UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08542

The Saratoga Advantage Trust
(Exact name of registrant as specified in charter)

12725 W. Indian School Rd, Suite E-101, Avondale, AZ	85392
(Address of principal executive offices)	(Zip code)

Stuart M Strauss, Esq. Dechert LLP 1095 Avenue of the Americas, New York, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	8/31

Date of reporting period:	8/31/24

Item 1.	Reports to Stockholders.

(a)

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2024	SLVYX	Class A

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$245	2.28%

What affected the Fund’s performance during this period?

The Fund’s top contributor during the fiscal year was CACI International. This government IT services leader beat consensus expectations for margins and revenue. Throughout the year, they also announced meaningful new IT wins with key government entities. Clean Harbors Inc. was the Fund’s 2nd top performing stock during this period. This hazardous waste collection and disposal company has benefitted from pricing actions and increased volume. The company has consistently beat and raised expectations in their Environmental Solutions segment which has led to a re-rating. Favorable tailwinds in environmental regulation around PFAS has also propelled the stock. Clean Harbors and CACI are both top positions currently.

The Fund’s main detractors were Lamb Weston, and Dollar General. Lamb Weston underperformed due to a large earnings and revenue cut. They experienced issues with their ERP transition which led to volumes meaningfully missing estimates. They also issued guidance for their 2025 fiscal year that raised caution around overcapacity and pricing. As a result, the stock de-rated significantly. We exited Lamb Weston after the 2025 fiscal year guide. Dollar General underperformed due to concerns around the lower end consumer. This led to sales and earnings missing estimates. Concerns around ceding market share to Walmart and Amazon has also led to a multiple de-rating. We still own Dollar General, but we are evaluating the merits of the original investment thesis and whether it should remain a long-term holding.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class A (with load)	8.12%	11.96%	6.70%
Saratoga Large Capitalization Value Fund, Class A	14.72%	13.30%	7.34%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Value Category	21.17%	11.74%	8.96%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

1

Fund Statistics
Total Net Assets	$20,248,191	Advisory Fees Paid by the Fund	$135,474
Number of Portfolio Holdings	20	Portfolio Turnover Rate	83%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	11.31
CACI International Inc	8.14
Liberty Media Corp-Formula One	7.96
Clean Harbors Inc	6.47
CBRE Group Inc Class A	5.54
Crown Holdings Inc	5.48
APi Group Corp	5.32
Charles River Laboratories International	5.22
Marvell Technology Inc	5.18
SBA Communications Corp Class A	5.18

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

2

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2024	SLVCX	Class C

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$306	2.86%

What affected the Fund’s performance during this period?

The Fund’s top contributor during the fiscal year was CACI International. This government IT services leader beat consensus expectations for margins and revenue. Throughout the year, they also announced meaningful new IT wins with key government entities. Clean Harbors Inc. was the Fund’s 2nd top performing stock during this period. This hazardous waste collection and disposal company has benefitted from pricing actions and increased volume. The company has consistently beat and raised expectations in their Environmental Solutions segment which has led to a re-rating. Favorable tailwinds in environmental regulation around PFAS has also propelled the stock. Clean Harbors and CACI are both top positions currently.

The Fund’s main detractors were Lamb Weston, and Dollar General. Lamb Weston underperformed due to a large earnings and revenue cut. They experienced issues with their ERP transition which led to volumes meaningfully missing estimates. They also issued guidance for their 2025 fiscal year that raised caution around overcapacity and pricing. As a result, the stock de-rated significantly. We exited Lamb Weston after the 2025 fiscal year guide. Dollar General underperformed due to concerns around the lower end consumer. This led to sales and earnings missing estimates. Concerns around ceding market share to Walmart and Amazon has also led to a multiple de-rating. We still own Dollar General, but we are evaluating the merits of the original investment thesis and whether it should remain a long-term holding.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class C (with load)	13.02%	12.62%	6.70%
Saratoga Large Capitalization Value Fund, Class C	14.02%	12.62%	6.70%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Value Category	21.17%	11.74%	8.96%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

3

Fund Statistics
Total Net Assets	$20,248,191	Advisory Fees Paid by the Fund	$135,474
Number of Portfolio Holdings	20	Portfolio Turnover Rate	83%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	11.31
CACI International Inc	8.14
Liberty Media Corp-Formula One	7.96
Clean Harbors Inc	6.47
CBRE Group Inc Class A	5.54
Crown Holdings Inc	5.48
APi Group Corp	5.32
Charles River Laboratories International	5.22
Marvell Technology Inc	5.18
SBA Communications Corp Class A	5.18

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

4

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2024	SLCVX	Class I

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$201	1.87%

What affected the Fund’s performance this period?

The Fund’s top contributor during the fiscal year was CACI International. This government IT services leader beat consensus expectations for margins and revenue. Throughout the year, they also announced meaningful new IT wins with key government entities. Clean Harbors Inc. was the Fund’s 2nd top performing stock during this period. This hazardous waste collection and disposal company has benefitted from pricing actions and increased volume. The company has consistently beat and raised expectations in their Environmental Solutions segment which has led to a re-rating. Favorable tailwinds in environmental regulation around PFAS has also propelled the stock. Clean Harbors and CACI are both top positions currently.

The Fund’s main detractors were Lamb Weston, and Dollar General. Lamb Weston underperformed due to a large earnings and revenue cut. They experienced issues with their ERP transition which led to volumes meaningfully missing estimates. They also issued guidance for their 2025 fiscal year that raised caution around overcapacity and pricing. As a result, the stock de-rated significantly. We exited Lamb Weston after the 2025 fiscal year guide. Dollar General underperformed due to concerns around the lower end consumer. This led to sales and earnings missing estimates. Concerns around ceding market share to Walmart and Amazon has also led to a multiple de-rating. We still own Dollar General, but we are evaluating the merits of the original investment thesis and whether it should remain a long-term holding.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class I	15.20%	13.76%	7.77%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Value Category	21.17%	11.74%	8.96%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

5

Fund Statistics
Total Net Assets	$20,248,191	Advisory Fees Paid by the Fund	$135,474
Number of Portfolio Holdings	20	Portfolio Turnover Rate	83%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	11.31
CACI International Inc	8.14
Liberty Media Corp-Formula One	7.96
Clean Harbors Inc	6.47
CBRE Group Inc Class A	5.54
Crown Holdings Inc	5.48
APi Group Corp	5.32
Charles River Laboratories International	5.22
Marvell Technology Inc	5.18
SBA Communications Corp Class A	5.18

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

6

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2024	SLGYX	Class A

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$249	2.11%

What affected the Fund’s performance during this period?

Despite rising equity prices during the period, the Fund remained focused on stock selection, which amounted for the entirety of the Fund's excess return. This stock selection impact was most apparent in the Information Technology and Consumer Discretionary sectors. Smaller sectors such as Energy, Utilities, Materials, and Real Estate had little impact due to limited stock selection opportunities. AppLovin Corp. (+121.4%) was the top Fund holding. We view AppLovin as a high-growth mobile app platform that excels in monetization, marketing, and analytics. We see potential double-digit growth in the company's software revenue, driven primarily by its gaming division, through 2026. Due to threshold limits set by mutual fund diversification rules that this Fund is privy to, the Fund held a significant underweight position in Mega-Cap Technology, Communication Services, and Consumer Discretionary stocks relative to common growth indexes, which was a headwind to relative performance. For example, key stocks such as Microsoft, Apple, Nvidia, Alphabet, and Amazon made up 43.4% of the Russell 1000 Growth Index, while the Fund allocated 32.7% on average to these names. These stocks outpaced the index and returned 48.5%, and the Fund's underweight position created a 1.4% performance drag.

From a risk perspective, the Fund's active weight constraints helped reduce exposure to market volatility and sentiment shifts during the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class A (with load)	28.10%	16.54%	13.76%
Saratoga Large Capitalization Growth Fund, Class A	35.90%	17.93%	14.44%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Growth Category	28.28%	15.37%	13.24%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

7

Fund Statistics
Total Net Assets	$33,018,984	Advisory Fees Paid by the Fund	$192,725
Number of Portfolio Holdings	51	Portfolio Turnover Rate	99%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
Microsoft Corp	7.86
Apple Inc	7.54
NVIDIA Corp	6.68
Meta Platforms Inc Class A	4.36
Amazon.com Inc	4.04
Broadcom Inc	2.65
Progressive Corp	2.57
Arista Networks Inc	2.45
AppLovin Corp Class A	2.44
Spotify Technology	2.38

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

8

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2024	SLGCX	Class C

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$314	2.67%

What affected the Fund’s performance during this period?

Despite rising equity prices during the period, the Fund remained focused on stock selection, which amounted for the entirety of the Fund's excess return. This stock selection impact was most apparent in the Information Technology and Consumer Discretionary sectors. Smaller sectors such as Energy, Utilities, Materials, and Real Estate had little impact due to limited stock selection opportunities. AppLovin Corp. (+121.4%) was the top Fund holding. We view AppLovin as a high-growth mobile app platform that excels in monetization, marketing, and analytics. We see potential double-digit growth in the company's software revenue, driven primarily by its gaming division, through 2026. Due to threshold limits set by mutual fund diversification rules that this Fund is privy to, the Fund held a significant underweight position in Mega-Cap Technology, Communication Services, and Consumer Discretionary stocks relative to common growth indexes, which was a headwind to relative performance. For example, key stocks such as Microsoft, Apple, Nvidia, Alphabet, and Amazon made up 43.4% of the Russell 1000 Growth Index, while the Fund allocated 32.7% on average to these names. These stocks outpaced the index and returned 48.5%, and the Fund's underweight position created a 1.4% performance drag.

From a risk perspective, the Fund's active weight constraints helped reduce exposure to market volatility and sentiment shifts during the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class C (with load)	34.00%	17.22%	13.75%
Saratoga Large Capitalization Growth Fund, Class C	35.00%	17.22%	13.75%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Growth Category	28.28%	15.37%	13.24%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

9

Fund Statistics
Total Net Assets	$33,018,984	Advisory Fees Paid by the Fund	$192,725
Number of Portfolio Holdings	51	Portfolio Turnover Rate	99%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Microsoft Corp	7.86
Apple Inc	7.54
NVIDIA Corp	6.68
Meta Platforms Inc Class A	4.36
Amazon.com Inc	4.04
Broadcom Inc	2.65
Progressive Corp	2.57
Arista Networks Inc	2.45
AppLovin Corp Class A	2.44
Spotify Technology	2.38

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

10

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2024	SLCGX	Class I

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$201	1.70%

What affected the Fund’s performance during this period?

Despite rising equity prices during the period, the Fund remained focused on stock selection, which amounted for the entirety of the Fund's excess return. This stock selection impact was most apparent in the Information Technology and Consumer Discretionary sectors. Smaller sectors such as Energy, Utilities, Materials, and Real Estate had little impact due to limited stock selection opportunities. AppLovin Corp. (+121.4%) was the top Fund holding. We view AppLovin as a high-growth mobile app platform that excels in monetization, marketing, and analytics. We see potential double-digit growth in the company's software revenue, driven primarily by its gaming division, through 2026. Due to threshold limits set by mutual fund diversification rules that this Fund is privy to, the Fund held a significant underweight position in Mega-Cap Technology, Communication Services, and Consumer Discretionary stocks relative to common growth indexes, which was a headwind to relative performance. For example, key stocks such as Microsoft, Apple, Nvidia, Alphabet, and Amazon made up 43.4% of the Russell 1000 Growth Index, while the Fund allocated 32.7% on average to these names. These stocks outpaced the index and returned 48.5%, and the Fund's underweight position created a 1.4% performance drag.

From a risk perspective, the Fund's active weight constraints helped reduce exposure to market volatility and sentiment shifts during the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class I	36.43%	18.40%	14.90%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Large Growth Category	28.28%	15.37%	13.24%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

11

Fund Statistics
Total Net Assets	$33,018,984	Advisory Fees Paid by the Fund	$192,725
Number of Portfolio Holdings	51	Portfolio Turnover Rate	99%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Microsoft Corp	7.86
Apple Inc	7.54
NVIDIA Corp	6.68
Meta Platforms Inc Class A	4.36
Amazon.com Inc	4.04
Broadcom Inc	2.65
Progressive Corp	2.57
Arista Networks Inc	2.45
AppLovin Corp Class A	2.44
Spotify Technology	2.38

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

12

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2024	SPMAX	Class A

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$227	2.03%

What affected the Fund’s performance this period?

During the period, stock selection in Utilities was the largest contributor to positive relative performance, with Vistra Corp as the top name. Industrials stock selection delivered outperformance with Vertiv Holdings Co. the strongest performer. Stock selection within Consumer Discretionary contributed to performance with Royal Caribbean Group as the top performer. Within Health Care, stock selection delivered outperformance with Cencora, Inc the leading name. Stock selection within Information Technology contributed, led by Monolithic Power Systems. Stock selection within Energy, with top name Diamondback Energy, Inc., contributed to outperformance. Outperformance within Financials came from both an overweight to the sector, and security selection, with Reinsurance Group of America, Incorporated leading. The portfolio was underweight Communication Services and Consumer Staples, which underperformed the benchmark, benefitting performance.

The greatest detractor to performance was an overweight in Materials which underperformed the benchmark, while an underweight in Real Estate, an outperforming sector, detracted from performance as well.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class A (with load)	16.24%	8.64%	5.78%
Saratoga Mid Capitalization Fund, Class A	23.32%	9.92%	6.41%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Mid Capitalization Blend Category	19.35%	11.31%	8.80%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

13

Fund Statistics
Total Net Assets	$12,705,597	Advisory Fees Paid by the Fund	$86,852
Number of Portfolio Holdings	59	Portfolio Turnover Rate	129%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Royal Caribbean Group	3.89
Monolithic Power Systems Inc	3.13
Cencora Inc.	2.83
EastGroup Properties Inc	2.80
Vulcan Materials Co	2.78
Tyler Technologies Inc	2.75
Nasdaq Inc	2.52
Extra Space Storage Inc	2.50
Cushman & Wakefield plc	2.49
Axon Enterprise Inc	2.34

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

14

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2024	SPMCX	Class C

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$293	2.63%

What affected the Fund’s performance this period?

During the period, stock selection in Utilities was the largest contributor to positive relative performance, with Vistra Corp as the top name. Industrials stock selection delivered outperformance with Vertiv Holdings Co. the strongest performer. Stock selection within Consumer Discretionary contributed to performance with Royal Caribbean Group as the top performer. Within Health Care, stock selection delivered outperformance with Cencora, Inc the leading name. Stock selection within Information Technology contributed, led by Monolithic Power Systems. Stock selection within Energy, with top name Diamondback Energy, Inc., contributed to outperformance. Outperformance within Financials came from both an overweight to the sector, and security selection, with Reinsurance Group of America, Incorporated leading. The portfolio was underweight Communication Services and Consumer Staples, which underperformed the benchmark, benefitting performance.

The greatest detractor to performance was an overweight in Materials which underperformed the benchmark, while an underweight in Real Estate, an outperforming sector, detracted from performance as well.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class C (with load)	21.64%	9.28%	5.79%
Saratoga Mid Capitalization Fund, Class C	22.64%	9.28%	5.79%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Mid Capitalization Blend Category	19.35%	11.31%	8.80%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

15

Fund Statistics
Total Net Assets	$12,705,597	Advisory Fees Paid by the Fund	$86,852
Number of Portfolio Holdings	59	Portfolio Turnover Rate	129%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Royal Caribbean Group	3.89
Monolithic Power Systems Inc	3.13
Cencora Inc.	2.83
EastGroup Properties Inc	2.80
Vulcan Materials Co	2.78
Tyler Technologies Inc	2.75
Nasdaq Inc	2.52
Extra Space Storage Inc	2.50
Cushman & Wakefield plc	2.49
Axon Enterprise Inc	2.34

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

16

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2024	SMIPX	Class I

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$182	1.63%

What affected the Fund’s performance this period?

During the period, stock selection in Utilities was the largest contributor to positive relative performance, with Vistra Corp as the top name. Industrials stock selection delivered outperformance with Vertiv Holdings Co. the strongest performer. Stock selection within Consumer Discretionary contributed to performance with Royal Caribbean Group as the top performer. Within Health Care, stock selection delivered outperformance with Cencora, Inc the leading name. Stock selection within Information Technology contributed, led by Monolithic Power Systems. Stock selection within Energy, with top name Diamondback Energy, Inc., contributed to outperformance. Outperformance within Financials came from both an overweight to the sector, and security selection, with Reinsurance Group of America, Incorporated leading. The portfolio was underweight Communication Services and Consumer Staples, which underperformed the benchmark, benefitting performance.

The greatest detractor to performance was an overweight in Materials which underperformed the benchmark, while an underweight in Real Estate, an outperforming sector, detracted from performance as well.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class I	23.90%	10.37%	6.83%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Mid Capitalization Blend Category	19.35%	11.31%	8.80%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

17

Fund Statistics
Total Net Assets	$12,705,597	Advisory Fees Paid by the Fund	$86,852
Number of Portfolio Holdings	59	Portfolio Turnover Rate	129%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Royal Caribbean Group	3.89
Monolithic Power Systems Inc	3.13
Cencora Inc.	2.83
EastGroup Properties Inc	2.80
Vulcan Materials Co	2.78
Tyler Technologies Inc	2.75
Nasdaq Inc	2.52
Extra Space Storage Inc	2.50
Cushman & Wakefield plc	2.49
Axon Enterprise Inc	2.34

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

18

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2024	SSCYX	Class A

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$251	2.28%

What affected the Fund’s performance this period?

During the period, portfolio management was keenly focused on the impacts of balance sheet health and interest rates on smaller companies. The stress of the higher cost of capital on the sector led the portfolio to overweight sectors sometimes viewed as more defensive and value-based: Materials, Industrials, and Consumer Staples. These localized producers, distributors, and consumer staples companies have realized an uptick in demand over the past several years. As supply chain disruptions have occurred - Covid-19, the Evergreen running aground in the Suez Canal, the tragic Baltimore bridge collapse – some national and multinational distributors and manufacturers have faced issues importing and exporting their goods. The overweight in these defensive sectors helped performance during the period.

Towards the end of the period, the portfolio trimmed its Consumer Staples holdings and added to Consumer Discretionary in light of positive economic data, including sustained consumer spending and falling inflation, benefitting performance.

The portfolio held underweights in Financials, Energy, and Real Estate. Smaller banks have been under more pressure from higher interest rates than larger national and global banks. Smaller banks are generally paying higher interest premiums, which has dented their bottom line; the portfolio’s underweight to these companies benefitted performance. The underweight to Energy and Real Estate were a detractor from performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class A (with load)	12.86%	10.96%	6.32%
Saratoga Small Capitalization Fund, Class A	19.75%	12.30%	6.94%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Small Capitalization Blend Category	17.61%	10.62%	7.99%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

19

Fund Statistics
Total Net Assets	$7,385,089	Advisory Fees Paid by the Fund	$43,510
Number of Portfolio Holdings	102	Portfolio Turnover Rate	135%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Sylvamo Corp	2.02
Mercury General Corp	2.00
ProAssurance Corp	1.99
Financial Institutions Inc	1.98
Kennedy-Wilson Holdings Inc	1.98
ADMA Biologics Inc	1.97
Madison Square Garden Entertainment	1.94
Applied Industrial Technologies Inc	1.89
ChoiceOne Financial Services Inc	1.89
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.85

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

20

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2024	SSCCX	Class C

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$319	2.91%

What affected the Fund’s performance this period?

During the period, portfolio management was keenly focused on the impacts of balance sheet health and interest rates on smaller companies. The stress of the higher cost of capital on the sector led the portfolio to overweight sectors sometimes viewed as more defensive and value-based: Materials, Industrials, and Consumer Staples. These localized producers, distributors, and consumer staples companies have realized an uptick in demand over the past several years. As supply chain disruptions have occurred - Covid-19, the Evergreen running aground in the Suez Canal, the tragic Baltimore bridge collapse – some national and multinational distributors and manufacturers have faced issues importing and exporting their goods. The overweight in these defensive sectors helped performance during the period.

Towards the end of the period, the portfolio trimmed its Consumer Staples holdings and added to Consumer Discretionary in light of positive economic data, including sustained consumer spending and falling inflation, benefitting performance.

The portfolio held underweights in Financials, Energy, and Real Estate. Smaller banks have been under more pressure from higher interest rates than larger national and global banks. Smaller banks are generally paying higher interest premiums, which has dented their bottom line; the portfolio’s underweight to these companies benefitted performance. The underweight to Energy and Real Estate were a detractor from performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class C (with load)	18.15%	11.76%	6.37%
Saratoga Small Capitalization Fund, Class C	19.15%	11.76%	6.37%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Small Capitalization Blend Category	17.61%	10.62%	7.99%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

21

Fund Statistics
Total Net Assets	$7,385,089	Advisory Fees Paid by the Fund	$43,510
Number of Portfolio Holdings	102	Portfolio Turnover Rate	135%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Sylvamo Corp	2.02
Mercury General Corp	2.00
ProAssurance Corp	1.99
Financial Institutions Inc	1.98
Kennedy-Wilson Holdings Inc	1.98
ADMA Biologics Inc	1.97
Madison Square Garden Entertainment	1.94
Applied Industrial Technologies Inc	1.89
ChoiceOne Financial Services Inc	1.89
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.85

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

22

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2024	SSCPX	Class I

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$207	1.88%

What affected the Fund’s performance during this period?

During the period, portfolio management was keenly focused on the impacts of balance sheet health and interest rates on smaller companies. The stress of the higher cost of capital on the sector led the portfolio to overweight sectors sometimes viewed as more defensive and value-based: Materials, Industrials, and Consumer Staples. These localized producers, distributors, and consumer staples companies have realized an uptick in demand over the past several years. As supply chain disruptions have occurred - Covid-19, the Evergreen running aground in the Suez Canal, the tragic Baltimore bridge collapse – some national and multinational distributors and manufacturers have faced issues importing and exporting their goods. The overweight in these defensive sectors helped performance during the period.

Towards the end of the period, the portfolio trimmed its Consumer Staples holdings and added to Consumer Discretionary in light of positive economic data, including sustained consumer spending and falling inflation, benefitting performance.

The portfolio held underweights in Financials, Energy, and Real Estate. Smaller banks have been under more pressure from higher interest rates than larger national and global banks. Smaller banks are generally paying higher interest premiums, which has dented their bottom line; the portfolio’s underweight to these companies benefitted performance. The underweight to Energy and Real Estate were a detractor from performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class I	20.22%	12.68%	7.33%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Small Capitalization Blend Category	17.61%	10.62%	7.99%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

23

Fund Statistics
Total Net Assets	$7,385,089	Advisory Fees Paid by the Fund	$43,510
Number of Portfolio Holdings	102	Portfolio Turnover Rate	135%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Sylvamo Corp	2.02
Mercury General Corp	2.00
ProAssurance Corp	1.99
Financial Institutions Inc	1.98
Kennedy-Wilson Holdings Inc	1.98
ADMA Biologics Inc	1.97
Madison Square Garden Entertainment	1.94
Applied Industrial Technologies Inc	1.89
ChoiceOne Financial Services Inc	1.89
Dreyfus Inst Prefer Govt Money Mkt Inst Class	1.85

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

24

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2024	SIEYX	Class A

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$298	2.80%

What affected the Fund’s performance during this period?

In the Fund, Emerging Asia accounted for the bulk of underperformance. The largest negative impact was due to China based holdings, although the underweight to the country mitigated some of the drag. Conversely, the underweight to India was a detriment. Developed Europe was the top contributing region, led by holdings in the UK, Denmark, and Switzerland. Developed Americas (Canada) was the second largest contributor despite its small weight.

From a sector view, the Information Technology sector was the main detractor largely due to stocks not held (e.g. SAP, ASML) while Consumer Staples was the largest detractor in terms of stock selection. Haidilao International (-34%), a Chinese operator of hot pot restaurants, and ORION Corp (-24%), a South Korean confectionary manufacturer, were the primary underperformers. Industrial holdings were the largest outperformers, led by Japanese machinery maker Mitsubishi Heavy Industries (+136%). The Materials sector was the second largest contributor to excess return, thanks to Canadian gold miner Kinross Gold (+89%).

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class A (with load)	6.62%	5.25%	0.14%
Saratoga International Equity Fund, Class A	13.08%	6.49%	0.74%
MSCI ACWI Ex-USA Index	18.21%	7.56%	4.42%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

25

Fund Statistics
Total Net Assets	$3,535,156	Advisory Fees Paid by the Fund	$24,839
Number of Portfolio Holdings	43	Portfolio Turnover Rate	38%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Mitsubishi Heavy Industries Ltd	3.32
Taiwan Semiconductor Manufacturing	3.06
Allianz S.E.	2.84
Check Point Software Technologies	2.83
Coca-Cola Europacific Partners plc	2.80
Sumitomo Mitsui Financial Group Inc	2.80
Rolls-Royce Holdings plc	2.78
Compagnie de Saint-Gobain SA	2.77
Banco Santander SA	2.75
Kinross Gold Corp	2.73

Regional Exposure
Americas	6.3
Greater Europe	50.2
Greater Asia	43.5

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

26

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2024	SIECX	Class C

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$347	3.27%

What affected the Fund’s performance during this period?

In the Fund, Emerging Asia accounted for the bulk of underperformance. The largest negative impact was due to China based holdings, although the underweight to the country mitigated some of the drag. Conversely, the underweight to India was a detriment. Developed Europe was the top contributing region, led by holdings in the UK, Denmark, and Switzerland. Developed Americas (Canada) was the second largest contributor despite its small weight.

From a sector view, the Information Technology sector was the main detractor largely due to stocks not held (e.g. SAP, ASML) while Consumer Staples was the largest detractor in terms of stock selection. Haidilao International (-34%), a Chinese operator of hot pot restaurants, and ORION Corp (-24%), a South Korean confectionary manufacturer, were the primary underperformers. Industrial holdings were the largest outperformers, led by Japanese machinery maker Mitsubishi Heavy Industries (+136%). The Materials sector was the second largest contributor to excess return, thanks to Canadian gold miner Kinross Gold (+89%).

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class C (with load)	11.47%	5.85%	0.14%
Saratoga International Equity Fund, Class C	12.47%	5.85%	0.14%
MSCI ACWI Ex-USA Index	18.21%	7.56%	4.42%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

27

Fund Statistics
Total Net Assets	$3,535,156	Advisory Fees Paid by the Fund	$24,839
Number of Portfolio Holdings	43	Portfolio Turnover Rate	38%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Mitsubishi Heavy Industries Ltd	3.32
Taiwan Semiconductor Manufacturing	3.06
Allianz S.E.	2.84
Check Point Software Technologies	2.83
Coca-Cola Europacific Partners plc	2.80
Sumitomo Mitsui Financial Group Inc	2.80
Rolls-Royce Holdings plc	2.78
Compagnie de Saint-Gobain SA	2.77
Banco Santander SA	2.75
Kinross Gold Corp	2.73

Regional Exposure
Americas	6.3
Greater Europe	50.2
Greater Asia	43.5

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

28

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2024	SIEPX	Class I

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$256	2.40%

What affected the Fund’s performance during this period?

In the Fund, Emerging Asia accounted for the bulk of underperformance. The largest negative impact was due to China based holdings, although the underweight to the country mitigated some of the drag. Conversely, the underweight to India was a detriment. Developed Europe was the top contributing region, led by holdings in the UK, Denmark, and Switzerland. Developed Americas (Canada) was the second largest contributor despite its small weight.

From a sector view, the Information Technology sector was the main detractor largely due to stocks not held (e.g. SAP, ASML) while Consumer Staples was the largest detractor in terms of stock selection. Haidilao International (-34%), a Chinese operator of hot pot restaurants, and ORION Corp (-24%), a South Korean confectionary manufacturer, were the primary underperformers. Industrial holdings were the largest outperformers, led by Japanese machinery maker Mitsubishi Heavy Industries (+136%). The Materials sector was the second largest contributor to excess return, thanks to Canadian gold miner Kinross Gold (+89%).

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class I	13.60%	6.94%	1.14%
MSCI ACWI Ex-USA Index	18.21%	7.56%	4.42%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

29

Fund Statistics
Total Net Assets	$3,535.156	Advisory Fees Paid by the Fund	$24,839
Number of Portfolio Holdings	43	Portfolio Turnover Rate	38%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Mitsubishi Heavy Industries Ltd	3.32
Taiwan Semiconductor Manufacturing	3.06
Allianz S.E.	2.84
Check Point Software Technologies	2.83
Coca-Cola Europacific Partners plc	2.80
Sumitomo Mitsui Financial Group Inc	2.80
Rolls-Royce Holdings plc	2.78
Compagnie de Saint-Gobain SA	2.77
Banco Santander SA	2.75
Kinross Gold Corp	2.73

Regional Exposure
Americas	6.3
Greater Europe	50.2
Greater Asia	43.5

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

30

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2024	SHPAX	Class A

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$298	2.72%

What affected the Fund’s performance during this period?

From a sub-industry perspective, strength in the Fund's performance came from facilities and distributors while managed healthcare and life sciences tools & services lagged on a relative basis.

Facilities companies benefitted as continued improvement in utilization rates drove revenues higher and moderating labor costs aided margins. Tenet Healthcare, a leading provider of healthcare services, led in this sub-industry as increased cash flows and strong execution combined with the positive aforementioned trends drove shares higher. Within distributors, consistent drug volumes, growth in specialty pharmaceuticals such as GLP-1's (weight-loss drugs) and improved generics pricing were all tailwinds for the segment. McKesson, one of the largest specialty drug distributors outperformed as a result.

Managed healthcare stocks in the Fund lagged due to concerns surrounding Medicare Advantage utilization and reimbursement rates. Progyny, a benefits management company, was a detractor as it remains unclear in the near-term as to when visibility regarding utilization rates might improve. Tools & equipment companies trailed in the period as they continue to work down excess inventories that have weighed on the group in recent quarters causing Illumina, a leading provider of tools for genetic analysis, to underperform within the Fund.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class A (with load)	12.06%	8.68%	6.20%
Saratoga Health & Biotechnology Fund, Class A	18.90%	9.97%	6.83%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Health Category	16.25%	9.23%	8.77%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

31

Fund Statistics
Total Net Assets	$13,146,119	Advisory Fees Paid by the Fund	$149,071
Number of Portfolio Holdings	33	Portfolio Turnover Rate	17%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Regeneron Pharmaceuticals Inc	6.04
Amgen Inc	5.06
Cencora Inc	4.67
Tenet Healthcare Corp	4.67
McKesson Corp	4.48
United Therapeutics Corp	4.29
Intuitive Surgical Inc	4.20
Elevance Health Inc	3.85
Exelixis Inc	3.83
The Cigna Group	3.77

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

32

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2024	SHPCX	Class C

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$362	3.32%

What affected the Fund’s performance during this period?

From a sub-industry perspective, strength in the Fund's performance came from facilities and distributors while managed healthcare and life sciences tools & services lagged on a relative basis.

Facilities companies benefitted as continued improvement in utilization rates drove revenues higher and moderating labor costs aided margins. Tenet Healthcare, a leading provider of healthcare services, led in this sub-industry as increased cash flows and strong execution combined with the positive aforementioned trends drove shares higher. Within distributors, consistent drug volumes, growth in specialty pharmaceuticals such as GLP-1's (weight-loss drugs) and improved generics pricing were all tailwinds for the segment. McKesson, one of the largest specialty drug distributors outperformed as a result.

Managed healthcare stocks in the Fund lagged due to concerns surrounding Medicare Advantage utilization and reimbursement rates. Progyny, a benefits management company, was a detractor as it remains unclear in the near-term as to when visibility regarding utilization rates might improve. Tools & equipment companies trailed in the period as they continue to work down excess inventories that have weighed on the group in recent quarters causing Illumina, a leading provider of tools for genetic analysis, to underperform within the Fund.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class C (with load)	17.21%	9.31%	6.19%
Saratoga Health & Biotechnology Fund, Class C	18.21%	9.31%	6.19%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Health Category	16.25%	9.23%	8.77%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

33

Fund Statistics
Total Net Assets	$13,146,119	Advisory Fees Paid by the Fund	$149,071
Number of Portfolio Holdings	33	Portfolio Turnover Rate	17%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Regeneron Pharmaceuticals Inc	6.04
Amgen Inc	5.06
Cencora Inc	4.67
Tenet Healthcare Corp	4.67
McKesson Corp	4.48
United Therapeutics Corp	4.29
Intuitive Surgical Inc	4.20
Elevance Health Inc	3.85
Exelixis Inc	3.83
The Cigna Group	3.77

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

34

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2024	SBHIX	Class I

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$254	2.32%

What affected the Fund’s performance during this period?

From a sub-industry perspective, strength in the Fund's performance came from facilities and distributors while managed healthcare and life sciences tools & services lagged on a relative basis.

Facilities companies benefitted as continued improvement in utilization rates drove revenues higher and moderating labor costs aided margins. Tenet Healthcare, a leading provider of healthcare services, led in this sub-industry as increased cash flows and strong execution combined with the positive aforementioned trends drove shares higher. Within distributors, consistent drug volumes, growth in specialty pharmaceuticals such as GLP-1's (weight-loss drugs) and improved generics pricing were all tailwinds for the segment. McKesson, one of the largest specialty drug distributors outperformed as a result.

Managed healthcare stocks in the Fund lagged due to concerns surrounding Medicare Advantage utilization and reimbursement rates. Progyny, a benefits management company, was a detractor as it remains unclear in the near-term as to when visibility regarding utilization rates might improve. Tools & equipment companies trailed in the period as they continue to work down excess inventories that have weighed on the group in recent quarters causing Illumina, a leading provider of tools for genetic analysis, to underperform within the Fund.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class I	19.35%	10.42%	7.26%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Health Category	16.25%	9.23%	8.77%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

35

Fund Statistics
Total Net Assets	$13,146,119	Advisory Fees Paid by the Fund	$149,071
Number of Portfolio Holdings	33	Portfolio Turnover Rate	17%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Regeneron Pharmaceuticals Inc	6.04
Amgen Inc	5.06
Cencora Inc	4.67
Tenet Healthcare Corp	4.67
McKesson Corp	4.48
United Therapeutics Corp	4.29
Intuitive Surgical Inc	4.20
Elevance Health Inc	3.85
Exelixis Inc	3.83
The Cigna Group	3.77

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

36

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2024	STPAX	Class A

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$289	2.62%

What affected the Fund’s performance during this period?

The largest contributors to performance during the period were Meta Platforms and Nvidia. Meta benefitted from strong revenue growth driven by solid global advertising demand and improved capital allocation which allowed margins to expand. Nvidia outperformed as AI-driven chip demand has remained ahead of investors’ expectations, elevating growth in both revenues and earnings. From a sub-industry perspective, the semiconductor and semiconductor capital equipment subsectors have been the biggest beneficiaries of AI spending as have those software companies that have been able to implement AI-features into new products.

The biggest detractor during the period was Intel, which was sold from the Fund, as persistent company-specific headwinds now look to be longer-term in nature. Cisco Systems, a provider of networking systems and services, also underperformed as capital equipment spending by enterprise customers decelerated as concerns of slowing economic growth rose with the Federal Reserve’s persistently tight policy.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class A (with load)	13.85%	11.30%	12.69%
Saratoga Technology & Communications Fund, Class A	20.76%	12.63%	13.36%
S&P 500® Index	27.14%	15.92%	12.98%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

37

Fund Statistics
Total Net Assets	$41,819,557	Advisory Fees Paid by the Fund	$523,341
Number of Portfolio Holdings	27	Portfolio Turnover Rate	8%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Alphabet Inc Class C	9.05
Microsoft Corp	7.22
Amazon.com Inc	6.83
KLA Corp	5.88
Oracle Corp	5.71
Meta Platforms Inc Class A	5.36
Visa Inc Class A	5.12
Cisco Systems Inc	4.78
Qualcomm Inc	4.61
NVIDIA Corp	4.54

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

38

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2024	STPCX	Class C

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$354	3.22%

What affected the Fund’s performance during this period?

The largest contributors to performance during the period were Meta Platforms and Nvidia. Meta benefitted from strong revenue growth driven by solid global advertising demand and improved capital allocation which allowed margins to expand. Nvidia outperformed as AI-driven chip demand has remained ahead of investors’ expectations, elevating growth in both revenues and earnings. From a sub-industry perspective, the semiconductor and semiconductor capital equipment subsectors have been the biggest beneficiaries of AI spending as have those software companies that have been able to implement AI-features into new products.

The biggest detractor during the period was Intel, which was sold from the Fund, as persistent company-specific headwinds now look to be longer-term in nature. Cisco Systems, a provider of networking systems and services, also underperformed as capital equipment spending by enterprise customers decelerated as concerns of slowing economic growth rose with the Federal Reserve’s persistently tight policy.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class C (with load)	19.01%	11.97%	12.69%
Saratoga Technology & Communications Fund, Class C	20.01%	11.97%	12.69%
S&P 500® Index	27.14%	15.92%	12.98%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

39

Fund Statistics
Total Net Assets	$41,819,557	Advisory Fees Paid by the Fund	$523,341
Number of Portfolio Holdings	27	Portfolio Turnover Rate	8%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Alphabet Inc Class C	9.05
Microsoft Corp	7.22
Amazon.com Inc	6.83
KLA Corp	5.88
Oracle Corp	5.71
Meta Platforms Inc Class A	5.36
Visa Inc Class A	5.12
Cisco Systems Inc	4.78
Qualcomm Inc	4.61
NVIDIA Corp	4.54

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

40

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2024	STPIX	Class I

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$246	2.22%

What affected the Fund’s performance during this period?

The largest contributors to performance during the period were Meta Platforms and Nvidia. Meta benefitted from strong revenue growth driven by solid global advertising demand and improved capital allocation which allowed margins to expand. Nvidia outperformed as AI-driven chip demand has remained ahead of investors’ expectations, elevating growth in both revenues and earnings. From a sub-industry perspective, the semiconductor and semiconductor capital equipment subsectors have been the biggest beneficiaries of AI spending as have those software companies that have been able to implement AI-features into new products.

The biggest detractor during the period was Intel, which was sold from the Fund, as persistent company-specific headwinds now look to be longer-term in nature. Cisco Systems, a provider of networking systems and services, also underperformed as capital equipment spending by enterprise customers decelerated as concerns of slowing economic growth rose with the Federal Reserve’s persistently tight policy.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class I	21.25%	13.09%	13.82%
S&P 500® Index	27.14%	15.92%	12.98%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

41

Fund Statistics
Total Net Assets	$41,819,557	Advisory Fees Paid by the Fund	$523,341
Number of Portfolio Holdings	27	Portfolio Turnover Rate	8%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Alphabet Inc Class C	9.05
Microsoft Corp	7.22
Amazon.com Inc	6.83
KLA Corp	5.88
Oracle Corp	5.71
Meta Platforms Inc Class A	5.36
Visa Inc Class A	5.12
Cisco Systems Inc	4.78
Qualcomm Inc	4.61
NVIDIA Corp	4.54

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

42

SARATOGA ENERGY & BASIC MATERIALS FUND
Annual Shareholder Report	8/31/2024	SBMBX	Class A

This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class A	$344	3.40%

What affected the Fund’s performance during this period?

The Fund’s Energy holdings (59% of Fund weight on average) returned 8.8% for the period. Integrated Oil and Gas holdings were the biggest detractors, while Exploration and Production holdings were the largest contributors. However, the overweight to the Exploration and Production subindustry and underweight to Integrated Oil and Gas detracted from excess return. Diamondback Energy (+36%) was the top contributor among sector holdings while PBF Energy (-26%) was the largest underperformer.

The Fund’s Basic Materials holdings (39% of Fund weight on average) returned 2.5% for the period. Holdings in the Steel subindustry were the worst detractors, led by POSCO Holdings (-42%), which was a top performer in the portfolio last year. The lead contributor was Diversified Chemicals, however, the negative allocation effect from being overweight this subindustry more than offset the positive stock selection effect. The underweight to Copper also hurt relative performance. Canada-based gold miner Kinross Gold (+52%), was the top individual contributor over the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class A (with load)	-3.35%	6.82%	-2.89%
Saratoga Energy & Basic Materials Fund, Class A	2.55%	8.09%	-2.32%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Equity Energy Category	2.90%	13.03%	-2.23%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

43

Fund Statistics
Total Net Assets	$1,391,908	Advisory Fees Paid by the Fund	$12,386
Number of Portfolio Holdings	45	Portfolio Turnover Rate	47%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Exxon Mobil Corp	7.45
Chevron Corp	6.57
Petroleo Brasileiro SA Petrobras A	3.80
Kinder Morgan Inc Class P	3.23
EOG Resources Inc	3.22
Rio Tinto PLC ADR	3.21
Suncor Energy Inc	3.07
Eni SpA ADR	2.99
Kinross Gold Corp	2.89
ConocoPhillips	2.87

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

44

SARATOGA ENERGY & BASIC MATERIALS FUND
Annual Shareholder Report	8/31/2024	SEPCX	Class C

This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class C	$404	4.00%

What affected the Fund’s performance during this period?

The Fund’s Energy holdings (59% of Fund weight on average) returned 8.8% for the period. Integrated Oil and Gas holdings were the biggest detractors, while Exploration and Production holdings were the largest contributors. However, the overweight to the Exploration and Production subindustry and underweight to Integrated Oil and Gas detracted from excess return. Diamondback Energy (+36%) was the top contributor among sector holdings while PBF Energy (-26%) was the largest underperformer.

The Fund’s Basic Materials holdings (39% of Fund weight on average) returned 2.5% for the period. Holdings in the Steel subindustry were the worst detractors, led by POSCO Holdings (-42%), which was a top performer in the portfolio last year. The lead contributor was Diversified Chemicals, however, the negative allocation effect from being overweight this subindustry more than offset the positive stock selection effect. The underweight to Copper also hurt relative performance. Canada-based gold miner Kinross Gold (+52%), was the top individual contributor over the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class C (with load)	0.95%	7.42%	-2.76%
Saratoga Energy & Basic Materials Fund, Class C	1.95%	7.42%	-2.76%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Equity Energy Category	2.90%	13.03%	-2.23%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

45

Fund Statistics
Total Net Assets	$1,391,908	Advisory Fees Paid by the Fund	$12,386
Number of Portfolio Holdings	45	Portfolio Turnover Rate	47%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Exxon Mobil Corp	7.45
Chevron Corp	6.57
Petroleo Brasileiro SA Petrobras A	3.80
Kinder Morgan Inc Class P	3.23
EOG Resources Inc	3.22
Rio Tinto PLC ADR	3.21
Suncor Energy Inc	3.07
Eni SpA ADR	2.99
Kinross Gold Corp	2.89
ConocoPhillips	2.87

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

46

SARATOGA ENERGY & BASIC MATERIALS FUND
Annual Shareholder Report	8/31/2024	SEPIX	Class I

This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class I	$305	3.00%

What affected the Fund’s performance during this period?

The Fund’s Energy holdings (59% of Fund weight on average) returned 8.8% for the period. Integrated Oil and Gas holdings were the biggest detractors, while Exploration and Production holdings were the largest contributors. However, the overweight to the Exploration and Production subindustry and underweight to Integrated Oil and Gas detracted from excess return. Diamondback Energy (+36%) was the top contributor among sector holdings while PBF Energy (-26%) was the largest underperformer.

The Fund’s Basic Materials holdings (39% of Fund weight on average) returned 2.5% for the period. Holdings in the Steel subindustry were the worst detractors, led by POSCO Holdings (-42%), which was a top performer in the portfolio last year. The lead contributor was Diversified Chemicals, however, the negative allocation effect from being overweight this subindustry more than offset the positive stock selection effect. The underweight to Copper also hurt relative performance. Canada-based gold miner Kinross Gold (+52%), was the top individual contributor over the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class I	3.02%	8.51%	-1.93%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Equity Energy Category	2.90%	13.03%	-2.23%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

47

Fund Statistics
Total Net Assets	$1,391,908	Advisory Fees Paid by the Fund	$12,386
Number of Portfolio Holdings	45	Portfolio Turnover Rate	47%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Exxon Mobil Corp	7.45
Chevron Corp	6.57
Petroleo Brasileiro SA Petrobras A	3.80
Kinder Morgan Inc Class P	3.23
EOG Resources Inc	3.22
Rio Tinto PLC ADR	3.21
Suncor Energy Inc	3.07
Eni SpA ADR	2.99
Kinross Gold Corp	2.89
ConocoPhillips	2.87

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

48

SARATOGA FINANCIAL SERVICES FUND
Annual Shareholder Report	8/31/2024	SFPAX	Class A

This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class A	$391	3.40%

What affected the Fund’s performance during this period?

Top performers in the Fund were Property & Casualty Insurance company Progressive Corporation (+90.3%) and Consumer Finance company American Express (+66.2%). Progressive underwrites auto, property and specialty lines of insurance; with almost 20 million personal auto policies in force, it is one of the largest auto insurers in the US. Progressive is benefiting from a stronger pricing environment that is boosting underwriting results and higher interest rates producing stronger investment income. The Fund’s underweight to Transaction & Payment Processing Services firms Visa (+13.4%) and Mastercard (+17.8%) was additive to relative performance as both companies underperformed financial services peers for the period. Transaction & Payment Processors experienced slowing volume growth in mid-2024 which weighed on earnings and share prices.

Key detractors to performance were the Transaction & Payment Processing firm WEX, Inc. (-4.2%, for the period held) and Property & Casualty Insurance company W.R. Berkley (-1.1%, for the period held). WEX provides payment processing services to the commercial and government vehicle fleets around the globe and came under pressure during the year due to softness in its online travel agent client base. The Fund’s underweight to Diversified Bank JP Morgan detracted from performance.

The Fund generally held smaller companies than the financial services holdings in the S&P 500 Index. Owning smaller companies was a headwind to relative performance while the Fund’s tilt toward lower price-earnings and price-book ratio stocks was modestly additive to relative performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class A (with load)	22.32%	7.79%	5.53%
Saratoga Financial Services Fund, Class A	29.77%	9.08%	6.16%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Financial Category	32.83%	10.87%	9.00%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

49

Fund Statistics
Total Net Assets	$1,477,456	Advisory Fees Paid by the Fund	$4,379
Number of Portfolio Holdings	52	Portfolio Turnover Rate	32%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Berkshire Hathaway Inc Class B	10.79
JPMorgan Chase & Co	4.40
Bank of America Corp	4.17
Mastercard Inc Class A	4.12
Chubb Ltd	4.04
Aflac Inc	3.90
Visa Inc Class A	3.85
Wells Fargo & Co	3.13
CME Group Inc	3.07
Ameriprise Financial Inc	3.01

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

50

SARATOGA FINANCIAL SERVICES FUND
Annual Shareholder Report	8/31/2024	SFPCX	Class C

This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class C	$467	4.00%

What affected the Fund’s performance during this period?

Top performers in the Fund were Property & Casualty Insurance company Progressive Corporation (+90.3%) and Consumer Finance company American Express (+66.2%). Progressive underwrites auto, property and specialty lines of insurance; with almost 20 million personal auto policies in force, it is one of the largest auto insurers in the US. Progressive is benefiting from a stronger pricing environment that is boosting underwriting results and higher interest rates producing stronger investment income. The Fund’s underweight to Transaction & Payment Processing Services firms Visa (+13.4%) and Mastercard (+17.8%) was additive to relative performance as both companies underperformed financial services peers for the period. Transaction & Payment Processors experienced slowing volume growth in mid-2024 which weighed on earnings and share prices.

Key detractors to performance were the Transaction & Payment Processing firm WEX, Inc. (-4.2%, for the period held) and Property & Casualty Insurance company W.R. Berkley (-1.1%, for the period held). WEX provides payment processing services to the commercial and government vehicle fleets around the globe and came under pressure during the year due to softness in its online travel agent client base. The Fund’s underweight to Diversified Bank JP Morgan detracted from performance.

The Fund generally held smaller companies than the financial services holdings in the S&P 500 Index. Owning smaller companies was a headwind to relative performance while the Fund’s tilt toward lower price-earnings and price-book ratio stocks was modestly additive to relative performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class C (with load)	32.41%	11.05%	6.79%
Saratoga Financial Services Fund, Class C	33.41%	11.05%	6.79%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Financial Category	32.83%	10.87%	9.00%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

51

Fund Statistics
Total Net Assets	$1,477,456	Advisory Fees Paid by the Fund	$4,379
Number of Portfolio Holdings	52	Portfolio Turnover Rate	32%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Berkshire Hathaway Inc Class B	10.79
JPMorgan Chase & Co	4.40
Bank of America Corp	4.17
Mastercard Inc Class A	4.12
Chubb Ltd	4.04
Aflac Inc	3.90
Visa Inc Class A	3.85
Wells Fargo & Co	3.13
CME Group Inc	3.07
Ameriprise Financial Inc	3.01

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

52

SARATOGA FINANCIAL SERVICES FUND
Annual Shareholder Report	8/31/2024	SFPIX	Class I

This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class I	$345	3.00%

What affected the Fund’s performance during this period?

Top performers in the Fund were Property & Casualty Insurance company Progressive Corporation (+90.3%) and Consumer Finance company American Express (+66.2%). Progressive underwrites auto, property and specialty lines of insurance; with almost 20 million personal auto policies in force, it is one of the largest auto insurers in the US. Progressive is benefiting from a stronger pricing environment that is boosting underwriting results and higher interest rates producing stronger investment income. The Fund’s underweight to Transaction & Payment Processing Services firms Visa (+13.4%) and Mastercard (+17.8%) was additive to relative performance as both companies underperformed financial services peers for the period. Transaction & Payment Processors experienced slowing volume growth in mid-2024 which weighed on earnings and share prices.

Key detractors to performance were the Transaction & Payment Processing firm WEX, Inc. (-4.2%, for the period held) and Property & Casualty Insurance company W.R. Berkley (-1.1%, for the period held). WEX provides payment processing services to the commercial and government vehicle fleets around the globe and came under pressure during the year due to softness in its online travel agent client base. The Fund’s underweight to Diversified Bank JP Morgan detracted from performance.

The Fund generally held smaller companies than the financial services holdings in the S&P 500 Index. Owning smaller companies was a headwind to relative performance while the Fund’s tilt toward lower price-earnings and price-book ratio stocks was modestly additive to relative performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class I	30.19%	9.52%	6.58%
S&P 500® Index	27.14%	15.92%	12.98%
Morningstar US Fund Financial Category	32.83%	10.87%	9.00%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

53

Fund Statistics
Total Net Assets	$1,477,456	Advisory Fees Paid by the Fund	$4,379
Number of Portfolio Holdings	52	Portfolio Turnover Rate	32%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Berkshire Hathaway Inc Class B	10.79
JPMorgan Chase & Co	4.40
Bank of America Corp	4.17
Mastercard Inc Class A	4.12
Chubb Ltd	4.04
Aflac Inc	3.90
Visa Inc Class A	3.85
Wells Fargo & Co	3.13
CME Group Inc	3.07
Ameriprise Financial Inc	3.01

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

54

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2024	SQBAX	Class A

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$180	1.76%

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund's main holding, the Vanguard Intermediate-Term Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund's overweight to Intermediate-Term Bonds over Long-Term, Short-Term, and Ultra Short-Term Bond strategies benefited performance. A smaller, but not insubstantial, allocation to Short-Term Bonds was the cause of relative underperformance, as the Vanguard Short-Term Bond Index strategy underperformed its Intermediate-Term strategy and its peergroup. Within the satellite strategy of the Fund, the Fund chose not to hold the High Yield, Interest-Rate Hedged, or Inflation-Protected strategies it can deploy as a small part of its portfolio. Broadly, this was a benefit to performance, as these strategies largely underperformed their more traditional counterparts during the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class A (with load)	-1.02%	-0.70%	-0.04%
Saratoga Investment Quality Bond Fund, Class A	4.98%	0.48%	0.55%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.64%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

55

Fund Statistics
Total Net Assets	$11,366,986	Advisory Fees Paid by the Fund	$59,733
Number of Portfolio Holdings	3	Portfolio Turnover Rate	60%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	64.60
Vanguard Short-Term Bond Index Fund, Admiral Class	30.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

56

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2024	SQBCX	Class C

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$237	2.32%

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund's main holding, the Vanguard Intermediate-Term Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund's overweight to Intermediate-Term Bonds over Long-Term, Short-Term, and Ultra Short-Term Bond strategies benefited performance. A smaller, but not insubstantial, allocation to Short-Term Bonds was the cause of relative underperformance, as the Vanguard Short-Term Bond Index strategy underperformed its Intermediate-Term strategy and its peergroup. Within the satellite strategy of the Fund, the Fund chose not to hold the High Yield, Interest-Rate Hedged, or Inflation-Protected strategies it can deploy as a small part of its portfolio. Broadly, this was a benefit to performance, as these strategies largely underperformed their more traditional counterparts during the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class C (with load)	3.35%	-0.17%	0.08%
Saratoga Investment Quality Bond Fund, Class C	4.35%	-0.17%	0.08%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.64%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

57

Fund Statistics
Total Net Assets	$11,366,986	Advisory Fees Paid by the Fund	$59,733
Number of Portfolio Holdings	3	Portfolio Turnover Rate	60%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	64.60
Vanguard Short-Term Bond Index Fund, Admiral Class	30.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

58

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2024	SIBPX	Class I

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$141	1.37%

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund's main holding, the Vanguard Intermediate-Term Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund's overweight to Intermediate-Term Bonds over Long-Term, Short-Term, and Ultra Short-Term Bond strategies benefited performance. A smaller, but not insubstantial, allocation to Short-Term Bonds was the cause of relative underperformance, as the Vanguard Short-Term Bond Index strategy underperformed its Intermediate-Term strategy and its peergroup. Within the satellite strategy of the Fund, the Fund chose not to hold the High Yield, Interest-Rate Hedged, or Inflation-Protected strategies it can deploy as a small part of its portfolio. Broadly, this was a benefit to performance, as these strategies largely underperformed their more traditional counterparts during the period.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class I	5.35%	0.86%	0.92%
Bloomberg US Aggregate Bond Index	7.30%	-0.04%	1.64%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

59

Fund Statistics
Total Net Assets	$11,366,986	Advisory Fees Paid by the Fund	$59,733
Number of Portfolio Holdings	3	Portfolio Turnover Rate	60%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	64.60
Vanguard Short-Term Bond Index Fund, Admiral Class	30.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

60

SARATOGA MUNICIPAL BOND FUND
Annual Shareholder Report	8/31/2024	SMBAX	Class A

This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class A	$233	2.30%

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund’s main holding, the Vanguard Intermediate-Term Tax-Exempt Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund’s overweight to Intermediate-Term Tax-Exempt Bonds over Short-Term and Ultra-Short Term Tax-Exempt Bond strategies benefited performance, though the absence of Long-Term Tax-Exempt Bonds was a drag on performance. While the Fund’s Ultra-Short-Term Tax-Exempt Bond holding outperformed its peergroup, the position still caused relative underperformance, as the strategy underperformed Intermediate-Term and Long-Term Tax-Exempt strategies.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class A (with load)	-3.12%	-1.65%	-1.01%
Saratoga Municipal Bond Fund, Class A	2.84%	-0.49%	-0.42%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

61

Fund Statistics
Total Net Assets	$581,256	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	3	Portfolio Turnover Rate	36%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Municipal
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
90.0%
100.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	85.44
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	7.16
Dreyfus Tax-Exempt Cash Management Fund, Institutional Class	7.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

62

Saratoga MUNICIPAL BOND Fund
Annual Shareholder Report	8/31/2024	SMBCX	Class C

This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class C	$293	2.90%

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund’s main holding, the Vanguard Intermediate-Term Tax-Exempt Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund’s overweight to Intermediate-Term Tax-Exempt Bonds over Short-Term and Ultra-Short Term Tax-Exempt Bond strategies benefited performance, though the absence of Long-Term Tax-Exempt Bonds was a drag on performance. While the Fund’s Ultra-Short-Term Tax-Exempt Bond holding outperformed its peergroup, the position still caused relative underperformance, as the strategy underperformed Intermediate-Term and Long-Term Tax-Exempt strategies.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class C (with load)	1.26%	-0.87%	-0.61%
Saratoga Municipal Bond Fund, Class C	2.26%	-0.87%	-0.61%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

63

Fund Statistics
Total Net Assets	$581,256	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	3	Portfolio Turnover Rate	36%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Municipal
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
90.0%
100.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	85.44
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	7.16
Dreyfus Tax-Exempt Cash Management Fund, Institutional Class	7.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

64

Saratoga MUNICIPAL BOND Fund
Annual Shareholder Report	8/31/2024	SMBPX	Class I

This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class I	$193	1.90%

What affected the Fund’s performance during this period?

The Fund held a core investment position in passive index funds with varying duration targets; this strategy benefitted performance during the period as the Fund’s main holding, the Vanguard Intermediate-Term Tax-Exempt Bond Index passive strategy, outperformed its peergroup and the bond market at large. Likewise, the Fund’s overweight to Intermediate-Term Tax-Exempt Bonds over Short-Term and Ultra-Short Term Tax-Exempt Bond strategies benefited performance, though the absence of Long-Term Tax-Exempt Bonds was a drag on performance. While the Fund’s Ultra-Short-Term Tax-Exempt Bond holding outperformed its peergroup, the position still caused relative underperformance, as the strategy underperformed Intermediate-Term and Long-Term Tax-Exempt strategies.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class I	3.24%	-0.19%	-0.10%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

65

Fund Statistics
Total Net Assets	$581,256	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	3	Portfolio Turnover Rate	36%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Municipal
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
80.0%
90.0%
100.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	85.44
Vanguard Short-Term Tax-Exempt Fund, Admiral Class	7.16
Dreyfus Tax-Exempt Cash Management Fund, Institutional Class	7.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

66

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2024	SGAXX	Class A

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$214	2.11%

Fund Statistics
Total Net Assets	$4,539,322	Advisory Fees Paid by the Fund	$23,949
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

67

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2024	SZCXX	Class C

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$278	2.75%

Fund Statistics
Total Net Assets	$4,539,322	Advisory Fees Paid by the Fund	$23,949
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

68

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2024	SGMXX	Class I

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$176	1.73%

Fund Statistics
Total Net Assets	$4,539,322	Advisory Fees Paid by the Fund	$23,949
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

69

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SABAX	Class A

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$134	1.24%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class A (with load)	10.06%	7.34%	5.72%
Saratoga Aggressive Balanced Allocation Fund, Class A	16.75%	8.63%	6.65%
Morningstar Mod. Aggressive Target Risk Index	18.35%	9.00%	7.28%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

70

Fund Statistics
Total Net Assets	$1,411,017	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	8%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 5.50%
Alternative Funds 8.90%
Fixed Income Funds 12.10%
Equity Funds 73.50%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.34
Saratoga Large Cap Value Fund, Class I	16.15
Saratoga Mid Capitalization Fund, Class I	10.89
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.56
Eaton Vance Global Macro Absolute Return Fund, Class I	8.86
Saratoga Small Capitalization Fund, Class I	8.74
Vanguard Total International Stock Index Fund, Admiral Class	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.41
Saratoga Health & Biotech Fund, Class I	3.90
Saratoga Technology & Comm Fund, Class I	3.74

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

71

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SABCX	Class C

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$215	1.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class C (with load)	14.76%	7.72%	5.98%
Saratoga Aggressive Balanced Allocation Fund, Class C	15.76%	7.72%	5.98%
Morningstar Mod. Aggressive Target Risk Index	18.35%	9.00%	7.28%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

72

Fund Statistics
Total Net Assets	$1,411,017	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	8%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.34
Saratoga Large Cap Value Fund, Class I	16.15
Saratoga Mid Capitalization Fund, Class I	10.89
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.56
Eaton Vance Global Macro Absolute Return Fund, Class I	8.86
Saratoga Small Capitalization Fund, Class I	8.74
Vanguard Total International Stock Index Fund, Admiral Class	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.41
Saratoga Health & Biotech Fund, Class I	3.90
Saratoga Technology & Comm Fund, Class I	3.74

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

73

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SABIX	Class I

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$107	0.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class I	16.97%	8.80%	6.81%
Morningstar Mod. Aggressive Target Risk Index	18.35%	9.00%	7.28%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

74

Fund Statistics
Total Net Assets	$1,411,017	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	8%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	17.34
Saratoga Large Cap Value Fund, Class I	16.15
Saratoga Mid Capitalization Fund, Class I	10.89
Vanguard Intermediate-Term Bond Index Fund Admiral Class	9.56
Eaton Vance Global Macro Absolute Return Fund, Class I	8.86
Saratoga Small Capitalization Fund, Class I	8.74
Vanguard Total International Stock Index Fund, Admiral Class	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.41
Saratoga Health & Biotech Fund, Class I	3.90
Saratoga Technology & Comm Fund, Class I	3.74

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

75

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SCAAX	Class A

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$131	1.24%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class A (with load)	5.13%	4.45%	3.86%
Saratoga Conservative Balanced Allocation Fund, Class A	11.54%	5.69%	4.78%
Morningstar Mod. Conservative Target Risk Index	13.03%	5.03%	4.72%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

76

Fund Statistics
Total Net Assets	$3,069,922	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	22%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.70%
Alternative Funds
7.20%
Equity Funds
38.10%
Fixed Income
Funds
46.00%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	36.42
Saratoga Large Cap Growth Fund, Class I	13.80
Saratoga Large Cap Value Fund, Class I	12.74
Vanguard Short-Term Bond Index Fund, Admiral Class	9.59
Saratoga Mid Capitalization Fund, Class I	8.54
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.41
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Saratoga Small Capitalization Fund, Class I	1.97
Vanguard Total International Stock Index Fund, Admiral Class	1.07

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

77

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SUMCX	Class C

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$210	1.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class C (with load)	9.62%	4.91%	4.19%
Saratoga Conservative Balanced Allocation Fund, Class C	10.62%	4.91%	4.19%
Morningstar Mod. Conservative Target Risk Index	13.03%	5.03%	4.72%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

78

Fund Statistics
Total Net Assets	$3,069,922	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	22%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.70%
Alternative Funds
7.20%
Equity Funds
38.10%
Fixed Income
Funds
46.00%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	36.42
Saratoga Large Cap Growth Fund, Class I	13.80
Saratoga Large Cap Value Fund, Class I	12.74
Vanguard Short-Term Bond Index Fund, Admiral Class	9.59
Saratoga Mid Capitalization Fund, Class I	8.54
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.41
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Saratoga Small Capitalization Fund, Class I	1.97
Vanguard Total International Stock Index Fund, Admiral Class	1.07

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

79

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	LUNAX	Class I

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$105	0.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class I	11.79%	5.96%	5.01%
Morningstar Mod. Conservative Target Risk Index	13.03%	5.03%	4.72%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

80

Fund Statistics
Total Net Assets	$3,069,922	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	22%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Maaket
Funds & Other
8.70%
Alternative Funds
7.20%
Equity Funds
38.10%
Fixed Income
Funds
46.00%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	36.42
Saratoga Large Cap Growth Fund, Class I	13.80
Saratoga Large Cap Value Fund, Class I	12.74
Vanguard Short-Term Bond Index Fund, Admiral Class	9.59
Saratoga Mid Capitalization Fund, Class I	8.54
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.41
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Saratoga Small Capitalization Fund, Class I	1.97
Vanguard Total International Stock Index Fund, Admiral Class	1.07

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

81

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SMPAX	Class A

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$133	1.24%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class A (with load)	8.25%	6.36%	5.37%
Saratoga Moderate Balanced Allocation Fund, Class A	14.83%	7.63%	6.31%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

82

Fund Statistics
Total Net Assets	$2,126,286	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	18%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 7.40%
Alternative Funds 7.10%
Fixed Income Funds 25.40%
Equity Funds 60.10%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.16
Saratoga Large Cap Growth Fund, Class I	17.36
Saratoga Large Cap Value Fund, Class I	16.75
Saratoga Mid Capitalization Fund, Class I	11.48
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.19
Eaton Vance Global Macro Absolute Return Fund, Class I	7.09
Vanguard Short-Term Bond Index Fund, Admiral Class	5.28
Saratoga Small Capitalization Fund, Class I	4.11
Vanguard Total International Stock Index Fund, Admiral Class	2.46
Saratoga Technology & Comm Fund, Class I	2.31

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

83

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SBMCX	Class C

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$213	1.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class C (with load)	12.99%	6.83%	5.68%
Saratoga Moderate Balanced Allocation Fund, Class C	13.99%	6.83%	5.68%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

84

Fund Statistics
Total Net Assets	$2,126,286	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	18%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.16
Saratoga Large Cap Growth Fund, Class I	17.36
Saratoga Large Cap Value Fund, Class I	16.75
Saratoga Mid Capitalization Fund, Class I	11.48
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.19
Eaton Vance Global Macro Absolute Return Fund, Class I	7.09
Vanguard Short-Term Bond Index Fund, Admiral Class	5.28
Saratoga Small Capitalization Fund, Class I	4.11
Vanguard Total International Stock Index Fund, Admiral Class	2.46
Saratoga Technology & Comm Fund, Class I	2.31

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

85

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SBMIX	Class I

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$106	0.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class I	15.12%	7.89%	6.50%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

86

Fund Statistics
Total Net Assets	$2,126,286	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	18%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20.16
Saratoga Large Cap Growth Fund, Class I	17.36
Saratoga Large Cap Value Fund, Class I	16.75
Saratoga Mid Capitalization Fund, Class I	11.48
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.19
Eaton Vance Global Macro Absolute Return Fund, Class I	7.09
Vanguard Short-Term Bond Index Fund, Admiral Class	5.28
Saratoga Small Capitalization Fund, Class I	4.11
Vanguard Total International Stock Index Fund, Admiral Class	2.46
Saratoga Technology & Comm Fund, Class I	2.31

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

87

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2024	SAMAX	Class A

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$134	1.24%

What affected the Fund’s performance this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund's active strategy over its passive alternative. The Fund's use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long- Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance. Generally, the Fund's slight overweight to equities versus the benchmark benefited performance during the period. An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A (with load)	8.77%	6.58%	5.22%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	15.36%	7.85%	6.16%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

88

Fund Statistics
Total Net Assets	$1,118,147	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 6.60%
Alternative Funds 8.20%
Fixed Income Funds 20.40%
Equity Funds 64.80%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.25
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.09
Saratoga Large Cap Value Fund, Class I	15.95
Saratoga Mid Capitalization Fund, Class I	11.67
Eaton Vance Global Macro Absolute Return Fund, Class I	8.23
Saratoga Small Capitalization Fund, Class I	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.24
Vanguard Short-Term Bond Index Fund, Admiral Class	4.28
Vanguard Total International Stock Index Fund, Admiral Class	4.21
Saratoga Health & Biotech Fund, Class I	2.87

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

89

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2024	SAMCX	Class C

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$213	1.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund's active strategy over its passive alternative. The Fund's use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long- Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance. Generally, the Fund's slight overweight to equities versus the benchmark benefited performance during the period. An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C (with load)	13.43%	7.04%	5.52%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	14.43%	7.04%	5.52%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

90

Fund Statistics
Total Net Assets	$1,118,147	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.25
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.09
Saratoga Large Cap Value Fund, Class I	15.95
Saratoga Mid Capitalization Fund, Class I	11.67
Eaton Vance Global Macro Absolute Return Fund, Class I	8.23
Saratoga Small Capitalization Fund, Class I	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.24
Vanguard Short-Term Bond Index Fund, Admiral Class	4.28
Vanguard Total International Stock Index Fund, Admiral Class	4.21
Saratoga Health & Biotech Fund, Class I	2.87

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

91

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2024	SAMIX	Class I

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$107	0.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund's active strategy over its passive alternative. The Fund's use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

Within the sector equity asset classes, an overweight to Technology and Health versus Financials and Energy was neutral, as Financials were the best performing sector the Fund allocates to, while Energy was the worst.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long- Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance. Generally, the Fund's slight overweight to equities versus the benchmark benefited performance during the period. An overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	15.70%	8.11%	6.35%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.96%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

92

Fund Statistics
Total Net Assets	$1,118,147	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	16.25
Vanguard Intermediate-Term Bond Index Fund Admiral Class	16.09
Saratoga Large Cap Value Fund, Class I	15.95
Saratoga Mid Capitalization Fund, Class I	11.67
Eaton Vance Global Macro Absolute Return Fund, Class I	8.23
Saratoga Small Capitalization Fund, Class I	6.51
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.24
Vanguard Short-Term Bond Index Fund, Admiral Class	4.28
Vanguard Total International Stock Index Fund, Admiral Class	4.21
Saratoga Health & Biotech Fund, Class I	2.87

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

93

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SMACX	Class A

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$133	1.24%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class A (with load)	7.99%	6.01%	4.89%
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	14.63%	7.28%	5.83%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.92%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

94

Fund Statistics
Total Net Assets	$863,546	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	20%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.60%
Alternative Funds
7.20%
Fixed Income
Funds
29.70%
Equity Funds
54.50%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	23.07
Saratoga Large Cap Growth Fund, Class I	16.81
Saratoga Large Cap Value Fund, Class I	16.04
Saratoga Mid Capitalization Fund, Class I	11.99
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.21
Eaton Vance Global Macro Absolute Return Fund, Class I	7.22
Vanguard Short-Term Bond Index Fund, Admiral Class	6.62
Saratoga Small Capitalization Fund, Class I	5.90
Vanguard Total International Stock Index Fund, Admiral Class	3.75

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

95

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SBCCX	Class C

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$212	1.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class C (with load)	12.52%	6.21%	5.00%
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	13.52%	6.21%	5.00%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.92%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

96

Fund Statistics
Total Net Assets	$863,546	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	20%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	23.07
Saratoga Large Cap Growth Fund, Class I	16.81
Saratoga Large Cap Value Fund, Class I	16.04
Saratoga Mid Capitalization Fund, Class I	11.99
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.21
Eaton Vance Global Macro Absolute Return Fund, Class I	7.22
Vanguard Short-Term Bond Index Fund, Admiral Class	6.62
Saratoga Small Capitalization Fund, Class I	5.90
Vanguard Total International Stock Index Fund, Admiral Class	3.75

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

97

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2024	SMICX	Class I

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2023 through 8/31/2024, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$106	0.99%

What affected the Fund’s performance during this period?

During the period the Fund benefitted from a significant overweight to Large Cap Growth versus Mid Cap and Small Cap holdings, and by using the Saratoga Large Cap Growth Fund’s active strategy over its passive alternative. The Fund’s use of an active strategy for its Large Cap Value exposure was a drag on performance, as it underperformed its passive alternative. The Fund also benefitted from its overweight to Mid Cap versus Small Cap holdings and use of active Saratoga strategies in the Mid Cap and Small Cap sectors benefited performance. An underweight to International Equity, and use of the Vanguard passive strategy in that asset class, was a benefit to performance.

The Fund generally applies its allocation strategy for its bond exposure by allocating to passive index bond funds with varying duration targets; Fund performance benefitted during the period by overweighting the Vanguard Intermediate-Term Bond Index strategy over its Long-Term, Short-Term, and Ultra-Short-Term alternatives. A smaller allocation to the Short-Term Bond strategy was a drag on performance.

Generally, the Fund’s slight underweight to equities versus the benchmark resulted in negative relative performance during the period, as every equity asset class the Fund allocates to outperformed their bond and money market counterparts, save Energy. Likewise, an overweight to Alternatives and Cash equivalents versus the benchmark detracted from relative performance.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	14.63%	7.28%	5.83%
Morningstar Moderate Target Risk Index	15.55%	6.95%	5.92%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

98

Fund Statistics
Total Net Assets	$863,546	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	20%

What did the Fund invest in (as a % of the Fund’s net assets)?

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	23.07
Saratoga Large Cap Growth Fund, Class I	16.81
Saratoga Large Cap Value Fund, Class I	16.04
Saratoga Mid Capitalization Fund, Class I	11.99
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.21
Eaton Vance Global Macro Absolute Return Fund, Class I	7.22
Vanguard Short-Term Bond Index Fund, Admiral Class	6.62
Saratoga Small Capitalization Fund, Class I	5.90
Vanguard Total International Stock Index Fund, Admiral Class	3.75

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

99

(b)	Not Applicable

Item 2.	Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Floyd E. Seal and Udo W. Koopmann are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Seal and Mr. Koopmann are independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FYE 08/31/23	$153,000.00
FYE 08/31/24	$153,000.00

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FYE 08/31/23	$34,000.00
FYE 08/31/24	$34,000.00

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2023 and 2024, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6.	Investments. The Registrant’s schedules of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class A, C, and I Shares

ANNUAL REPORT

As Of August 31, 2024

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 39
Statements of Operations	Page 43
Statements of Changes in Net Assets	Page 47
Notes to Financials	Page 53
Financial Highlights	Page 74
Report of Independent Registered Public Accounting Firm	Page 101

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Jonathan W. Ventimiglia	President & COO, Treasurer & CFO, Assistant Secretary
Stephen Ventimiglia	Vice President & Secretary
Frederick C. Teufel, Jr	Chief Compliance Officer
Timothy J. Burdick	Assistant Secretary
Richard S. Gleason	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC 12725 W. Indian School Road, Suite E-101 Avondale, Arizona 85392	Northern Lights Distributors, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

Transfer & Shareholder Servicing Agent	Custodian
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	BNY Mellon Corp. 225 Liberty Street New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.8%
	CHEMICALS - 3.0%
2,187	Air Products and Chemicals, Inc.	$609,845

	COMMERCIAL SUPPORT SERVICES - 6.5%
5,327	Clean Harbors, Inc.(a)	1,309,909

	CONSTRUCTION MATERIALS - 3.9%
1,487	Martin Marietta Materials, Inc.	794,296

	CONTAINERS & PACKAGING - 5.5%
12,272	Crown Holdings, Inc.	1,109,512

	ELECTRICAL EQUIPMENT - 10.1%
5,658	AMETEK, Inc.	967,801
30,277	API Group Corporation(a)	1,076,347
		2,044,148
	HEALTH CARE FACILITIES & SERVICES - 5.2%
5,350	Charles River Laboratories International, Inc.(a)	1,057,962

	INFRASTRUCTURE REIT - 5.2%
4,624	SBA Communications Corporation, Class A	1,048,076

	MEDICAL EQUIPMENT & DEVICES - 6.4%
2,238	Becton Dickinson & Company	542,514
2,828	Danaher Corporation	761,609
		1,304,123
	PUBLISHING & BROADCASTING - 8.0%
20,640	Liberty Media Corp-Liberty Formula One(a)	1,610,952

	REAL ESTATE SERVICES - 5.5%
9,739	CBRE Group, Inc., Class A(a)	1,121,348

	RETAIL - CONSUMER STAPLES - 5.6%
4,893	Dollar General Corporation	405,972

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 88.8% (Continued)
	RETAIL - CONSUMER STAPLES - 5.6% (Continued)
4,691	Target Corporation	$720,631
		1,126,603
	SEMICONDUCTORS - 5.2%
13,764	Marvell Technology, Inc.	1,049,367

	SPECIALTY FINANCE - 3.0%
5,749	Walker & Dunlop, Inc.	615,488

	TECHNOLOGY HARDWARE - 4.7%
8,727	Jabil, Inc.	953,687

	TECHNOLOGY SERVICES - 8.1%
3,375	CACI International, Inc., Class A(a)	1,647,405

	TRANSPORTATION EQUIPMENT - 2.9%
3,458	Westinghouse Air Brake Technologies Corporation	586,373

	TOTAL COMMON STOCKS (Cost $15,534,216)	17,989,094

	SHORT-TERM INVESTMENT — 11.3%
	MONEY MARKET FUND - 11.3%
2,290,119	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $2,290,119)(b)	2,290,119

	TOTAL INVESTMENTS - 100.1% (Cost $17,824,335)	$20,279,213
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(31,022)
	NET ASSETS - 100.0%	$20,248,191

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ADVERTISING & MARKETING - 1.8%
5,580	Trade Desk, Inc. (The), Class A(a)	$583,277

	APPAREL & TEXTILE PRODUCTS - 1.6%
535	Deckers Outdoor Corporation(a)	513,220

	ASSET MANAGEMENT - 2.1%
1,540	Ameriprise Financial, Inc.	692,138

	AUTOMOTIVE - 0.4%
670	Tesla, Inc.(a)	143,454

	BIOTECHNOLOGY & PHARMACEUTICALS - 4.5%
2,340	AbbVie, Inc.	459,365
1,120	Alnylam Pharmaceuticals, Inc.(a)	294,213
770	Eli Lilly & Company	739,215
		1,492,793
	CONSTRUCTION MATERIALS - 2.1%
1,630	Carlisle Companies, Inc.	690,794

	E-COMMERCE DISCRETIONARY - 4.0%
7,465	Amazon.com, Inc.(a)	1,332,503

	ENGINEERING & CONSTRUCTION - 2.4%
620	Quanta Services, Inc.	170,581
2,670	Tetra Tech, Inc.	634,766
		805,347
	ENTERTAINMENT CONTENT - 2.4%
8,660	AppLovin Corporation, Class A(a)	804,254

	FOOD - 0.5%
3,700	Pilgrim’s Pride Corporation(a)	172,346

	HEALTH CARE FACILITIES & SERVICES - 2.8%
1,000	Cencora, Inc.	239,570

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.8% (Continued)
4,470	DaVita, Inc.(a)	$674,612
		914,182
	HOUSEHOLD PRODUCTS - 2.7%
1,200	Clorox Company (The)	189,972
4,760	Kimberly-Clark Corporation	688,582
		878,554
	INSURANCE - 2.6%
3,370	Progressive Corporation (The)	849,914

	INTERNET MEDIA & SERVICES - 12.5%
4,190	Alphabet, Inc., Class A	684,562
4,175	Alphabet, Inc., Class C	689,334
2,760	Meta Platforms, Inc., Class A	1,438,816
480	Netflix, Inc.(a)	336,648
2,600	Roku, Inc.(a)	176,202
2,290	Spotify Technology S.A.(a)	785,195
		4,110,757
	LEISURE FACILITIES & SERVICES - 2.1%
4,210	Royal Caribbean Cruises Ltd.(a)	693,050

	LEISURE PRODUCTS - 1.6%
7,690	Hasbro, Inc.	524,150

	MEDICAL EQUIPMENT & DEVICES - 2.1%
2,820	ResMed, Inc.	690,956

	RETAIL - CONSUMER STAPLES - 2.0%
750	Costco Wholesale Corporation	669,285

	RETAIL - DISCRETIONARY - 2.7%
1,770	Dick’s Sporting Goods, Inc.	419,419
3,480	Williams-Sonoma, Inc.	467,469
		886,888

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SEMICONDUCTORS - 11.5%
1,815	Advanced Micro Devices, Inc.(a)	$269,636
1,504	Applied Materials, Inc.	296,679
5,380	Broadcom, Inc.	875,972
18,490	NVIDIA Corporation	2,207,151
935	QUALCOMM, Inc.	163,906
		3,813,344
	SOFTWARE - 21.4%
26,940	Dropbox, Inc., Class A(a)	677,272
9,600	Fortinet, Inc.(a)	736,416
4,140	GitLab, Inc., Class A(a)	196,236
1,230	Guidewire Software, Inc.(a)	182,987
6,221	Microsoft Corporation	2,595,028
10,140	Nutanix, Inc., Class A(a)	640,747
6,360	Okta, Inc.(a)	500,723
9,580	Smartsheet, Inc., Class A(a)	467,504
10,940	Twilio, Inc., Class A(a)	686,594
1,940	Zscaler, Inc.(a)	387,961
		7,071,468
	SPECIALTY FINANCE - 0.5%
4,000	Ally Financial, Inc.	172,760

	TECHNOLOGY HARDWARE - 11.9%
10,877	Apple, Inc.	2,490,833
2,290	Arista Networks, Inc.(a)	809,240
5,100	NetApp, Inc.	615,672
		3,915,745
	TECHNOLOGY SERVICES - 0.4%
520	Visa, Inc., Class A	143,712

	TOTAL COMMON STOCKS (Cost $24,977,196)	32,564,891

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
478,418	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $478,418)(b)	$478,418

	TOTAL INVESTMENTS - 100.1% (Cost $25,455,614)	$33,043,309
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(24,325)
	NET ASSETS - 100.0%	$33,018,984

LTD	- Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5%
	APPAREL & TEXTILE PRODUCTS - 1.2%
2,235	Skechers USA, Inc., Class A(a)	$153,053

	ASSET MANAGEMENT - 2.9%
1,713	Apollo Global Management, Inc.	198,245
1,160	Ares Management Corporation, CLASS A	169,824
		368,069
	BANKING - 6.3%
4,610	Comerica, Inc.	263,277
3,270	Western Alliance Bancorp	267,094
5,440	Zions Bancorp NA	269,607
		799,978
	CHEMICALS - 0.5%
270	Avery Dennison Corporation	59,900

	CONSTRUCTION MATERIALS - 2.7%
1,440	Vulcan Materials Company	353,102

	ELECTRIC UTILITIES - 1.9%
2,815	Vistra Corporation	240,485

	ELECTRICAL EQUIPMENT - 8.6%
2,680	AAON, Inc.	255,966
1,690	Allegion plc	234,640
715	AMETEK, Inc.	122,301
430	Hubbell, Inc.	171,966
3,730	nVent Electric PLC	253,491
745	Vertiv Holdings Company	61,857
		1,100,221
	HEALTH CARE FACILITIES & SERVICES - 4.2%
1,500	Cencora, Inc.	359,355
705	IQVIA Holdings, Inc.(a)	177,343
		536,698
	HOME CONSTRUCTION - 3.8%
4,440	AZEK Company, Inc. (The)(a)	189,277

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	HOME CONSTRUCTION - 3.8% (Continued)
500	DR Horton, Inc.	$94,380
1,425	Toll Brothers, Inc.	205,300
		488,957
	INDUSTRIAL REIT - 2.8%
1,910	EastGroup Properties, Inc.	356,024

	INDUSTRIAL SUPPORT SERVICES - 2.6%
1,360	Herc Holdings, Inc.	199,063
895	SiteOne Landscape Supply, Inc.(a)	126,965
		326,028
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
4,435	Nasdaq, Inc.	319,675

	INSURANCE - 3.1%
550	Allstate Corporation (The)	103,917
2,575	Kemper Corporation	160,963
575	Reinsurance Group of America, Inc.	126,937
		391,817
	INTERNET MEDIA & SERVICES - 1.1%
1,090	DoorDash, Inc., Class A(a)	140,294

	LEISURE FACILITIES & SERVICES - 6.1%
16,510	Carnival Corporation(a)	272,415
3,000	Royal Caribbean Cruises Ltd.(a)	493,860
		766,275
	LEISURE PRODUCTS - 2.3%
815	Axon Enterprise, Inc.(a)	297,451

	MACHINERY - 2.6%
585	Crane Company	92,652
4,645	Flowserve Corporation	231,693
		324,345
	MEDICAL EQUIPMENT & DEVICES - 4.4%
1,260	Agilent Technologies, Inc.	180,079

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.4% (Continued)
7,135	Avantor, Inc.(a)	$184,368
2,860	Bruker Corporation	192,164
		556,611
	METALS & MINING - 1.2%
8,980	Constellium S.E.(a)	150,595

	OIL & GAS PRODUCERS - 3.2%
42,735	Kosmos Energy Ltd.(a)	208,119
7,005	Range Resources Corporation	209,310
		417,429
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
6,885	TechnipFMC plc	184,793

	REAL ESTATE SERVICES - 2.5%
24,340	Cushman & Wakefield plc(a)	316,420

	RETAIL - DISCRETIONARY - 5.1%
61	AutoZone, Inc.(a)	194,070
2,015	Best Buy Company, Inc.	202,306
1,415	Builders FirstSource, Inc.(a)	246,210
		642,586
	SELF-STORAGE REIT - 2.5%
1,795	Extra Space Storage, Inc.	317,715

	SEMICONDUCTORS - 8.4%
3,610	Marvell Technology, Inc.	275,226
425	Monolithic Power Systems, Inc.	397,240
3,135	ON Semiconductor Corporation(a)	244,122
700	Onto Innovation, Inc.(a)	149,254
		1,065,842
	SOFTWARE - 2.8%
595	Tyler Technologies, Inc.(a)	349,783

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY HARDWARE - 1.1%
325	Motorola Solutions, Inc.	$143,663

	TECHNOLOGY SERVICES - 5.9%
385	CACI International, Inc., Class A(a)	187,926
1,115	CDW Corporation	251,589
310	Equifax, Inc.	95,210
370	MSCI, Inc.	214,818
		749,543
	TRANSPORTATION & LOGISTICS - 2.7%
1,585	TFI International, Inc.	234,786
1,015	XPO, Inc.(a)	116,339
		351,125
	WHOLESALE - CONSUMER STAPLES - 2.0%
3,380	Performance Food Group Co.(a)	252,283

	TOTAL COMMON STOCKS (Cost $9,559,340)	12,520,760

	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
184,458	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $184,458)(b)	184,458

	TOTAL INVESTMENTS - 100.0% (Cost $9,743,798)	$12,705,218
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	379
	NET ASSETS - 100.0%	$12,705,597

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6%
	AEROSPACE & DEFENSE - 0.1%
988	Virgin Galactic Holdings, Inc.(a),(b)	$6,610

	ASSET MANAGEMENT - 2.0%
13,149	Kennedy-Wilson Holdings, Inc.	146,217

	BANKING - 16.0%
3,764	Alerus Financial Corporation	84,502
3,481	Bank of Marin Bancorp	74,459
1,011	Central Pacific Financial Corporation	27,813
4,469	ChoiceOne Financial Services, Inc.	139,209
612	City Holding Company	72,669
6,892	Colony Bankcorp, Inc.	103,449
5,622	Financial Institutions, Inc.	146,283
6,563	Fulton Financial Corporation	126,994
1,129	Guaranty Bancshares, Inc.	39,278
1,270	Independent Bank Corporation	80,404
1,458	Northrim BanCorp, Inc.	100,558
1,882	RBB Bancorp	43,211
3,246	Sierra Bancorp	97,802
1,388	Washington Trust Bancorp, Inc.	45,526
		1,182,157
	BIOTECH & PHARMA - 7.9%
8,421	ADMA Biologics, Inc.(a)	145,769
2,188	Alkermes plc(a)	62,249
19,194	Allogene Therapeutics, Inc.(a),(b)	50,480
2,870	Arvinas, Inc.(a)	75,079
16,254	Heron Therapeutics, Inc.(a),(b)	31,370
1,388	Janux Therapeutics, Inc.(a)	65,208
329	Krystal Biotech, Inc.(a),(b)	64,194
329	TransMedics Group, Inc.(a),(b)	55,292
423	Vaxcyte, Inc.(a)	34,161
		583,802

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	CHEMICALS - 1.5%
9,479	Perimeter Solutions S.A.(a)	$110,999

	CONSUMER SERVICES - 1.8%
2,211	Coursera, Inc.(a)	17,909
1,388	Stride, Inc.(a)	114,288
		132,197
	ELECTRICAL EQUIPMENT - 3.0%
541	Badger Meter, Inc.	111,954
188	Powell Industries, Inc.	31,479
400	Watts Water Technologies, Inc., Class A	78,680
		222,113
	ENGINEERING & CONSTRUCTION - 3.8%
212	Comfort Systems USA, Inc.	74,946
329	EMCOR Group, Inc.	129,317
1,458	Fluor Corporation(a)	73,002
		277,265
	FOOD - 1.7%
2,258	BellRing Brands, Inc.(a)	126,290

	FORESTRY, PAPER & WOOD PRODUCTS - 2.0%
1,882	Sylvamo Corporation	148,847

	GAS & WATER UTILITIES - 0.4%
988	Consolidated Water Company Ltd.	27,427

	HEALTH CARE FACILITIES & SERVICES - 1.5%
188	Medpace Holdings, Inc.(a)	66,790
1,482	Option Care Health, Inc.(a)	47,454
		114,244
	HOME CONSTRUCTION - 5.0%
517	Century Communities, Inc.	51,736
894	Dream Finders Homes, Inc.(a),(b)	29,904
753	Green Brick Partners, Inc.(a)	59,321
682	KB Home	57,090

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	HOME CONSTRUCTION - 5.0% (Continued)
353	M/I Homes, Inc.(a)	$56,258
1,694	Taylor Morrison Home Corporation(a)	114,058
		368,367
	HOUSEHOLD PRODUCTS - 1.9%
1,223	Edgewell Personal Care Company	49,189
2,729	Energizer Holdings, Inc.	88,420
		137,609
	INDUSTRIAL SUPPORT SERVICES - 1.9%
682	Applied Industrial Technologies, Inc.	139,892

	INSURANCE - 4.0%
2,235	Mercury General Corporation	148,024
10,961	ProAssurance Corporation(a)	146,877
		294,901
	INTERNET MEDIA & SERVICES - 2.0%
1,694	Cargurus, Inc.(a)	49,092
1,929	EverQuote, Inc.(a)	47,646
1,623	HealthStream, Inc.	47,132
		143,870
	LEISURE FACILITIES & SERVICES - 3.7%
3,387	Madison Square Garden Entertainment Corporation(a)	142,999
8,609	ONE Group Hospitality, Inc. (The)(a)	33,145
259	Wingstop, Inc.	100,002
		276,146
	MACHINERY - 0.9%
1,106	Hyster-Yale Materials Handling, Inc., Class A	69,634

	MEDICAL EQUIPMENT & DEVICES - 1.2%
517	Haemonetics Corporation(a)	39,075
1,505	Veracyte, Inc.(a)	47,483
		86,558
	METALS & MINING - 3.6%
12,561	Energy Fuels Inc(a)	61,549
6,045	Hecla Mining Company	35,847

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	METALS & MINING - 3.6% (Continued)
2,258	Peabody Energy Corporation	$52,860
7,057	SSR Mining, Inc.	36,626
1,247	Warrior Met Coal, Inc.	76,453
		263,335
	MORTGAGE FINANCE - 1.2%
7,998	KKR Real Estate Finance Trust, Inc.	95,416

	OFFICE REIT - 0.7%
9,338	Hudson Pacific Properties, Inc.	48,091

	OIL & GAS PRODUCERS - 3.7%
1,670	Matador Resources Company	94,722
259	Murphy USA, Inc.	134,585
1,882	Par Pacific Holdings, Inc.(a)	42,232
		271,539
	REAL ESTATE INVESTMENT TRUSTS - 1.1%
10,138	Claros Mortgage Trust, Inc.	81,104

	REAL ESTATE SERVICES - 0.7%
5,904	Redfin Corporation(a)	55,143

	RENEWABLE ENERGY - 0.3%
1,223	Sunrun, Inc.(a)	25,096

	RETAIL - DISCRETIONARY - 2.0%
517	Abercrombie & Fitch Company, Class A(a)	76,293
1,082	American Eagle Outfitters, Inc.	22,268
1	Builders FirstSource, Inc.(a)	174
1,341	Urban Outfitters, Inc.(a)	48,705
		147,440
	SEMICONDUCTORS - 4.0%
2,376	Alpha & Omega Semiconductor Ltd.(a)	99,341
2,164	Rambus, Inc.(a)	96,774

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
2,870	Veeco Instruments, Inc.(a)	$101,856
		297,971
	SOFTWARE - 9.1%
800	Altair Engineering, Inc., Class A(a)	72,288
235	Appfolio, Inc., Class A(a)	54,518
188	Duolingo, Inc.(a)	39,963
6,422	Fastly, Inc.(a)	38,660
9,809	Health Catalyst, Inc.(a)	70,527
4,916	IonQ, Inc.(a),(b)	36,477
1,364	Phreesia, Inc.(a)	35,068
329	Qualys, Inc.(a)	41,181
2,517	Sprout Social, Inc., Class A(a)	78,279
306	SPS Commerce, Inc.(a)	61,120
3,458	Weave Communications, Inc.(a)	39,006
11,808	Zuora, Inc.(a)	103,793
		670,880
	SPECIALTY FINANCE - 0.5%
423	Mr. Cooper Group, Inc.(a)	39,682

	STEEL - 0.4%
188	Carpenter Technology Corporation	27,217

	TECHNOLOGY SERVICES - 4.4%
1,153	EVERTEC, Inc.	39,490
1,129	HealthEquity, Inc.(a)	89,824
423	ICF International, Inc.	70,117
4,093	Riot Blockchain, Inc.(a),(b)	30,820
3,340	StoneCompany Ltd.(a)	44,288
8,680	Unisys Corporation(a)	48,000
		322,539
	TELECOMMUNICATIONS - 1.6%
4,140	AST SpaceMobile, Inc.(a)	120,226

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
517	Matson, Inc.	$71,501

	TOTAL COMMON STOCKS (Cost $6,001,490)	7,132,325

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 2.2%
	REPURCHASE AGREEEMENT - 2.2%
164,196	With Mizuho Securities USA LLC. at 5.31%, dated 8/31/24, to be repurchased on 9/3/24, total to be received $167,480 (Collateralized by various US Government agency obligations, due 12/31/2024 - 5/15/2054, 0.000% - 6.000% totaling $166,189)	164,196

	TOTAL REPURCHASE AGREEMENT (Cost $164,196)	164,196

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
136,909	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $136,909)(c)	136,909

	TOTAL INVESTMENTS - 100.7% (Cost $6,302,595)	$7,433,430
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(48,341)
	NET ASSETS - 100.0%	$7,385,089

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2024 was $308,064. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $153,888 on August 31, 2024.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4%
	Australia - 1.8%
840	Rio Tinto Ltd.(a)	$62,889

	Brazil - 1.9%
4,130	TIM Participacoes S.A. - ADR	65,750

	Canada - 2.7%
10,680	Kinross Gold Corporation	96,547

	Cayman Islands - 1.4%
30,000	Haidilao International Holding Ltd.(a)	49,922

	China - 2.2%
2,500	BYD Company Ltd., H Shares(a)	76,567

	Denmark - 2.6%
670	Novo Nordisk A/S(a)	93,060

	France - 9.4%
2,550	Bureau Veritas S.A.(a)	83,934
1,120	Compagnie de Saint-Gobain(a)	97,855
780	HeidelbergCement AG(a)	82,836
550	Ipsen S.A.(a)	66,685
		331,310
	Germany - 5.5%
323	Allianz SE(a)	100,325
2,000	GEA Group AG(a)	94,076
		194,401
	Indonesia - 2.0%
211,500	Bank Rakyat Indonesia Persero Tbk PT	70,420

	Italy - 7.0%
3,180	Assicurazioni Generali SpA(a)	87,751
4,470	Eni SpA(a)	72,729

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Italy - 7.0% (Continued)
20,950	Intesa Sanpaolo SpA(a),(c)	$87,544
		248,024
	Japan - 16.6%
2,153	Hoshizaki Corporation(a)	69,639
8,700	Mitsubishi Heavy Industries Ltd.(a)	117,297
3,500	Otsuka Corporation(a)	83,265
600	SCREEN Holdings Co Ltd(a)	45,496
900	Sony Corporation(a)	87,654
1,500	Sumitomo Mitsui Financial Group, Inc.(a)	98,990
4,200	Toyota Tsusho Corp.(a)	81,161
		583,502
	Korea (Republic of) – 6.3%
360	Hanmi Pharmaceutical Company Ltd.(a)	85,114
1,080	Kia Motors Corporation	85,803
760	Orion Corporation of Republic of Korea(a)	52,345
		223,262
	Mexico - 1.6%
17,820	Wal-Mart de Mexico S.A.B de C.V.	56,725

	Singapore - 2.5%
3,190	DBS Group Holdings Ltd.	89,079

	Spain - 5.1%
19,520	Banco Santander S.A.(a)	97,048
14,000	CaixaBank S.A.(a)	84,310
		181,358
	Switzerland - 5.3%
780	Novartis AG(a)	94,220
3,060	UBS Group AG(a)	94,278
		188,498

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Taiwan Province Of China – 7.9%
10,000	Quanta Computer, Inc.(a)	$83,661
5,000	Realtek Semiconductor Corporation(a)	83,505
630	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	108,171
		275,337
	Thailand - 2.3%
11,400	Bumrungrad Hospital PCL(a)	81,912

	United Kingdom - 11.5%
1,800	BP plc - ADR	61,128
1,230	Coca-Cola European Partners plc	99,002
20,240	J Sainsbury plc(a)	78,036
8,240	Prudential PLC(a)	70,933
14,990	Rolls-Royce Holdings plc(a),(b)	98,274
		407,373
	United States - 2.8%
520	Check Point Software Technologies Ltd.(b)	100,101

	TOTAL COMMON STOCKS (Cost $2,727,757)	3,476,037

Principal Amount ($)
	COLLATERAL FOR SECURITIES LOANED — 1.5%
	REPURCHASE AGREEMENT - 1.5%
54,216	With Mizuho Securities USA LLC. at 5.31%, dated 8/31/24, to be repurchased on 9/3/24, total to be received $55,330 (Collateralized by various US Government agency obligations, due 12/31/2024 - 5/15/2054, 0.000% - 6.000% totaling $54,874)	54,216

	TOTAL REPURCHASE AGREEMENT (Cost $54,216)	54,216

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
36,140	Dreyfus Institutional Preferred Government Money, Institutional Class, 5.27% (Cost $36,140)(d)	$36,140

	TOTAL INVESTMENTS - 100.9% (Cost $2,818,113)	$3,566,393
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(31,237)
	NET ASSETS - 100.0%	$3,535,156

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2024 was $137,460. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $90,947 on August 31, 2024.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	BIOTECH & PHARMA - 38.8%
1,992	Amgen, Inc.	$664,989
1,184	Biogen, Inc.(a)	242,436
19,368	Exelixis, Inc.(a)	504,149
3,068	Gilead Sciences, Inc.	242,372
3,632	Incyte Corporation(a)	238,477
911	Jazz Pharmaceuticals plc(a)	105,658
1,520	Johnson & Johnson	252,107
3,206	Merck & Company, Inc.	379,751
3,300	Novartis A.G. - ADR	398,937
3,072	Novo Nordisk A/S - ADR	427,500
670	Regeneron Pharmaceuticals, Inc.(a)	793,742
1,550	United Therapeutics Corporation(a)	563,503
587	Vertex Pharmaceuticals, Inc.(a)	291,087
		5,104,708
	HEALTH CARE FACILITIES & SERVICES - 38.8%
4,068	Cardinal Health, Inc.	458,545
2,565	Cencora, Inc.	614,496
3,907	Centene Corporation(a)	307,989
1,371	Cigna Group (The)	496,042
908	Elevance Health, Inc.	505,656
1,999	Ensign Group, Inc. (The)	302,569
336	Humana, Inc.	119,102
1,200	Labcorp Holdings, Inc.	275,868
1,050	McKesson Corporation	589,134
973	Molina Healthcare, Inc.(a)	340,346
3,700	Tenet Healthcare Corporation(a)	613,607
800	UnitedHealth Group, Inc.	472,160
		5,095,514
	MEDICAL EQUIPMENT & DEVICES - 20.0%
752	Bio-Rad Laboratories, Inc., Class A(a)	253,665
1,556	Danaher Corporation	419,046
1,120	Intuitive Surgical, Inc.(a)	551,745
3,626	Medtronic PLC	321,191
2,572	Revvity, Inc.	315,173

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 20.0% (Continued)
825	Stryker Corporation	$297,347
768	Thermo Fisher Scientific, Inc.	472,374
		2,630,541

	TOTAL COMMON STOCKS (Cost $7,660,930)	12,830,763

	SHORT-TERM INVESTMENT — 2.6%
	MONEY MARKET FUND - 2.6%
342,090	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $342,090)(b)	342,090

	TOTAL INVESTMENTS - 100.2% (Cost $8,003,020)	$13,172,853
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(26,734)
	NET ASSETS - 100.0%	$13,146,119

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3%
	E-COMMERCE DISCRETIONARY - 8.4%
16,000	Amazon.com, Inc.(a)	$2,856,000
11,074	eBay, Inc.	654,473
		3,510,473
	INDUSTRIAL SUPPORT SERVICES - 1.5%
3,000	Applied Industrial Technologies, Inc.	615,360

	INTERNET MEDIA & SERVICES - 15.3%
2,250	Alphabet, Inc., Class A	367,605
22,920	Alphabet, Inc., Class C	3,784,322
4,298	Meta Platforms, Inc., Class A	2,240,590
		6,392,517
	SEMICONDUCTORS - 16.9%
3,000	KLA Corporation	2,458,290
18,274	Kulicke & Soffa Industries, Inc.	800,584
15,910	NVIDIA Corporation	1,899,177
11,000	QUALCOMM, Inc.	1,928,300
		7,086,351
	SOFTWARE - 27.0%
13,000	Akamai Technologies, Inc.(a)	1,323,920
2,100	Crowdstrike Holdings, Inc., Class A(a)	582,288
7,242	Microsoft Corporation	3,020,927
16,914	Oracle Corporation	2,389,779
6,620	Salesforce, Inc.	1,674,198
3,200	Synopsys, Inc.(a)	1,662,656
2,925	Veeva Systems, Inc., Class A(a)	633,087
		11,286,855
	TECHNOLOGY HARDWARE - 8.5%
6,768	Apple, Inc.	1,549,872
39,577	Cisco Systems, Inc.	2,000,222
		3,550,094
	TECHNOLOGY SERVICES - 21.7%
17,805	Amdocs Ltd.	1,548,501
11,963	Cognizant Technology Solutions Corporation, Class A	930,363
8,412	Global Payments, Inc.	933,816

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 21.7% (Continued)
5,795	Jack Henry & Associates, Inc.	$1,002,709
3,236	Mastercard, Inc., Class A	1,564,088
9,848	Parsons Corporation(a)	940,090
7,750	Visa, Inc., Class A	2,141,868
		9,061,435

	TOTAL COMMON STOCKS (Cost $11,018,281)	41,503,085

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
339,924	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $339,924)(b)	339,924

	TOTAL INVESTMENTS - 100.1% (Cost $11,358,205)	$41,843,009
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(23,452)
	NET ASSETS - 100.0%	$41,819,557

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6%
	CHEMICALS - 16.2%
51	Air Products and Chemicals, Inc.	$14,221
1,251	BASF S.E. - ADR	15,875
692	Dow, Inc.	37,077
262	Eastman Chemical Company	26,821
429	Huntsman Corporation	9,459
67	Linde plc	32,043
306	LyondellBasell Industries N.V., Class A	30,202
1,018	Mosaic Company (The)	29,084
246	PPG Industries, Inc.	31,914
		226,696
	CONSTRUCTION MATERIALS - 1.9%
49	Martin Marietta Materials, Inc.	26,174

	CONTAINERS & PACKAGING - 3.3%
339	Berry Global Group, Inc.	23,343
456	International Paper Company	22,080
		45,423
	ENGINEERING & CONSTRUCTION - 0.3%
172	Technip Energies N.V. - ADR	4,070

	METALS & MINING - 16.5%
1,395	Anglo American plc - ADR	20,395
6,473	B2Gold Corporation	18,124
441	BHP Group Ltd. - ADR	24,312
820	Freeport-McMoRan, Inc.	36,310
1,606	Glencore plc - ADR	16,863
4,450	Kinross Gold Corporation	40,228
706	Rio Tinto plc - ADR	44,669
2,695	Vale S.A. - ADR	28,351
		229,252
	OIL & GAS PRODUCERS - 54.4%
459	BP PLC - ADR	15,588
993	Canadian Natural Resources Ltd.	35,957
255	Chesapeake Energy Corporation	18,995

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	OIL & GAS PRODUCERS - 54.4% (Continued)
618	Chevron Corporation	$91,433
390	Civitas Resources, Inc.	23,919
351	ConocoPhillips	39,940
184	Diamondback Energy, Inc.	35,900
1,279	Eni SpA - ADR	41,657
348	EOG Resources, Inc.	44,829
879	Exxon Mobil Corporation	103,670
2,086	Kinder Morgan, Inc.	44,995
177	Marathon Petroleum Corporation	31,350
380	ONEOK, Inc.	35,097
650	Ovintiv, Inc.	27,840
590	PBF Energy, Inc., Class A	20,095
3,470	Petroleo Brasileiro S.A. - ADR	52,848
453	Shell PLC - ADR	32,462
1,053	Suncor Energy, Inc.	42,689
210	TotalEnergies S.E. - ADR	14,490
161	Woodside Energy Group Ltd. - ADR	2,951
		756,705
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
793	Halliburton Company	24,654

	STEEL - 3.2%
160	Nucor Corporation	24,306
334	POSCO - ADR	21,315
		45,621

	TOTAL COMMON STOCKS (Cost $1,015,182)	1,358,595

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
26,497	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $26,497)(a)	$26,497

	TOTAL INVESTMENTS - 99.5% (Cost $1,041,679)	$1,385,092
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	6,816
	NET ASSETS - 100.0%	$1,391,908

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.4%
	ASSET MANAGEMENT - 10.6%
99	Ameriprise Financial, Inc.	$44,494
243	Apollo Global Management, Inc.	28,122
15	BlackRock, Inc.	13,527
57	Blackstone, Inc.	8,115
90	Charles Schwab Corporation (The)	5,859
32	F&G Annuities & Life, Inc.	1,462
678	Janus Henderson Group plc	25,500
337	Stifel Financial Corporation	29,703
		156,782
	BANKING - 23.5%
1,513	Bank of America Corporation	61,655
582	Bank OZK	25,230
493	Citigroup, Inc.	30,882
379	East West Bancorp, Inc.	31,863
289	JPMorgan Chase & Company	64,966
45	PNC Financial Services Group, Inc. (The)	8,329
621	Synovus Financial Corporation	28,641
841	US Bancorp	39,720
206	Webster Financial Corporation	9,771
790	Wells Fargo & Company	46,191
		347,248
	INSTITUTIONAL FINANCIAL SERVICES - 11.7%
171	Cboe Global Markets, Inc.	35,123
210	CME Group, Inc.	45,305
30	Goldman Sachs Group, Inc. (The)	15,308
199	Interactive Brokers Group, Inc., Class A	25,649
49	Intercontinental Exchange, Inc.	7,916
108	Morgan Stanley	11,190
370	State Street Corporation	32,227
		172,718
	INSURANCE - 28.7%
522	Aflac, Inc.	57,608
210	American Financial Group, Inc.	28,060
19	Aon PLC, Class A	6,531

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	INSURANCE - 28.7% (Continued)
124	Axis Capital Holdings Ltd.	$9,905
335	Berkshire Hathaway, Inc., Class B(a)	159,434
210	Chubb Ltd.	59,678
36	Everest Re Group Ltd.	14,121
126	Marsh & McLennan Companies, Inc.	28,666
74	Progressive Corporation (The)	18,663
340	Voya Financial, Inc.	24,082
284	W R Berkley Corporation	16,955
		423,703
	SPECIALTY FINANCE - 7.3%
103	American Express Company	26,641
155	Capital One Financial Corporation	22,774
64	Discover Financial Services	8,877
684	MGIC Investment Corporation	17,394
630	Synchrony Financial	31,664
		107,350
	TECHNOLOGY SERVICES - 15.6%
299	Block, Inc., Class A(a)	19,758
47	Fiserv, Inc.(a)	8,206
126	Mastercard, Inc., Class A	60,901
18	Moody’s Corporation	8,779
197	PayPal Holdings, Inc.(a)	14,269
37	S&P Global, Inc.	18,990
736	Toast, Inc., Class A(a)	18,297
206	Visa, Inc., Class A	56,932
879	Western Union Company (The)	10,724
74	WEX, Inc.(a)	14,135
		230,991

	TOTAL COMMON STOCKS (Cost $855,017)	1,438,792

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
32,583	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $32,583)(b)	$32,583

	TOTAL INVESTMENTS - 99.6% (Cost $887,600)	$1,471,375
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	6,081
	NET ASSETS - 100.0%	$1,477,456

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.7%
	FIXED INCOME - 94.7%
702,720	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$7,357,477
333,008	Vanguard Short-Term Bond Index Fund, Admiral Class	3,406,672
		10,764,149

	TOTAL OPEN END FUNDS (Cost $10,599,963)	10,764,149

	SHORT-TERM INVESTMENT — 5.4%
	MONEY MARKET FUND - 5.4%
610,468	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $610,468)(a)	610,468

	TOTAL INVESTMENTS – 100.1% (Cost $11,210,431)	$11,374,617
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(7,631)
	NET ASSETS - 100.0%	$11,366,986

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.0%
	FIXED INCOME – 94.0%
36,821	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$504,825
2,631	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	41,628
		546,453

	TOTAL OPEN END FUNDS (Cost $545,591)	546,453

	SHORT-TERM INVESTMENT — 7.4%
	MONEY MARKET FUND - 7.4%
43,015	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 2.64% (Cost $43,015)(a)	43,015

	TOTAL INVESTMENTS - 101.4% (Cost $588,606)	$589,468
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(8,212)
	NET ASSETS - 100.0%	$581,256

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.5%
	MONEY MARKET FUNDS - 99.5%
1,129,067	BlackRock Liquidity FedFund, Institutional Class, 5.19%(a)	$1,129,067
1,129,067	Dreyfus Government Cash Management, Class I, 5.19%(a)	1,129,067
1,129,067	Federated Hermes Government Obligations Fund, Institutional Class, 5.16%(a)	1,129,067
1,129,066	JPMorgan US Government Money Market Fund, Capital Class, 5.17%(a)	1,129,066

	TOTAL MONEY MARKET FUNDS (Cost $4,516,267)	4,516,267

	TOTAL INVESTMENTS - 99.5% (Cost $4,516,267)	$4,516,267
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	23,055
	NET ASSETS - 100.0%	$4,539,322

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.5%
	ALTERNATIVE - 8.9%
14,916	Eaton Vance Global Macro Absolute Return Fund, Class I	$124,995

	EQUITY - 73.5%
2,882	Saratoga Energy & Basic Materials Portfolio, Class I(a)	40,719
2,113	Saratoga Health & Biotechnology Portfolio, Class I(a)	55,098
7,774	Saratoga Large Capitalization Growth Portfolio, Class I(a)	244,649
7,651	Saratoga Large Capitalization Value Portfolio, Class I(a)	227,854
10,364	Saratoga Mid Capitalization Portfolio, Class I(a)	153,591
15,832	Saratoga Small Capitalization Portfolio, Class I(a),(b)	123,333
1,938	Saratoga Technology & Communications Portfolio, Class I(a)	52,758
844	Vanguard Financials Index Fund, Admiral Class	46,888
2,696	Vanguard Total International Stock Index Fund, Admiral Class	91,896
		1,036,786
	FIXED INCOME - 12.1%
12,877	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	134,823
3,528	Vanguard Short-Term Bond Index Fund, Admiral Class	36,087
		170,910

	TOTAL OPEN END FUNDS (Cost $1,155,222)	1,332,691

	SHORT-TERM INVESTMENT — 5.4%
	MONEY MARKET FUND - 5.4%
76,303	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $76,303)(c)	76,303

	TOTAL INVESTMENTS - 99.9% (Cost $1,231,525)	$1,408,994
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	2,023
	NET ASSETS - 100.0%	$1,411,017

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 91.3%
	ALTERNATIVE - 7.2%
26,377	Eaton Vance Global Macro Absolute Return Fund, Class I	$221,041

	EQUITY - 38.1%
13,457	Saratoga Large Capitalization Growth Portfolio, Class I(a)	423,502
13,130	Saratoga Large Capitalization Value Portfolio, Class I(a)	390,998
17,700	Saratoga Mid Capitalization Portfolio, Class I(a)	262,307
7,771	Saratoga Small Capitalization Portfolio, Class I(a),(b)	60,534
965	Vanguard Total International Stock Index Fund, Admiral Class	32,878
		1,170,219
	FIXED INCOME - 46.0%
106,783	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,118,018
28,783	Vanguard Short-Term Bond Index Fund, Admiral Class	294,450
		1,412,468

	TOTAL OPEN END FUNDS (Cost $2,598,188)	2,803,728

	SHORT-TERM INVESTMENT — 7.4%
	MONEY MARKET FUND - 7.4%
227,503	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $227,503)(c)	227,503

	TOTAL INVESTMENTS - 98.7% (Cost $2,825,691)	$3,031,231
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	38,691
	NET ASSETS - 100.0%	$3,069,922

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 92.6%
	ALTERNATIVE - 7.1%
17,979	Eaton Vance Global Macro Absolute Return Fund, Class I	$150,666

	EQUITY - 60.1%
2,383	Saratoga Energy & Basic Materials Portfolio, Class I(a)	33,667
1,749	Saratoga Health & Biotechnology Portfolio, Class I(a)	45,620
11,731	Saratoga Large Capitalization Growth Portfolio, Class I(a)	369,173
11,958	Saratoga Large Capitalization Value Portfolio, Class I(a)	356,116
16,471	Saratoga Mid Capitalization Portfolio, Class I(a)	244,099
11,218	Saratoga Small Capitalization Portfolio, Class I(a),(b)	87,392
1,805	Saratoga Technology & Communications Portfolio, Class I(a)	49,130
721	Vanguard Financials Index Fund, Admiral Class	40,036
1,536	Vanguard Total International Stock Index Fund, Admiral Class	52,336
		1,277,569
	FIXED INCOME - 25.4%
40,940	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	428,646
10,971	Vanguard Short-Term Bond Index Fund, Admiral Class	112,235
		540,881

	TOTAL OPEN END FUNDS (Cost $1,712,260)	1,969,116

	SHORT-TERM INVESTMENT — 7.2%
	MONEY MARKET FUND - 7.2%
152,774	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $152,774)(c)	152,774

	TOTAL INVESTMENTS - 99.8% (Cost $1,865,034)	$2,121,890
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	4,396
	NET ASSETS - 100.0%	$2,126,286

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 93.4%
	ALTERNATIVE - 8.2%
10,984	Eaton Vance Global Macro Absolute Return Fund, Class I	$92,043

	EQUITY - 64.8%
1,924	Saratoga Energy & Basic Materials Portfolio, Class I(a)	27,189
1,230	Saratoga Health & Biotechnology Portfolio, Class I(a)	32,074
5,775	Saratoga Large Capitalization Growth Portfolio, Class I(a)	181,727
5,988	Saratoga Large Capitalization Value Portfolio, Class I(a)	178,317
8,803	Saratoga Mid Capitalization Portfolio, Class I(a)	130,455
9,339	Saratoga Small Capitalization Portfolio, Class I(a),(b)	72,749
1,125	Saratoga Technology & Communications Portfolio, Class I(a)	30,615
435	Vanguard Financials Index Fund, Admiral Class	24,181
1,382	Vanguard Total International Stock Index Fund, Admiral Class	47,112
		724,419
	FIXED INCOME - 20.4%
17,188	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	179,963
4,682	Vanguard Short-Term Bond Index Fund, Admiral Class	47,896
		227,859

	TOTAL OPEN END FUNDS (Cost $908,754)	1,044,321

	SHORT-TERM INVESTMENT — 6.2%
	MONEY MARKET FUND - 6.2%
69,755	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $69,755)(c)	69,755

	TOTAL INVESTMENTS - 99.6% (Cost $978,509)	$1,114,076
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	4,071
	NET ASSETS - 100.0%	$1,118,147

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 91.4%
	ALTERNATIVE - 7.2%
7,439	Eaton Vance Global Macro Absolute Return Fund, Class I	$62,337

	EQUITY - 54.5%
4,612	Saratoga Large Capitalization Growth Portfolio, Class I(a)	145,140
4,651	Saratoga Large Capitalization Value Portfolio, Class I(a)	138,518
6,988	Saratoga Mid Capitalization Portfolio, Class I(a)	103,562
6,541	Saratoga Small Capitalization Portfolio, Class I(a),(b)	50,954
949	Vanguard Total International Stock Index Fund, Admiral Class	32,359
		470,533
	FIXED INCOME - 29.7%
19,024	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	199,181
5,587	Vanguard Short-Term Bond Index Fund, Admiral Class	57,157
		256,338

	TOTAL OPEN END FUNDS (Cost $708,185)	789,208

	SHORT-TERM INVESTMENT — 8.2%
	MONEY MARKET FUND - 8.2%
70,931	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $70,931)(c)	70,931

	TOTAL INVESTMENTS - 99.6% (Cost $779,116)	$860,139
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	3,407
	NET ASSETS - 100.0%	$863,546

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Assets:
Investments, at cost (including collateral on loaned securities) (See Note 2)	$17,824,335	$25,455,614	$9,743,798	$6,302,595	$2,818,113
Investments in securities, at value (including collateral on loaned securities) (See Note 2) (a)	$20,279,213	$33,043,309	$12,705,218	$7,433,430	$3,566,393
Receivable for securities sold	—	—	72,407	1,054,616	—
Receivable for fund shares sold	1,354	840	316	140	99
Interest and dividends receivable	24,103	16,275	5,443	3,325	12,292
Receivable from manager	—	—	—	—	653
Prepaid expenses and other assets	551	6,680	26,571	1,457	17,600
Total Assets	20,305,221	33,067,104	12,809,955	8,492,968	3,597,037

Liabilities:
Securities lending collateral (See Note 2)	—	—	—	164,196	54,216
Payable for securities purchased	—	—	88,972	935,813	—
Payable for fund shares redeemed	7,406	11,037	6,238	2,002	951
Payable to manager	12,862	17,808	7,776	3,936	—
Trustee fees payable	56	—	—	27	79
Payable for distribution (12b-1) fees	215	533	579	29	99
Accrued expenses and other liabilities	36,491	18,742	793	1,876	6,536
Total Liabilities	57,030	48,120	104,358	1,107,879	61,881

Net Assets	$20,248,191	$33,018,984	$12,705,597	$7,385,089	$3,535,156

Net Assets:
Par value of shares of beneficial interest	$6,822	$11,161	$8,795	$9,568	$2,983
Paid in capital	15,494,911	21,498,155	8,159,470	5,546,397	5,305,043
Accumulated earnings/(deficits)	4,746,458	11,509,668	4,537,332	1,829,124	(1,772,870)
Net Assets	$20,248,191	$33,018,984	$12,705,597	$7,385,089	$3,535,156

Net Asset Value Per Share
Class I
Net Assets	$19,776,457	$29,863,385	$11,055,357	$7,311,472	$3,488,233
Shares of beneficial interest outstanding	664,070	949,037	745,855	938,508	294,263
Net asset value, redemption price and offering price per share	$29.78	$31.47	$14.82	$7.79	$11.85

Class A
Net Assets	$400,969	$2,350,191	$1,567,290	$63,950	$40,714
Shares of beneficial interest outstanding	14,660	90,563	124,572	9,590	3,422
Net asset value, redemption price per share	$27.35	$25.95	$12.58	$6.67	$11.90
Offering price per share (maximum sales charge of 5.75%)	$29.02	$27.53	$13.35	$7.08	$12.63

Class C
Net Assets	$70,765	$805,408	$82,950	$9,667	$6,209
Shares of beneficial interest outstanding	3,481	76,544	9,065	8,665	588
Net asset value, offering price per share (b)	$20.33	$10.52	$9.15	$1.12	$10.56

(a)	Includes securities loaned of:	$—	$—	$—	$308,064	$137,460
(b)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Energy & Basic Materials Portfolio	Financial Services Portfolio		Investment Quality Bond Portfolio
Assets:
Investments in securities, at cost (including collateral on loaned securities) (See Note 2)	$8,003,020	$11,358,205	$1,041,679	$887,600		$11,210,431
Investments in securities, at value (including collateral on loaned securities) (See Note 2)	$13,172,853	$41,843,009	$1,385,092	$1,471,375		$11,374,617
Cash	—	181	—	13		—
Receivable for fund shares sold	49	9,943	35	40		26
Interest and dividends receivable	9,195	21,794	9,425	1,332		2,799
Receivable from manager	—	—	1,162	—		—
Prepaid expenses and other assets	2,218	7,540	94	7,401		15,761
Total Assets	13,184,315	41,882,467	1,395,808	1,480,161		11,393,203

Liabilities:
Payable for fund shares redeemed	17,363	932	—	253		359
Payable to manager	13,542	42,732	—	131		7,350
Custody fees payable	607	12	355	366		376
Trustee fees payable	—	—	228	426		151
Payable for distribution (12b-1) fees	2,460	6,962	13	22		7,996
Accrued expenses and other liabilities	4,224	12,272	3,304	1,507		9,985
Total Liabilities	38,196	62,910	3,900	2,705		26,217

Net Assets	$13,146,119	$41,819,557	$1,391,908	$1,477,456		$11,366,986

Net Assets:
Par value of shares of beneficial interest	$5,610	$17,457	$999	$1,291		$12,011
Paid in capital	7,996,344	6,906,347	2,024,656	878,467		11,378,295
Accumulated earnings/(deficits)	5,144,165	34,895,753	(633,747)	597,698		(23,320)
Net Assets	$13,146,119	$41,819,557	$1,391,908	$1,477,456		$11,366,986

Net Asset Value Per Share
Class I
Net Assets	$7,219,199	$24,253,871	$1,245,064	$1,408,114		$11,216,318
Shares of beneficial interest outstanding	276,860	890,989	88,086	122,292		1,185,064
Net asset value, redemption price and offering price per share	$26.08	$27.22	$14.13	$11.51		$9.46

Class A
Net Assets	$5,388,928	$15,464,235	$128,122	$69,321		$150,382
Shares of beneficial interest outstanding	247,670	699,332	10,011	6,853		16,054
Net asset value, redemption price per share	$21.76	$22.11	$12.80	$10.12		$9.37
Offering price per share (maximum sales charge of 5.75%)	$23.09	$23.46	$13.58	$10.74		$9.94

Class C
Net Assets	$537,992	$2,101,451	$18,722	$21		$286
Shares of beneficial interest outstanding	36,502	155,403	1,792	2		31
Net asset value, offering price per share (a)	$14.74	$13.52	$10.45	$9.06	(b)	$9.26	(b)

(a)	Redemption price per C share varies based on length of time shares are held.
(b)	Does not calculate due to rounding

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	Municipal Bond Portfolio	U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$—	$—	$746,425	$952,697	$957,958
Investments in securities, at cost	588,606	4,516,267	485,100	1,872,994	907,076
Total Investments, at cost	$588,606	$4,516,267	$1,231,525	$2,825,691	$1,865,034

Investments in Affiliates, at value	$—	$—	$898,002	$1,137,341	$1,185,197
Investments in securities, at value	589,468	4,516,267	510,992	1,893,890	936,693
Total Investments, at value	$589,468	$4,516,267	$1,408,994	$3,031,231	$2,121,890
Cash	3	—	2,615	1,206	2,080
Receivable for securities sold	—	—	—	36,400	—
Receivable for fund shares sold	340	8	—	—	—
Interest and dividends receivable	83	20,002	309	1,037	660
Receivable from manager	1,245	11,743	1,057	935	880
Prepaid expenses and other assets	5,770	2,305	1,960	2,965	2,131
Total Assets	596,909	4,550,325	1,414,935	3,073,774	2,127,641

Liabilities:
Payable for fund shares redeemed	1,800	1,380	—	—	—
Administration fees payable	1,186	2,812	1,896	2,565	—
Custody fees payable	183	6	79	10	72
Trustee fees payable	938	562	271	8	109
Compliance officer fees payable	—	—	30	31	31
Payable for distribution (12b-1) fees	8,228	186	196	589	544
Distributions payable	—	25	—	—	—
Accrued expenses and other liabilities	3,318	6,032	1,446	649	599
Total Liabilities	15,653	11,003	3,918	3,852	1,355

Net Assets	$581,256	$4,539,322	$1,411,017	$3,069,922	$2,126,286

Net Assets:
Par value of shares of beneficial interest	$653	$45,509	$1,193	$2,733	$1,776
Paid in capital	596,723	4,493,177	1,210,833	2,810,148	1,842,103
Accumulated earnings/(deficits)	(16,120)	636	198,991	257,041	282,407
Net Assets	$581,256	$4,539,322	$1,411,017	$3,069,922	$2,126,286

Net Asset Value Per Share
Class I
Net Assets	$544,024	$4,271,958	$1,065,504	$2,347,426	$1,454,711
Shares of beneficial interest outstanding	61,011	4,283,218	89,785	208,014	120,649
Net asset value, redemption price and offering price per share	$8.92	$1.00	$11.87	$11.28	$12.06

Class A
Net Assets	$17,065	$77,426	$145,059	$38,053	$22,506
Shares of beneficial interest outstanding	1,961	77,466	12,308	3,379	1,876
Net asset value, redemption price per share	$8.70	$1.00	$11.79	$11.26	$12.00
Offering price per share (maximum sales charge of 5.75%)	$9.23	$1.06	$12.51	$11.95	$12.73

Class C
Net Assets	$20,167	$189,938	$200,454	$684,443	$649,069
Shares of beneficial interest outstanding	2,342	190,169	17,176	61,924	55,070
Net asset value, offering price per share (a)	$8.61	$1.00	$11.67	$11.05	$11.79

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2024

	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$534,878	$364,334
Investments in Unaffilated securities, at cost	443,631	414,782
Total Investments, at cost	$978,509	$779,116

Investments in Affiliates, at value	$653,126	$438,174
Investments in Unaffiated securities, at value	460,950	421,965
Total Investments, at value	$1,114,076	$860,139
Cash	2,999	1,915
Interest and dividends receivable	284	292
Receivable from manager	794	759
Prepaid expenses and other assets	849	1,771
Total Assets	1,119,002	864,876

Liabilities:
Custody fees payable	115	71
Trustee fees payable	283	305
Compliance officer fees payable	31	29
Payable for distribution (12b-1) fees	202	183
Accrued expenses and other liabilities	224	742
Total Liabilities	855	1,330

Net Assets	$1,118,147	$863,546

Net Assets:
Par value of shares of beneficial interest	$939	$785
Paid in capital	962,968	765,341
Accumulated earnings	154,240	97,420
Net Assets	$1,118,147	$863,546

Net Asset Value Per Share
Class I
Net Assets	$808,937	$644,194
Shares of beneficial interest outstanding	67,635	58,100
Net asset value, redemption price and offering price per share	$11.96	$11.09

Class A
Net Assets	$88,165	$15
Shares of beneficial interest outstanding	7,425	1
Net asset value, redemption price per share	$11.87	$11.09	(b)
Offering price per share (maximum sales charge of 5.75%)	$12.59	$11.77

Class C
Net Assets	$221,045	$219,337
Shares of beneficial interest outstanding	18,887	20,409
Net asset value, offering price per share (a)	$11.70	$10.75

(a)	Redemption price per C share varies based on length of time shares are held.
(b)	Does not calculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Investment Income:
Dividend income	$188,594	$186,834	$137,665	$66,941	$99,651
Interest income	86,269	26,476	7,311	11,973	2,750
Securities lending income - net	252	333	68	3,643	230
Less: Foreign withholding taxes	(1,249)	(981)	(318)	(95)	(16,708)
Total Investment Income	273,866	212,662	144,726	82,462	85,923

Operating Expenses:
Management fees	135,474	192,725	86,852	43,510	24,839
Distribution (12b-1) fees
Class A Shares	1,485	7,471	5,059	231	157
Class C Shares	1,233	10,807	815	74	87
Administration fees	159,834	184,351	69,811	47,212	31,018
Professional fees	28,136	38,842	6,641	2,157	1,732
Registration fees	18,809	30,406	9,321	13,272	10,889
Compliance officer fees	13,958	17,854	2,926	2,982	1,477
Shareholder servicing fees	7,859	10,748	2,370	—	203
Custodian fees	5,629	8,716	3,530	11,706	6,555
Printing and postage expense	9,964	6,660	3,622	3,389	2,688
Trustees’ fees	3,836	5,952	1,719	867	5
Insurance expense	2,891	4,375	289	8	—
Miscellaneous expenses	2,792	3,413	1,494	942	65
Total Operating Expenses	391,900	522,320	194,449	126,350	79,715

Net Investment Income/(Loss)	(118,034)	(309,658)	(49,723)	(43,888)	6,208

Realized and Unrealized Gain on Investments:
Net realized gain from:
Investments and Foreign currency transactions	2,734,967	7,350,305	1,941,231	1,058,124	81,897
Net Realized Gain	2,734,967	7,350,305	1,941,231	1,058,124	81,897

Net change in unrealized appreciation on Investments and Foreign currency translations	461,971	2,065,861	579,746	209,662	325,259

Net Realized and Unrealized Gain on investments	3,196,938	9,416,166	2,520,977	1,267,786	407,156

Net Increase in Net Assets Resulting From Operations	$3,078,904	$9,106,508	$2,471,254	$1,223,898	$413,364

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Energy & Basic Materials Portfolio	Financial Services Portfolio	Investment Quality Bond Portfolio
Investment Income:
Dividend income	$120,819	$327,451	$63,084	$24,768	$352,161
Interest income	9,022	19,120	2,032	1,558	22,528
Securities lending income - net	46	809	—	—	—
Less: Foreign withholding taxes	(2,285)	—	(4,492)	(4)	—
Total Investment Income	127,602	347,380	60,624	26,322	374,689

Operating Expenses:
Management fees	149,071	523,341	18,208	14,558	59,733
Distribution (12b-1) fees
Class A Shares	19,836	60,872	516	273	585
Class C Shares	5,301	24,462	43	—	13
Administration fees	80,989	232,477	16,568	13,519	60,097
Registration fees	15,718	39,256	5,078	4,304	14,501
Compliance officer fees	7,266	25,320	66	5,434	930
Printing and postage expense	6,097	14,104	2,913	1,396	2,681
Shareholder servicing fees	5,571	16,957	404	190	1,651
Custodian fees	4,067	7,667	3,507	3,974	3,378
Professional fees	3,862	57,294	1,442	1,243	3,240
Trustees’ fees	1,984	4,463	88	255	199
Insurance expense	454	3,708	179	—	673
Miscellaneous expenses	1,372	5,236	1,068	280	1,205
Total Operating Expenses	301,588	1,015,157	50,080	45,426	148,886
Less: Expenses waived	—	—	(5,822)	(10,179)	—
Net Operating Expenses	301,588	1,015,157	44,258	35,247	148,886

Net Investment Income/(Loss)	(173,986)	(667,777)	16,366	(8,925)	225,803

Realized and Unrealized Gain on Investments:
Net realized gain from:
Investments and Foreign currency transactions	100,909	6,085,388	54,707	79,991	34,259
Net realized gain	100,909	6,085,388	54,707	79,991	34,259

Net change in unrealized appreciation/(depreciation) on Investments and Foreign currency transactions	2,200,963	2,536,628	(33,666)	233,957	318,679

Net Realized and Unrealized Gain on Investments	2,301,872	8,622,016	21,041	313,948	352,938

Net Increase in Net Assets Resulting From Operations	$2,127,886	$7,954,239	$37,407	$305,023	$578,741

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024

	Municipal Bond Portfolio	U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio
Investment Income:
Dividend income	$16,320	$—	$13,808	$52,267	$25,518
Interest income	788	261,413	4,094	23,307	9,534
Dividend income from Affiliates	—	—	631	—	543
Total Investment Income	17,108	261,413	18,533	75,574	35,595

Operating Expenses:
Management fees	3,112	23,949	11,141	26,142	17,828
Distribution (12b-1) fees
Class A Shares	62	326	334	91	51
Class C Shares	204	4,491	1,829	6,422	5,944
Administration fees	10,597	38,875	15,475	26,420	19,416
Registration fees	7,605	6,098	1,190	1,025	2,412
Compliance officer fees	2,319	4,210	1,074	1,644	1,175
Trustees’ fees	655	206	153	249	142
Professional fees	180	5,638	1,674	3,565	2,069
Printing and postage expense	125	5,373	552	556	388
Shareholder servicing fees	89	97	—	162	44
Insurance expense	40	575	211	348	249
Custodian fees	13	1,285	868	1,081	919
Miscellaneous expenses	134	974	674	502	414
Total Operating Expenses	25,135	92,097	35,175	68,207	51,051
Less: Expenses waived and/or reimbursed	(14,118)	—	(20,749)	(32,927)	(25,431)
Net Operating Expenses	11,017	92,097	14,426	35,280	25,620

Net Investment Income	6,091	169,316	4,107	40,294	9,975

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from:
Investments	1,221	—	431	2,145	1,421
Affiliated Investments	—	—	—	3,643	7,104
Distribution of realized gains by underlying:
Affiliated Investment Companies	—	—	20,756	29,387	31,329
Net realized gain	1,221	—	21,187	35,175	39,854

Net change in unrealized appreciation on:
Affiliated Investments	—	—	137,808	195,783	194,171
Investments	10,286	—	29,417	48,308	37,090
Net change in unrealized appreciation	10,286	—	167,225	244,091	231,261

Net Realized and Unrealized Gain on Investments	11,507	—	188,412	279,266	271,115

Net Increase in Net Assets Resulting From Operations	$17,598	$169,316	$192,519	$319,560	$281,090

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2024

	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Investment Income:
Dividend income	$12,634	$11,606
Interest income	4,309	4,272
Dividend income from Affiliates	446	—
Total Investment Income	17,389	15,878

Operating Expenses:
Management fees	9,208	7,171
Distribution (12b-1) fees
Class A Shares	200	—
Class C Shares	2,186	1,945
Administration fees	13,898	12,601
Professional fees	1,270	693
Registration fees	1,621	—
Trustees’ fees	126	85
Custodian fees	704	546
Compliance officer fees	620	456
Insurance expense	132	77
Printing and postage expense	258	250
Shareholder servicing fees	15	40
Miscellaneous expenses	295	270
Total Operating Expenses	30,533	24,134
Less: Expenses waived and/or reimbursed	(18,014)	(14,298)
Net Operating Expenses	12,519	9,836

Net Investment Income	4,870	6,042

Realized and Unrealized Gain on Investments:
Net realized gain from:
Investments	591	1,024
Affiliated Investments	3,251	1,620
Distribution of realized gains by underlying:
Affiliated Investment Companies	15,839	10,456
Net realized gain	19,681	13,100

Net change in unrealized appreciation on:
Investments	19,865	12,730
Affiliated Investments	102,571	75,031
Net change in unrealized appreciation	122,436	87,761

Net Realized and Unrealized Gain on Investments	142,117	100,861

Net Increase in Net Assets Resulting From Operations	$146,987	$106,903

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value Portfolio		Large Capitalization Growth Portfolio		Mid Capitalization Portfolio

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net investment income/(loss)	$(118,034)	$(69,079)	$(309,658)	$(228,916)	$(49,723)	$21,570
Net realized gain/(loss) on investments	2,734,967	203,043	7,350,305	1,568,593	1,941,231	(108,832)
Net change in unrealized appreciation on investments	461,971	1,534,406	2,065,861	1,901,324	579,746	576,911
Net increase in net assets resulting from operations	3,078,904	1,668,370	9,106,508	3,241,001	2,471,254	489,649

Distributions to Shareholders:
Total Distributions Paid:
Class I	(166,958)	(1,570,868)	(1,855,204)	(1,293,480)	(111,355)	(165,609)
Class A	(3,077)	(28,911)	(141,764)	(83,895)	(15,508)	(27,100)
Class C	(1,492)	(13,335)	(265,426)	(269,819)	(1,220)	(3,389)
Total Dividends and Distributions to Shareholders	(171,527)	(1,613,114)	(2,262,394)	(1,647,194)	(128,083)	(196,098)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,831,612	2,568,853	10,295,063	4,089,221	403,174	310,535
Class A	12,541	22,272	568,503	126,200	256,762	13,519
Class C	6,042	12,155	4,752	4,311	4,228	3,671
Reinvestment of dividends and distributions
Class I	165,438	1,483,589	1,805,556	1,183,010	109,323	153,714
Class A	2,967	27,648	136,045	78,915	15,102	26,490
Class C	1,492	13,316	263,450	268,505	1,220	1,820
Cost of shares redeemed
Class I	(5,757,225)	(3,171,482)	(10,237,570)	(6,061,932)	(1,125,302)	(633,703)
Class A	(15,129)	(12,267)	(100,236)	(61,775)	(182,979)	(187,465)
Class C	(90,644)	(3,652)	(1,202,984)	(409,201)	(40,293)	(24,387)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(3,842,906)	940,432	1,532,579	(782,746)	(558,765)	(335,806)

Total Increase/(Decrease) in Net Assets	(935,529)	995,688	8,376,693	811,061	1,784,406	(42,255)

Net Assets:
Beginning of year	21,183,720	20,188,032	24,642,291	23,831,230	10,921,191	10,963,446
End of year	$20,248,191	$21,183,720	$33,018,984	$24,642,291	$12,705,597	$10,921,191

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization Portfolio		International Equity Portfolio		Health & Biotechnology Portfolio

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net investment income/(loss)	$(43,888)	$(5,949)	$6,208	$5,534	$(173,986)	$(140,126)
Net realized gain/(loss) on investments and foreign currency transactions	1,058,124	(278,844)	81,897	66,110	100,909	604,860
Net change in unrealized appreciation on investments and foreign currency transactions	209,662	445,670	325,259	420,621	2,200,963	296,093
Net increase in net assets resulting from operations	1,223,898	160,877	413,364	492,265	2,127,886	760,827

Distributions to Shareholders:
Total Distributions Paid:
Class I	—	(530,776)	(26,499)	(9,348)	(278,865)	(370,044)
Class A	—	(5,618)	(160)	—	(251,938)	(314,023)
Class C	—	(1,751)	(3)	—	(39,830)	(57,632)
Total Dividends and Distributions to Shareholders	—	(538,145)	(26,662)	(9,348)	(570,633)	(741,699)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	812,730	829,790	288,782	582,347	584,725	392,548
Class A	866	1,545	140	674	89,487	101,479
Class C	2,375	2,063	1,606	1,394	—	3,400
Reinvestment of dividends and distributions
Class I	—	496,766	26,213	8,558	261,225	351,251
Class A	—	5,512	153	—	230,771	295,067
Class C	—	1,740	3	—	38,717	55,432
Redemption fee proceeds
Class I	—	—	—	(3)	—	—
Cost of shares redeemed
Class I	(945,978)	(616,218)	(600,156)	(483,177)	(882,178)	(1,222,638)
Class A	(1,466)	(3,374)	(4,593)	(2,404)	(381,398)	(375,966)
Class C	(17)	(533)	(6,825)	(323)	(102,932)	(115,442)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(131,490)	717,291	(294,677)	107,066	(161,583)	(514,869)

Total Increase/(Decrease) in Net Assets	1,092,408	340,023	92,025	589,983	1,395,670	(495,741)

Net Assets:
Beginning of year	6,292,681	5,952,658	3,443,131	2,853,148	11,750,449	12,246,190
End of year	$7,385,089	$6,292,681	$3,535,156	$3,443,131	$13,146,119	$11,750,449

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications Portfolio		Energy & Basic Materials Portfolio		Financial Services Portfolio

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net investment income/(loss)	$(667,777)	$(555,847)	$16,366	$24,604	$(8,925)	$(1,139)
Net realized gain on investments and foreign currency transactions	6,085,388	2,601,543	54,707	139,549	79,991	41,637
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,536,628	5,321,919	(33,666)	50,367	233,957	(66,771)
Net increase/(decrease) in net assets resulting from operations	7,954,239	7,367,615	37,407	214,520	305,023	(26,273)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,398,597)	(3,016,636)	(21,541)	(38,638)	(45,463)	(58,439)
Class A	(1,078,983)	(2,282,629)	(1,520)	(6,724)	(3,564)	(4,799)
Class C	(288,699)	(817,904)	—	(206)	(1)	(1)
Total Dividends and Distributions to Shareholders	(2,766,279)	(6,117,169)	(23,061)	(45,568)	(49,028)	(63,239)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	674,028	1,337,765	472,750	173,645	371,723	401,784
Class A	509,111	166,422	624	1,699	280	475
Class C	5,517	6,650	18,422	—	—	—
Reinvestment of dividends and distributions
Class I	1,305,508	2,772,936	21,329	38,292	44,693	57,598
Class A	1,022,410	2,133,091	1,494	6,602	2,606	3,769
Class C	275,028	783,803	—	206	1	1
Cost of shares redeemed
Class I	(3,804,298)	(4,970,084)	(522,251)	(620,167)	(245,335)	(424,338)
Class A	(2,340,523)	(1,990,731)	(8,006)	(135,922)	(15,329)	(135,408)
Class C	(1,234,196)	(1,480,344)	—	(7,202)	—	—
Net increase/(decrease) in net assets from share transactions of beneficial interest	(3,587,415)	(1,240,492)	(15,638)	(542,847)	158,639	(96,119)

Total Increase/(Decrease) in Net Assets	1,600,545	9,954	(1,292)	(373,895)	414,634	(185,631)

Net Assets:
Beginning of year	40,219,012	40,209,058	1,393,200	1,767,095	1,062,822	1,248,453
End of year	$41,819,557	$40,219,012	$1,391,908	$1,393,200	$1,477,456	$1,062,822

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond Portfolio		Municipal Bond Portfolio		U.S. Government Money Market Portfolio

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$225,803	$133,698	$6,091	$315	$169,316	$169,058
Net realized gain/(loss) on investments	34,259	(240,708)	1,221	(9,823)	—	—
Net change in unrealized appreciation on investments	318,679	122,623	10,286	3,303	—	—
Net increase/(decrease) in net assets resulting from operations	578,741	15,613	17,598	(6,205)	169,316	169,058

Distributions to Shareholders:
Total Distributions Paid:
Class I	(200,784)	(56,344)	—	—	(155,834)	(162,374)
Class A	(2,181)	(502)	—	—	(2,505)	(3,607)
Class C	(10)	(10)	—	—	(10,890)	(2,876)
Return of Capital:
Class I	—	(61,128)	—	—	—	—
Class A	—	(591)	—	—	—	—
Class C	—	(8)	—	—	—	—
Total Dividends and Distributions to Shareholders	(202,975)	(118,583)	—	—	(169,229)	(168,857)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	1,025,302	268,031	40,749	1,670	1,294,450	2,676,107
Class A	5,122	1,336	4,334	—	1,336	1,904
Class C	—	—	1,700	1,360	523,818	317,460
Reinvestment of dividends and distributions
Class I	200,314	116,619	—	—	154,301	161,076
Class A	2,179	1,086	—	—	2,489	3,506
Class C	10	17	—	—	9,637	2,841
Cost of shares redeemed
Class I	(1,213,975)	(885,985)	(33,312)	(91,335)	(2,314,927)	(2,808,205)
Class A	(7,660)	(6,584)	—	(52,298)	(12,538)	(57,722)
Class C	(3,290)	(31,545)	(4,334)	—	(623,544)	(133,370)
Net increase/(decrease) in net assets from share transactions of beneficial interest	8,002	(537,025)	9,137	(140,603)	(964,978)	163,597

Total Increase/(Decrease) in Net Assets	383,768	(639,995)	26,735	(146,808)	(964,891)	163,798

Net Assets:
Beginning of year	10,983,218	11,623,213	554,521	701,329	5,504,213	5,340,415
End of year	$11,366,986	$10,983,218	$581,256	$554,521	$4,539,322	$5,504,213

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced Allocation Portfolio		Conservative Balanced Allocation Portfolio		Moderate Balanced Allocation Portfolio

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$4,107	$6,978	$40,294	$38,233	$9,975	$12,152
Net realized gain/(loss) on investments	431	(223)	5,788	(21,825)	8,525	(23,111)
Distribution of realized gains by underlying affiliated investment companies	20,756	27,120	29,387	41,742	31,329	42,976
Net change in unrealized appreciation on investments	167,225	40,196	244,091	49,632	231,261	53,545
Net increase in net assets resulting from operations	192,519	74,071	319,560	107,782	281,090	85,562

Distributions to Shareholders:
Total Distributions Paid:
Class I	(24,631)	(50,959)	(54,934)	(91,659)	(33,757)	(63,033)
Class A	(3,382)	(1)	(829)	(1,565)	(438)	(927)
Class C	(4,020)	(9,053)	(9,874)	(27,203)	(8,811)	(28,069)
Total Dividends and Distributions to Shareholders	(32,033)	(60,013)	(65,637)	(120,427)	(43,006)	(92,029)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	89,101	33,178	67,038	139,771	206,583	78,514
Class A	—	119,378	—	—	1,131	1,426
Class C	6,073	6,994	23,303	22,110	61,563	63,069
Reinvestment of dividends and distributions
Class I	24,631	50,959	54,411	90,714	33,757	63,034
Class A	3,381	1	829	1,565	438	926
Class C	4,021	9,053	9,873	27,203	8,811	28,069
Cost of shares redeemed
Class I	(18,954)	(14,141)	(96,570)	(58,388)	(101,825)	(122,842)
Class A	(15)	—	(1,385)	(1,450)	—	—
Class C	—	(1,516)	(8,990)	(63,154)	(19,588)	(55,467)
Net increase in net assets from share transactions of beneficial interest	108,238	203,906	48,509	158,371	190,870	56,729

Total Increase in Net Assets	268,724	217,964	302,432	145,726	428,954	50,262

Net Assets:
Beginning of year	1,142,293	924,329	2,767,490	2,621,764	1,697,332	1,647,070
End of year	$1,411,017	$1,142,293	$3,069,922	$2,767,490	$2,126,286	$1,697,332

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced Allocation Portfolio		Moderately Conservative Balanced Allocation Portfolio

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net investment income	$4,870	$7,693	$6,042	$4,392
Net realized gain/(loss) on investments	3,842	(6,554)	2,644	(14,127)
Distribution of realized gains by underlying affiliated and non affiliated investment companies	15,839	22,903	10,456	12,316
Net change in unrealized appreciation on investments	122,436	30,883	87,761	13,060
Net increase in net assets resulting from operations	146,987	54,925	106,903	15,641

Distributions to Shareholders:
Total Distributions Paid:
Class I	(19,081)	(35,841)	(5,204)	(28,286)
Class A	(2,005)	(3,456)	— ^	(1)
Class C	(3,925)	(10,721)	—	(11,267)
Total Dividends and Distributions to Shareholders	(25,011)	(50,018)	(5,204)	(39,554)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	42,167	14,613	476	317,055
Class A	15,877	435	—	—
Class C	9,552	9,772	17,000	15,800
Reinvestment of dividends and distributions
Class I	19,081	35,841	5,204	28,287
Class A	2,005	3,456	— ^	1
Class C	3,925	10,721	—	11,267
Cost of shares redeemed
Class I	(50,670)	(24)	(12,010)	(247,007)
Class A	(7,053)	(12)	—	—
Class C	(19,721)	(5,500)	—	—
Net increase in net assets from share transactions of beneficial interest	15,163	69,302	10,670	125,403

Total Increase in Net Assets	137,139	74,209	112,369	101,490

Net Assets:
Beginning of year	981,008	906,799	751,177	649,687
End of year	$1,118,147	$981,008	$863,546	$751,177

^	Less than $0.50

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of seventeen series. These financial statements include the following seventeen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, and Moderately Conservative Balanced Allocation Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass, LLC, serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, Financial Services and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Saratoga Capital Management, LLC serves as Adviser to U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation. Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, and Moderately Aggressive Balanced Allocation are diversified portfolios.

Investment Quality Bond, Municipal Bond, U.S. Government Money Market, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation are “fund of funds”, in that the Portfolios will generally invest in other investment companies.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced Allocation	Total return consisting of capital appreciation and income

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board appointed Saratoga Capital Management, LLC as the valuation designee. The Valuation designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2024, for the Portfolios’ assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$17,989,094	$—	$—	$17,989,094
Short-Term Investment	2,290,119	—	—	2,290,119
Total	$20,279,213	$—	$—	$20,279,213

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$32,564,891	$—	$—	$32,564,891
Short-Term Investment	478,418	—	—	478,418
Total	$33,043,309	$—	$—	$33,043,309

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,520,760	$—	$—	$12,520,760
Short-Term Investment	184,458	—	—	184,458
Total	$12,705,218	$—	$—	$12,705,218

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,132,325	$—	$—	$7,132,325
Collateral for Securities Loaned	—	164,196	—	164,196
Short-Term Investment	136,909	—	—	136,909
Total	$7,269,234	$164,196	$—	$7,433,430

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$62,889	$—	$62,889
Brazil	65,750	—	—	65,750
Canada	96,547	—	—	96,547
Cayman Islands	49,922	—	—	49,922
China	—	76,567	—	76,567
Denmark	—	93,060	—	93,060
France	—	331,310	—	331,310
Germany	—	194,401	—	194,401
Indonesia	—	70,420	—	70,420
Italy	—	248,024	—	248,024
Japan	—	583,502	—	583,502
Korea (Republic of)	—	223,262	—	223,262
Mexico	56,725	—	—	56,725
Singapore	—	89,079	—	89,079
Spain	—	181,358	—	181,358
Swizterland	—	188,498	—	188,498
Taiwan Province of China	—	275,337	—	275,337
Thailand	—	81,912	—	81,912
United Kingdom	—	407,373	—	407,373
United States	100,101	—	—	100,101
Collateral for Securities Loaned	—	54,216	—	54,216
Short-Term Investment	36,140	—	—	36,140
Total	$405,185	$3,161,208	$—	$3,566,393

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,830,763	$—	$—	$12,830,763
Short-Term Investment	342,090	—	—	342,090
Total	$13,172,853	$—	$—	$13,172,853

Technology & Communication

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$41,503,085	$—	$—	$41,503,085
Short-Term Investment	339,924	—	—	339,924
Total	$41,843,009	$—	$—	$41,843,009

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,358,595	$—	$—	$1,358,595
Short-Term Investment	26,497	—	—	26,497
Total	$1,385,092	$—	$—	$1,385,092

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,438,792	$—	$—	$1,438,792
Short-Term Investment	32,583	—	—	32,583
Total	$1,471,375	$—	$—	$1,471,375

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$10,764,149	$—	$—	$10,764,149
Short-Term Investment	610,468	—	—	610,468
Total	$11,374,617	$—	$—	$11,374,617

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$546,453	$—	$—	$546,453
Short-Term Investment	43,015	—	—	43,015
Total	$589,468	$—	$—	$589,468

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,516,267	$—	$—	$4,516,267
Total	$4,516,267	$—	$—	$4,516,267

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,332,691	$—	$—	$1,332,691
Short-Term Investment	76,303	—	—	76,303
Total	$1,408,994	$—	$—	$1,408,994

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,803,728	$—	$—	$2,803,728
Short-Term Investment	227,503	—	—	227,503
Total	$3,031,231	$—	$—	$3,031,231

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,969,116	$—	$—	$1,969,116
Short-Term Investment	152,774	—	—	152,774
Total	$2,121,890	$—	$—	$2,121,890

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,044,321	$—	$—	$1,044,321
Short-Term Investment	69,755	—	—	69,755
Total	$1,114,076	$—	$—	$1,114,076

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$789,208	$—	$—	$789,208
Short-Term Investment	70,931	—	—	70,931
Total	$860,139	$—	$—	$860,139

The Funds did not hold any Level 3 securities during the period.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2024, available to offset future capital gains, and utilized capital gains, if any, are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	CLCF Utilized	Total
Large Capitalization Value	$—	$—	$—	$—
Large Capitalization Growth	—	—	—	—
Mid Capitalization	—	—	94,390	—
Small Capitalization	—	—	280,003	—
International Equity	2,436,624	75,027	73,177	2,511,651
Health & Biotechnology	—	—	—	—
Technology & Communications	—	—	—	—
Energy & Basic Materials	857,674	111,495	43,181	969,169
Financial Services	—	—	—	—
Investment Quality Bond	—	197,772	—	197,772
Municipal Bond	7,535	15,515	716	23,050
U.S. Government Money Market	—	—	—	—
Aggressive Balanced Allocation	—	—	—	—
Conservative Balanced Allocation	—	—	—	—
Moderate Balanced Allocation	—	—	—	—
Moderately Aggressive Balanced Allocation	—	—	—	—
Moderately Conservative Balanced Allocation	—	—	1,387	—

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2021-2023 returns and expected to be taken in the Portfolios’ 2024 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended August 31, 2024, the Portfolios did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

Portfolio	Income Dividends	Capital Gains
Financial Services	Annually	Annually
Investment Quality Bond	Monthly	Annually
Municipal Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Risk. The value of the Portfolio’s securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The Portfolio is subject to investment and operational risks associated with social, financial, economic and other global market developments (such as recessions, inflation, rapid interest rate changes, war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) and disruptions, which can negatively impact issuers, industries, governments and other systems, including the securities markets and cause the Portfolio to lose value. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects and may negatively impact broad segments of businesses and populations. These events may have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

2.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At August 31, 2024, the following portfolio loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in repurchase agreements as shown in the Schedule of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities and is calculated based on prior day’s prices.

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	Value of Non-cash Collateral
Small Capitalization	$308,064	$318,084	$153,888
International Equity	137,460	145,163	90,947

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

At August 31, 2024, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	0.09%
Large Capitalization Growth	0.16%
Mid Capitalization	0.05%
Small Capitalization	4.42%
International Equity	0.27%
Health & Biotechnology	0.04%
Technology & Communications	0.23%

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of August 31, 2024.

		Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts Recognized in Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Small Capitalization
Description of Liability
Securities Loaned	$164,196	$164,196	$—	$—

International Equity
Description of Liability
Securities Loaned	$54,216	$54,216	$—	$—

3.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. The manager pays the fees charged by the Portfolios’ sub-advisers. The Portfolios do not pay the sub-advisers directly.

For the year ended August 31, 2024, the Manager waived $5,822 for Energy & Basic Materials, $10,179 for Financial Services, $14,118 for Municipal Bond, $20,749 for Aggressive Balanced Allocation, $32,927 for Conservative Balanced Allocation, $25,431 for Moderate Balanced Allocation, $18,014 for Moderately Aggressive Balanced Allocation, and $14,298 for Moderately Conservative Balanced Allocation. The U.S Government Money Market Fund is subject to additional voluntary waivers by the Manager to ensure the portfolio maintains a NAV of $1.00.

(b) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of UFS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value.

For the year ended August 31, 2024, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges Class A	CDSC’s Class C
Large Capitalization Value	$10	$60
Large Capitalization Growth	7,049	48
Mid Capitalization	279	42
Small Capitalization	5	24
International Equity	4	16
Health & Biotechnology	2,835	—
Technology & Communications	1,698	36
Energy & Basic Materials	2	184
Financial Services	2	—
Investment Quality Bond	13	—
Municipal Bond	—	—
U.S Government Money Market	—	2,885
Aggressive Balanced Allocation	115	61
Conservative Balanced Allocation	—	233
Moderate Balanced Allocation	69	616
Moderately Aggressive Balanced Allocation	923	21
Moderately Conservative Balanced Allocation	—	170

(d) The Trust and the Manager have entered into Excess Expense Agreements (the “Expense Agreements”). In connection with the Expense Agreements, the Manager is currently voluntarily waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at August 31, 2024, for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 3.30%, 3.90% and 2.90% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90%, for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.24%, 0.99% and 1.99% for Classes A, I and C shares respectively. Under the terms of the Expense Agreements, the Manager is permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2024.

In addition, the U.S. Government Money Market Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees for the Portfolio’s Class A and C shares through December 31, 2024. The Agreement may only be terminated during its term by or with the consent of the Trust’s Board of Trustees.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2025	8/31/2026	8/31/2027
International Equity	$12,272	$—	$—
Energy & Basic Materials	3,323	2,175	5,822
Financial Services	4,609	742	10,179
Investment Quality Bond	843	—	—
Municipal Bond	5,596	6,922	14,118
Aggressive Balanced Allocation	12,260	16,046	20,749
Conservative Balanced Allocation	27,543	28,817	32,927
Moderate Balanced Allocation	19,364	21,341	25,431
Moderately Aggressive Balanced Allocation	11,730	14,601	18,014
Moderately Conservative Balanced Allocation	10,829	11,198	14,298

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the year ended August 31, 2024, the amount received by the participating Portfolios under this arrangement was as follows: Large Cap Value, $2,225; Health & Biotechnology, $1,010; and Technology & Communications, $175. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at August 31, 2024, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments are detailed below:

Affiliated Holding	Value at 8/31/2023	Purchases	Sale Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 8/31/2024	Shares at 8/31/2024	Income	Long Term Capital Gain Distribution
Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$38,030	$2,191	$—	$—	$498	$40,719	$2,882	$631	$—
Saratoga Health & Biotechnology Portfolio, CL I	44,241	4,193	—	—	6,664	55,098	2,113	—	1,973
Saratoga Large Capitalization Growth Portfolio, CL I	172,882	21,599	—	—	50,168	244,649	7,774	—	13,199
Saratoga Large Capitalization Value Portfolio, CL I	189,542	10,965	—	—	27,347	227,854	7,651	—	1,545
Saratoga Mid Capitalization Portfolio, CL I	118,510	8,011	—	—	27,070	153,591	10,364	—	1,411
Saratoga Small Capitalization Value Portfolio, CL I	98,017	5,550	—	—	19,766	123,333	15,832	—	—
Saratoga Technology & Communications Portfolio, CL I	41,855	4,608	—	—	6,295	52,758	1,938	—	2,628
Total	703,077			—	137,808	898,002		631	20,756

Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$314,521	$24,012	$5,600	$1,570	$88,999	$423,502	$13,457	$—	$24,012
Saratoga Large Capitalization Value Portfolio, CL I	344,852	2,811	6,280	902	48,713	390,998	13,130	—	2,811
Saratoga Mid Capitalization Portfolio, CL I	215,289	2,564	4,440	935	47,959	262,307	17,700	—	2,564
Saratoga Small Capitalization Value Portfolio, CL I	51,186	—	1,000	236	10,112	60,534	7,771	—	—
	925,848			3,643	195,783	1,137,341		—	29,387

Moderate Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$30,873	$3,008	$696	$27	$455	$33,667	$2,383	$543	$—
Saratoga Health & Biotechnology Portfolio, CL I	35,723	5,146	960	(193)	5,904	45,620	1,749	—	1,746
Saratoga Large Capitalization Growth Portfolio, CL I	261,736	48,356	22,440	5,107	76,414	369,173	11,731	—	22,007
Saratoga Large Capitalization Value Portfolio, CL I	287,003	31,139	8,064	841	45,197	356,116	11,958	—	2,579
Saratoga Mid Capitalization Portfolio, CL I	180,907	22,805	5,760	1,205	44,942	244,099	16,471	—	2,404
Saratoga Small Capitalization Value Portfolio, CL I	64,569	7,650	—	—	15,173	87,392	11,218	—	—
Saratoga Technology & Communications Portfolio, CL I	38,077	5,738	888	117	6,086	49,130	1,805	—	2,593
Total	898,888			7,104	194,171	1,185,197		543	31,329

Moderately Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$26,275	$1,113	$500	$(30)	$331	$27,189	$1,924	$446	$—
Saratoga Health & Biotechnology Portfolio, CL I	25,981	2,121	—	—	3,972	32,074	1,230	—	1,159
Saratoga Large Capitalization Growth Portfolio, CL I	139,549	16,166	14,000	2,490	37,522	181,727	5,775	—	10,654
Saratoga Large Capitalization Value Portfolio, CL I	153,006	7,167	4,000	566	21,578	178,317	5,988	—	1,247
Saratoga Mid Capitalization Portfolio, CL I	104,048	5,457	2,850	225	23,575	130,455	8,803	—	1,239
Saratoga Small Capitalization Value Portfolio, CL I	58,266	2,590	—	—	11,893	72,749	9,339	—	—
Saratoga Technology & Communications Portfolio, CL I	24,524	2,391	—	—	3,700	30,615	1,125	—	1,540
Total	531,649			3,251	102,571	653,126		446	15,839

Moderately Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$110,983	$8,474	$6,000	$1,483	$30,200	$145,140	$4,612	$—	$8,473
Saratoga Large Capitalization Value Portfolio, CL I	121,114	987	1,000	137	17,280	138,518	4,651	—	987
Saratoga Mid Capitalization Portfolio, CL I	83,584	995	—	—	18,983	103,562	6,988	—	996
Saratoga Small Capitalization Value Portfolio, CL I	42,386	—	—	—	8,568	50,954	6,541	—	—
Total	358,067			1,620	75,031	438,174		—	10,456

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

4.	INVESTMENT TRANSACTIONS

(a) For the year ended August 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$15,864,586	$19,807,758
Large Capitalization Growth	28,628,036	29,885,684
Mid Capitalization	14,877,715	15,652,645
Small Capitalization	8,822,024	8,976,408
International Equity	1,229,120	1,563,435
Health & Biotechnology	2,021,223	2,984,987
Technology & Communications	3,143,856	10,146,333
Energy & Basic Materials	660,367	679,782
Financial Services	462,675	372,896
Investment Quality Bond	6,308,960	6,704,782
Municipal Bond	190,711	192,621
Aggressive Balanced Allocation	203,140	87,281
Conservative Balanced Allocation	1,063,320	549,604
Moderate Balanced Allocation	595,312	327,887
Moderately Aggressive Balanced Allocation	220,692	143,941
Moderately Conservative Balanced Allocation	192,007	143,990

(b) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(c) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivative instruments outstanding, as of August 31, 2024, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund. The derivatives are not accounted for as hedging instruments under GAAP.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2024, were as follows:

				Realized and unrealized
Fund	Derivative	Location of loss on derivatives	Risk Type	gain (loss) on derivatives
International Equity
	Forward Exchange Contracts	Net realized loss from investments and foreign currency transactions	Foreign Exchange	$(4,358)

	Forward Exchange Contracts	Net change in unrealized appreciation on investments and foreign currency translations	Foreign Exchange	(6)

			Total	$(4,364)

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Large Capitalization Value
Issued	66,943	102,065	473	944	300	741
Redeemed	(203,232)	(130,959)	(597)	(526)	(4,615)	(221)
Reinvested from Dividends	6,324	62,335	123	1,255	83	803
Net Increase (Decrease) in Shares	(129,965)	33,441	(1)	1,673	(4,232)	1,323
Large Capitalization Growth
Issued	368,572	188,238	25,548	6,771	486	568
Redeemed	(363,844)	(270,512)	(4,386)	(3,339)	(132,783)	(48,881)
Reinvested from Dividends	73,577	57,567	6,702	4,556	31,856	33,647
Net Increase (Decrease) in Shares	78,305	(24,707)	27,864	7,988	(100,441)	(14,666)
Mid Capitalization
Issued	29,685	26,148	20,794	1,347	466	498
Redeemed	(84,628)	(54,324)	(16,646)	(19,098)	(5,297)	(3,263)
Reinvested from Dividends	8,809	13,183	1,430	2,652	158	247
Net Decrease in Shares	(46,134)	(14,993)	5,578	(15,099)	(4,673)	(2,518)
Small Capitalization
Issued	110,962	132,451	132	255	2,199	2,344
Redeemed	(134,335)	(99,483)	(240)	(613)	(19)	(605)
Reinvested from Dividends	—	79,483	—	1,024	—	1,912
Net Increase (Decrease) in Shares	(23,373)	112,451	(108)	666	2,180	3,651
International Equity
Issued	26,038	60,250	11	79	160	160
Redeemed	(56,480)	(48,711)	(438)	(248)	(686)	(35)
Reinvested from Dividends	2,555	895	15	—	—	—
Net Increase (Decrease) in Shares	(27,887)	12,434	(412)	(169)	(526)	125
Health & Biotechnology
Issued	24,192	16,583	4,665	5,238	—	247
Redeemed	(37,839)	(53,318)	(19,395)	(19,139)	(7,663)	(8,406)
Reinvested from Dividends	11,939	14,684	12,604	14,557	3,107	3,898
Net Increase (Decrease) in Shares	(1,708)	(22,051)	(2,126)	656	(4,556)	(4,261)
Technology & Communications
Issued	27,118	64,832	26,196	9,259	439	588
Redeemed	(147,760)	(244,230)	(114,485)	(119,093)	(96,455)	(131,680)
Reinvested from Dividends	55,839	153,201	53,670	142,111	23,507	80,804
Net Increase (Decrease) in Shares	(64,803)	(26,197)	(34,619)	32,277	(72,509)	(50,288)
Energy & Basic Materials
Issued	33,292	12,686	47	144	1,767	—
Redeemed	(37,068)	(47,787)	(634)	(11,228)	—	(753)
Reinvested from Dividends	1,509	2,982	117	567	—	21
Net Decrease in Shares	(2,267)	(32,119)	(470)	(10,517)	1,767	(732)
Financial Services
Issued	34,098	40,197	29	55	—	—
Redeemed	(24,134)	(47,976)	(1,667)	(16,181)	—	—
Reinvested from Dividends	4,770	6,187	316	455	—	—
Net Increase (Decrease) in Shares	14,734	(1,592)	(1,322)	(15,671)	—	—
Investment Quality Bond
Issued	110,944	29,134	561	147	—	—
Redeemed	(131,823)	(96,152)	(838)	(726)	(366)	(3,526)
Reinvested from Dividends	21,837	12,664	240	119	1	2
Net Decrease in Shares	958	(54,354)	(37)	(460)	(365)	(3,524)

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

	Class I Shares		Class A Shares		Class C Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Municipal Bond
Issued	4,644	192	518	—	200	159
Redeemed	(3,823)	(10,454)	—	(6,124)	(521)	—
Reinvested from Dividends	—	—	—	—	—	—
Net Increase (Decrease) in Shares	821	(10,262)	518	(6,124)	(321)	159
U.S. Government Money Market
Issued	1,294,450	2,676,107	1,336	1,904	523,818	317,460
Redeemed	(2,314,927)	(2,808,205)	(12,538)	(57,722)	(623,544)	(133,370)
Reinvested from Dividends	154,301	161,076	2,489	3,506	9,637	2,841
Net Increase (Decrease) in Shares	(866,176)	28,978	(8,713)	(52,312)	(90,089)	186,931
Aggressive Balanced Allocation
Issued	7,781	3,305	—	11,986	574	715
Redeemed	(1,815)	(1,376)	(1)	—	—	(160)
Reinvested from Dividends	2,335	5,189	322	—	385	926
Net Increase in Shares	8,301	7,118	321	11,986	959	1,481
Conservative Balanced Allocation
Issued	6,231	13,698	—	—	2,220	2,229
Redeemed	(8,952)	(5,675)	(131)	(147)	(830)	(6,361)
Reinvested from Dividends	5,232	9,126	80	157	962	2,773
Net Increase (Decrease) in Shares	2,511	17,149	(51)	10	2,352	(1,359)
Moderate Balanced Allocation
Issued	19,348	7,651	101	136	5,644	6,233
Redeemed	(8,868)	(12,223)	—	—	(1,698)	(5,510)
Reinvested from Dividends	3,103	6,192	41	91	823	2,799
Net Increase in Shares	13,583	1,620	142	227	4,769	3,522
Moderately Aggressive Balanced Allocation
Issued	3,692	1,401	1,546	41	889	939
Redeemed	(4,798)	(2)	(694)	(1)	(1,721)	(555)
Reinvested from Dividends	1,778	3,563	188	345	371	1,080
Net Increase (Decrease) in Shares	672	4,962	1,040	385	(461)	1,464
Moderately Conservative Balanced Allocation
Issued	47	32,157	—	—	1,633	1,726
Redeemed	(1,187)	(26,222)	—	—	—	—
Reinvested from Dividends	519	3,048	— **	— **	—	1,242
Net Increase (Decrease) in Shares	(621)	8,983	— **	— **	1,633	2,968

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation as of August 31, 2024, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Capitalization Value	$17,897,090	$2,896,255	$(514,132)	$2,382,123
Large Capitalization Growth	25,466,984	7,777,353	(201,028)	7,576,325
Mid Capitalization	9,784,349	3,030,243	(109,374)	2,920,869
Small Capitalization	6,315,536	1,363,322	(245,428)	1,117,894
International Equity	2,850,977	842,418	(127,002)	715,416
Health & Biotechnology	8,037,743	5,233,681	(98,571)	5,135,110
Technology & Communications	11,367,540	30,539,235	(63,766)	30,475,469
Energy & Basic Materials	1,065,459	366,055	(46,422)	319,633
Financial Services	898,988	584,868	(12,481)	572,387
Investment Quality Bond	11,222,993	164,186	(12,562)	151,624
Municipal Bond	588,629	862	(23)	839
U.S. Government Money Market	4,516,267	—	—	—
Aggressive Balanced Allocation	1,232,356	180,808	(4,170)	176,638
Conservative Balanced Allocation	2,831,700	213,965	(14,434)	199,531
Moderate Balanced Allocation	1,884,616	260,054	(22,780)	237,274
Moderately Aggressive Balanced Allocation	982,118	136,084	(4,126)	131,958
Moderately Conservative Balanced Allocation	779,638	81,952	(1,451)	80,501

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends utilized during the year ended August 31, 2024 was as follows:

For fiscal year ended 8/31/2024	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$—	$171,527	$—	$—	$171,527
Large Capitalization Growth	—	2,262,394	—	—	2,262,394
Mid Capitalization	4	128,079	—	—	128,083
Small Capitalization	—	—	—	—	—
International Equity	26,662	—	—	—	26,662
Health & Biotechnology	—	570,633	—	—	570,633
Technology & Communications	—	2,766,279	—	—	2,766,279
Energy & Basic Materials	23,061	—	—	—	23,061
Financial Services	—	49,028	—	—	49,028
Investment Quality Bond	202,975	—	—	—	202,975
Municipal Bond	—	—	—	—	—
U.S. Government Money Market	169,229	—	—	—	169,229
Aggressive Balanced Allocation	4,953	27,080	—	—	32,033
Conservative Balanced Allocation	49,212	16,425	—	—	65,637
Moderate Balanced Allocation	17,276	25,730	—	—	43,006
Moderately Aggressive Balanced Allocation	9,927	15,084	—	—	25,011
Moderately Conservative Balanced Allocation	5,204	—	—	—	5,204

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

The tax character of dividends utilized during the year ended August 31, 2023 was as follows:

For fiscal year ended 8/31/2023	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$307,361	$1,305,753	$—	$—	$1,613,114
Large Capitalization Growth	—	1,647,194	—	—	1,647,194
Mid Capitalization	—	196,098	—	—	196,098
Small Capitalization	—	538,145	—	—	538,145
International Equity	9,348	—	—	—	9,348
Health & Biotechnology	—	741,699	—	—	741,699
Technology & Communications	—	6,117,169	—	—	6,117,169
Energy & Basic Materials	45,568	—	—	—	45,568
Financial Services	—	63,239	—	—	63,239
Investment Quality Bond	56,855	—	—	61,728	118,583
Municipal Bond	—	—	—	—	—
U.S. Government Money Market	168,857	—	—	—	168,857
Aggressive Balanced Allocation	5,407	54,606	—	—	60,013
Conservative Balanced Allocation	7,511	112,916	—	—	120,427
Moderate Balanced Allocation	—	92,029	—	—	92,029
Moderately Aggressive Balanced Allocation	17	50,001	—	—	50,018
Moderately Conservative Balanced Allocation	288	39,266	—	—	39,554

During the fiscal year ended August 31, 2024, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, net operating losses and short-term capital gains, tax adjustments for prior year tax returns, reclassification of Fund distributions, adjustments for nondeductible payments and foreign tax credit pass-through, and the use of tax equalization credits, resulted in reclassification for the tax year ended August 31, 2024, as follows:

	Paid In	Distributable or Accumulated
	Capital	Earnings (Loss)
Large Capitalization Value	$299,100	$(299,100)
Large Capitalization Growth	667,520	(667,520)
Mid Capitalization	62,981	(62,981)
Small Capitalization	13,544	(13,544)
International Equity	—	—
Health & Biotechnology	(141,426)	141,426
Technology & Communications	(227,608)	227,608
Energy & Basic Materials	—	—
Financial Services	(1,362)	1,362
Investment Quality Bond	—	—
Municipal Bond	—	—
U.S. Government Money Market	—	—
Aggressive Balanced Allocation	—	—
Conservative Balanced Allocation	—	—
Moderate Balanced Allocation	—	—
Moderately Aggressive Balanced Allocation	—	—
Moderately Conservative Balanced Allocation	—	—

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

As of each of the Portfolio’s tax year ended August 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards
Large Capitalization Value	$635,501	$1,854,186	$(125,352)	$—
Large Capitalization Growth	1,011,201	3,172,200	(250,058)	—
Mid Capitalization	181,863	1,434,600	—	—
Small Capitalization	—	737,561	(26,331)	—
International Equity	23,179	—	—	(2,511,651)
Health & Biotechnology	—	135,595	(126,540)	—
Technology & Communications	—	4,890,035	(469,751)	—
Energy & Basic Materials	15,803	—	—	(969,169)
Financial Services	—	33,786	(8,475)	—
Investment Quality Bond	22,828	—	—	(197,772)
Municipal Bond	6,091	—	—	(23,050)
U.S. Government Money Market	636	—	—	—
Aggressive Balanced Allocation	1,610	20,743	—	—
Conservative Balanced Allocation	24,939	32,571	—	—
Moderate Balanced Allocation	6,775	38,358	—	—
Moderately Aggressive Balanced Allocation	3,607	18,675	—	—
Moderately Conservative Balanced Allocation	6,044	10,875	—	—

	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Large Capitalization Value	$—	$2,382,123	$4,746,458
Large Capitalization Growth	—	7,576,325	11,509,668
Mid Capitalization	—	2,920,869	4,537,332
Small Capitalization	—	1,117,894	1,829,124
International Equity	—	715,602	(1,772,870)
Health & Biotechnology	—	5,135,110	5,144,165
Technology & Communications	—	30,475,469	34,895,753
Energy & Basic Materials	—	319,619	(633,747)
Financial Services	—	572,387	597,698
Investment Quality Bond	—	151,624	(23,320)
Municipal Bond	—	839	(16,120)
U.S. Government Money Market	—	—	636
Aggressive Balanced Allocation	—	176,638	198,991
Conservative Balanced Allocation	—	199,531	257,041
Moderate Balanced Allocation	—	237,274	282,407
Moderately Aggressive Balanced Allocation	—	131,958	154,240
Moderately Conservative Balanced Allocation	—	80,501	97,420

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts, mark-to-market on passive foreign investment companies, and C-Corporations adjustments. The unrealized appreciation in the table above includes unrealized foreign currency gain/(loss) of $186 for the International Equity Portfolio.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year
Losses
Large Capitalization Value	$125,352
Large Capitalization Growth	250,058
Mid Capitalization	—
Small Capitalization	26,331
International Equity	—
Health & Biotechnology	126,540
Technology & Communications	469,751
Energy & Basic Materials	—
Financial Services	8,475
Investment Quality Bond	—
Municipal Bond	—
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Post October
Losses
Large Capitalization Value	$—
Large Capitalization Growth	—
Mid Capitalization	—
Small Capitalization	—
International Equity	—
Health & Biotechnology	—
Technology & Communications	—
Energy & Basic Materials	—
Financial Services	—
Investment Quality Bond	—
Municipal Bond	—
U.S. Government Money Market	—
Aggressive Balanced Allocation	—
Conservative Balanced Allocation	—
Moderate Balanced Allocation	—
Moderately Aggressive Balanced Allocation	—
Moderately Conservative Balanced Allocation	—

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

8.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended August 31, 2024, were as follows:

For fiscal year ended	Foreign Taxes	Foreign Source
8/31/2024	Paid	Income
International Equity Fund	$0.0366	$0.0867
Aggressive Balanced Allocation	0.0013	0.0187

For fiscal year ended	Foreign Taxes	Foreign Source
8/31/2023	Paid	Income
International Equity Fund	$0.0277	$0.0941
Conservative Balanced Allocation	0.0012	0.0452
Moderately Conservative Balanced Allocation	0.0013	0.0383

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class and the Vanguard Short-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class and Vanguard Short-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can each be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with each Portfolio’s financial statements. As of August 31, 2024, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class and Vanguard Short-Term Bond Index Fund – Admiral Class was 64.7% and 30.0%, respectively.

The performance of the Municipal Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of August 31, 2024, the percentage of net assets invested in the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class was 86.9%.

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of August 31, 2024, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 36.4%.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2024

10.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of August 31, 2024, the below entities held more than 25% of the voting securities for each of the Funds listed.

	Pershing, LLC*	First National Bank*	Mid Atlantic Trust Company FBO*
Large Cap Value	—	47.00%	—
Large Cap Growth	—	28.21%	—
Mid Cap	—	43.62%	—
Small Cap	—	47.63%	—
International Equity	—	53.89%	—
Energy & Basic Materials	—	47.86%	—
Financial Services	—	66.40%	—
Investment Quality Bond	—	64.24%	—
U.S. Government Money Market	—	62.53%	—
Aggressive Balanced Allocation	—	61.07%	32.71%
Conservative Balanced Allocation	25.32%	41.08%	31.35%
Moderate Balanced Allocation Portfolio	—	44.93%	27.44%
Moderately Aggressive Balanced Allocation	—	57.57%	40.11%
Moderately Conservative Balanced Allocation	—	56.60%	—

*	Comprised of multiple investors and accounts

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Dividends: The Board declared the following monthly dividends:

Fund	Dividend Per Share	Record Date	Payable Date
Saratoga Investment Quality Bond Fund - Class A	0.0145	8/30/2024	9/4/2024
Saratoga Investment Quality Bond Fund - Class I	0.0176	8/30/2024	9/4/2024

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$24.05	$24.22	$30.50	$21.26	$20.25
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.25)	(0.17)	(0.36)	(0.26)	(0.11)
Net realized and unrealized gain (loss)	3.76	2.09	0.37	9.50	1.12
Total from investment operations	3.51	1.92	0.01	9.24	1.01
Dividends and Distributions:
Distributions from realized gains	(0.21)	(2.09)	(6.29)	—	—
Total dividends and distributions	(0.21)	(2.09)	(6.29)	—	—
Net Asset Value, End of Year	$27.35	$24.05	$24.22	$30.50	$21.26
Total Return*	14.72%	8.71%	(0.62)%	43.46%	4.99%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$401	$353	$315	$398	$290
Ratio of gross operating expenses to average net assets (2)	2.28%	2.05%	2.11%	1.71%	1.57%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(0.97)%	(0.72)%	(1.39)%	(0.97)%	(0.55)%
Portfolio Turnover Rate	83%	90%	117%	108%	82%

	Large Capitalization Growth Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$20.88	$19.87	$30.37	$25.68	$22.38
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.32)	(0.24)	(0.32)	(0.25)	(0.11)
Net realized and unrealized gain (loss)	7.29	2.73	(3.36)	7.38	7.08
Total from investment operations	6.97	2.49	(3.68)	7.13	6.97
Dividends and Distributions:
Distributions from realized gains	(1.90)	(1.48)	(6.37)	(2.44)	(3.67)
Distributions from return of capital	—	—	(0.45)	—	—
Total dividends and distributions	(1.90)	(1.48)	(6.82)	(2.44)	(3.67)
Net Asset Value, End of Year	$25.95	$20.88	$19.87	$30.37	$25.68
Total Return*	35.90%	14.05%	(16.80)%	30.64%	35.40%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,350	$1,309	$1,087	$1,397	$1,239
Ratio of gross operating expenses to average net assets (3)	2.11%	2.02%	2.06%	1.76%	1.52%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.39)%	(1.29)%	(1.38)%	(0.97)%	(0.51)%
Portfolio Turnover Rate	99%	74%	60%	65%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	2.28%	2.05%	2.11%	1.71%	1.57%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	2.11%	2.02%	2.06%	1.76%	1.52%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.34	$10.11	$13.14	$10.30	$10.39
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.09)	(0.01)	(0.08)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	2.47	0.45	(1.08)	3.98	(0.08)
Total from investment operations	2.38	0.44	(1.16)	3.91	(0.09)
Dividends and Distributions:
Dividends from net investment income	—	—	—	—	— **
Distributions from realized gains	(0.14)	(0.21)	(1.87)	(1.07)	—
Total dividends and distributions	(0.14)	(0.21)	(1.87)	(1.07)	—
Net Asset Value, End of Year	$12.58	$10.34	$10.11	$13.14	$10.30
Total Return*	23.32%	4.41%	(10.28)%	40.11%	(0.85)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,567	$1,230	$1,355	$1,711	$1,301
Ratio of gross operating expenses to average net assets (2)	2.03%	2.09%	2.42%	2.06%	1.86%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.78)%	(0.15)%	(0.73)%	(0.60)%	(0.12)%
Portfolio Turnover Rate	129%	68%	43%	55%	53%

	Small Capitalization Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$5.57	$6.07	$8.53	$5.83	$5.35
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.06)	(0.03)	(0.07)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	1.16	0.15	(0.40)	2.78	0.52
Total from investment operations	1.10	0.12	(0.47)	2.70	0.48
Dividends and Distributions:
Distributions from realized gains	—	(0.62)	(1.99)	—	—
Total dividends and distributions	—	(0.62)	(1.99)	—	—
Net Asset Value, End of Year	$6.67	$5.57	$6.07	$8.53	$5.83
Total Return*	19.75%	2.30%	(8.58)%	46.31%	8.97%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$64	$54	$55	$71	$52
Ratio of gross operating expenses to average net assets (3)	2.28%	2.23%	2.47%	2.11%	2.08%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.05)%	(0.49)%	(1.07)%	(1.02)%	(0.83)%
Portfolio Turnover Rate	135%	95%	104%	103%	101%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	2.03%	2.09%	2.42%	2.06%	1.86%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	2.28%	2.23%	2.47%	2.11%	2.08%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.56	$9.11	$12.15	$8.90	$8.91
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)	(0.03)	(0.01)	0.02	0.06
Net realized and unrealized gain (loss)	1.41	1.48	(3.03)	3.28	0.09
Total from investment operations	1.39	1.45	(3.04)	3.30	0.15
Dividends and Distributions:
Dividends from net investment income	(0.05)	—	—	(0.05)	(0.16)
Total dividends and distributions	(0.05)	—	—	(0.05)	(0.16)
Net Asset Value, End of Year	$11.90	$10.56	$9.11	$12.15	$8.90
Total Return*	13.18%#	15.92%#	(25.02)%	37.26%	1.44%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$41	$41	$36	$106	$252
Ratio of gross operating expenses to average net assets (2)	2.80%	2.59%	3.78%	2.78%	2.05%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.19)%	(0.29)%	(0.13)%	0.19%	0.71%
Portfolio Turnover Rate	38%	59%	47%	59%	52%

	Health & Biotechnology Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$19.32	$19.35	$21.69	$20.31	$18.82
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.32)	(0.26)	(0.30)	(0.22)	(0.07)
Net realized and unrealized gain (loss)	3.78	1.50	(1.25)	4.18	2.47
Total from investment operations	3.46	1.24	(1.55)	3.96	2.40
Dividends and Distributions:
Distributions from realized gains	(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Total dividends and distributions	(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Net Asset Value, End of Year	$21.76	$19.32	$19.35	$21.69	$20.31
Total Return*	18.90%	6.12%	(7.28)%	21.93%	12.76%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$5,389	$4,827	$4,821	$5,473	$5,294
Ratio of gross operating expenses to average net assets (3)	2.72%	2.75%	2.90%	2.54%	2.31%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.65)%	(1.33)%	(1.46)%	(1.08)%	(0.36)%
Portfolio Turnover Rate	17%	58%	23%	19%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	2.80%	3.30%	3.30%	2.63%	1.65%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	2.72%	2.75%	2.90%	2.54%	2.31%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$19.75	$19.65	$30.39	$28.24	$21.86
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.37)	(0.29)	(0.35)	(0.44)	(0.19)
Net realized and unrealized gain (loss)	4.23	3.69	(6.75)	6.23	7.54
Total from investment operations	3.86	3.40	(7.10)	5.79	7.35
Dividends and Distributions:
Distributions from realized gains	(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Total dividends and distributions	(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Net Asset Value, End of Year	$22.11	$19.75	$19.65	$30.39	$28.24
Total Return*	20.76%	22.58%	(26.36)%	23.38%	34.74%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$15,464	$14,494	$13,789	$20,175	$19,042
Ratio of gross operating expenses to average net assets (2)	2.62%	2.77%	2.53%	2.39%	2.08%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.79)%	(1.69)%	(1.45)%	(1.60)%	(0.83)%
Portfolio Turnover Rate	8%	6%	3%	10%	10%

	Energy & Basic Materials Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$12.63	$11.30	$9.77	$7.48	$9.21
Income (Loss) from Investment Operations:
Net investment income (1)	0.09	0.14	0.33	0.09	0.06
Net realized and unrealized gain (loss)	0.23	1.52	1.28	2.31	(1.79)
Total from investment operations	0.32	1.66	1.61	2.40	(1.73)
Dividends and Distributions:
Dividends from net investment income	(0.15)	(0.33)	(0.08)	(0.11)	—
Total dividends and distributions	(0.15)	(0.33)	(0.08)	(0.11)	—
Net Asset Value, End of Year	$12.80	$12.63	$11.30	$9.77	$7.48
Total Return*	2.55%	14.93%	16.54%	32.30%	(18.78)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$128	$132	$237	$99	$104
Ratio of gross operating expenses to average net assets (3)	3.81%	3.52%	3.30%	4.43%	3.97%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.75%	1.15%	2.89%	0.97%	0.73%
Portfolio Turnover Rate	47%	51%	43%	81%	63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	2.62%	2.77%	2.53%	2.39%	2.08%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:
	3.40%	3.40%	3.30%	3.40%	3.40%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Financial Services Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$8.21	$8.57	$10.59	$7.19	$8.18
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.10)	(0.04)	(0.08)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	2.45	0.15	(1.43)	3.81	(0.70)
Total from investment operations	2.35	0.11	(1.51)	3.74	(0.78)
Dividends and Distributions:
Distributions from realized gains	(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Total dividends and distributions	(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Net Asset Value, End of Year	$10.12	$8.21	$8.57	$10.59	$7.19
Total Return*	29.77%	1.22%	(15.00)%	53.66%	(9.99)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$69	$67	$204	$251	$123
Ratio of gross operating expenses to average net assets (2)	4.23%	3.59%	3.68%	3.81%	3.96%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.11)%	(0.50)%	(0.82)%	(0.76)%	(1.04)%
Portfolio Turnover Rate	32%	45%	39%	59%	71%

	Investment Quality Bond Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.06	$9.15	$9.62	$9.76	$9.54
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.15	0.07	(0.14)	(0.08)	0.03
Net realized and unrealized gain (loss)	0.30	(0.09)	(0.21)	(0.04)	0.23
Total from investment operations	0.45	(0.02)	(0.35)	(0.12)	0.26
Dividends and Distributions:
Dividends from net investment income	(0.14)	(0.03)	—	(0.02)	(0.04)
Distributions from realized gains	—	—	(0.12)	—	—
Distributions from return of capital	—	(0.04)	—	—	—
Total dividends and distributions	(0.14)	(0.07)	(0.12)	(0.02)	(0.04)
Net Asset Value, End of Year	$9.37	$9.06	$9.15	$9.62	$9.76
Total Return*	4.98%	(0.26)%	(3.62)%	(1.27)%	2.77%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$150	$146	$151	$171	$142
Ratio of gross operating expenses to average net assets (3),(4)	1.80%	1.78%	2.31%	1.81%	1.78%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.72%	0.80%	(1.51)%	(0.77)%	0.31%
Portfolio Turnover Rate	60%	103%	1%	62%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
	3.40%	3.40%	3.40%	3.40%	3.40%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	1.80%	1.78%	2.30%	1.81%	1.78%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Municipal Bond Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$8.46	$8.59	$8.91	$8.99	$8.93
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.06	(0.06)	(0.16)	(0.09)	0.00
Net realized and unrealized gain (loss)	0.18	(0.07)	(0.16)	0.02	0.07
Total from investment operations	0.24	(0.13)	(0.32)	(0.07)	0.07
Dividends and Distributions:
Dividends from net investment income	—	—	—	—	(0.01)
Return of Capital	—	—	—	(0.01)	—
Total dividends and distributions	—	—	—	(0.01)	(0.01)
Net Asset Value, End of Year	$8.70	$8.46	$8.59	$8.91	$8.99
Total Return*	2.84%	(1.51)%	(3.59)%#	(0.81)%#	0.77%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$17	$12	$65	$78	$78
Ratio of gross operating expenses to average net assets (2),(4)	4.81%	3.52%	2.92%	3.14%	3.15%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	0.73%	(0.74)%	(1.83)%	-0.99%	0.00%
Portfolio Turnover Rate	36%	101%	0%	82%	22%

	U.S. Government Money Market Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.03	0.03	0.00	**	0.00	**	0.00
Net realized and unrealized gain (loss)	—	—	—		—		—
Total from investment operations	0.03	0.03	0.00	**	0.00	**	0.00
Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.03)	(0.00	)**	(0.00	)**	(0.00)
Distributions from realized gains	—	—	—		—		—
Total dividends and distributions	(0.03)	(0.03)	(0.00	)**	(0.00	)**	(0.00)
Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return*	3.09%	2.86%	0.01%		0.02%		0.01%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$77	$86	$139		$409		$390
Ratio of gross operating expenses to average net assets (3),(4)	2.11%	1.35%	1.36%		1.07%		1.58%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	3.08%	2.75%	0.01%		0.01%		0.11%
Portfolio Turnover Rate	N/A	N/A	N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
2.30%	2.30%	2.30%	1.64%	1.54%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
2.11%	1.35%	0.32%	0.02%	0.67%
(4)	Does not include the expenses of funds in which the Fund invests.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Aggressive Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.37	$10.34	$12.48	$10.39	$9.92
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.03	0.03	(0.06)	(0.04)	0.23
Net realized and unrealized gain (loss)	1.67	0.68	(0.96)	2.33	0.60
Total from investment operations	1.70	0.71	(1.02)	2.29	0.83
Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.07)	(0.37)	(0.12)	(0.25)
Distributions from realized gains	(0.25)	(0.61)	(0.75)	(0.08)	(0.11)
Total dividends and distributions	(0.28)	(0.68)	(1.12)	(0.20)	(0.36)
Net Asset Value, End of Year	$11.79	$10.37	$10.34	$12.48	$10.39
Total Return*	16.75%	7.33%	(9.07)%	22.33%#	8.44%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$145	$124	$0 ^	$5	$5
Ratio of gross operating expenses to average net assets (2)	2.91%	2.84%	2.73%	2.73%	2.26%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.18%	1.04%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	0.26%	0.33%	(0.46)%	(0.35)%	2.31%
Portfolio Turnover Rate	8%	26%	2%	54%	3%

	Conservative Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.33	$10.39	$11.98	$10.56	$10.19
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.15	0.14	0.27	(0.05)	0.19
Net realized and unrealized gain (loss)	1.02	0.25	(1.01)	1.49	0.52
Total from investment operations	1.17	0.39	(0.74)	1.44	0.71
Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.01)	(0.26)	(0.02)	(0.21)
Distributions from realized gains	(0.06)	(0.44)	(0.59)	—	(0.10)
Distributions from return of capital	—	—	—	—	(0.03)
Total dividends and distributions	(0.24)	(0.45)	(0.85)	(0.02)	(0.34)
Net Asset Value, End of Year	$11.26	$10.33	$10.39	$11.98	$10.56
Total Return*	11.54%	4.00%	(6.64)%	13.70%	7.10%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$38	$35	$36	$38	$34
Ratio of gross operating expenses to average net assets (2)	2.37%	2.32%	2.26%	2.19%	1.85%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.18%	1.04%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.36%	1.41%	2.47%	(0.45)%	1.91%
Portfolio Turnover Rate	22%	50%	11%	71%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderate Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.69	$10.72	$12.53	$10.67	$10.15
Income from Investment Operations:
Net investment income (loss) (1)	0.06	0.08	0.39	(0.08)	0.31
Net realized and unrealized gain (loss)	1.50	0.48	(1.27)	2.06	0.55
Total from investment operations	1.56	0.56	(0.88)	1.98	0.86
Dividends and Distributions:
Dividends from net investment income	(0.10)	—	(0.32)	(0.05)	(0.23)
Distributions from realized gains	(0.15)	(0.59)	(0.61)	(0.07)	(0.11)
Total dividends and distributions	(0.25)	(0.59)	(0.93)	(0.12)	(0.34)
Net Asset Value, End of Year	$12.00	$10.69	$10.72	$12.53	$10.67
Total Return*	14.83%	5.55%	(7.59)%	18.77%#	8.68%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$23	$19	$16	$53	$34
Ratio of gross operating expenses to average net assets (2)	2.53%	2.56%	2.48%	2.39%	1.95%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.18%	1.04%
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (2)	0.56%	0.81%	3.35%	(0.67)%	3.03%
Portfolio Turnover Rate	18%	41%	2%	52%	8%

	Moderately Aggressive Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.56	$10.54	$12.24	$10.46	$9.93
Income from Investment Operations:
Net investment income (loss) (1)	0.05	0.08	0.36	0.42	(0.05)
Net realized and unrealized gain (loss)	1.54	0.52	(1.11)	1.52	0.84
Total from investment operations	1.59	0.60	(0.75)	1.94	0.79
Dividends and Distributions:
Dividends from net investment income	(0.11)	—	(0.36)	(0.06)	(0.25)
Distributions from realized gains	(0.17)	(0.58)	(0.59)	(0.10)	(0.01)
Total dividends and distributions	(0.28)	(0.58)	(0.95)	(0.16)	(0.26)
Net Asset Value, End of Year	$11.87	$10.56	$10.54	$12.24	$10.46
Total Return*	15.36%	5.96%	(8.09)%	18.71%#	7.93%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$88	$67	$63	$0 ^	$15
Ratio of gross operating expenses to average net assets (2)	3.00%	2.81%	2.47%	2.49%	2.40%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.11%	1.04%
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (2)	0.46%	0.81%	3.25%	3.82%	(0.49)%
Portfolio Turnover Rate	15%	34%	0%	48%	8%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Conservative Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.76	$9.95	$13.00	$10.36	$9.94
Income from Investment Operations:
Net investment income (loss) (1)	0.31	0.38	0.28	(0.03)	0.19
Net realized and unrealized gain (loss)	1.11	0.14	(2.07)	2.82	0.58
Total from investment operations	1.42	0.52	(1.79)	2.79	0.77
Dividends and Distributions:
Dividends from net investment income	(0.09)	—	(0.32)	(0.01)	(0.26)
Distributions from realized gains	—	(0.71)	(0.94)	(0.14)	(0.09)
Total dividends and distributions	(0.09)	(0.71)	(1.26)	(0.15)	(0.35)
Net Asset Value, End of Year	$11.09	$9.76	$9.95	$13.00	$10.36
Total Return*	14.63%	5.62%	(7.19)%	27.25%#	7.85%
Ratios and Supplemental Data:
Net assets, end of year/period (000s)^	$0	$0	$0	$0	$0
Ratio of gross operating expenses to average net assets (2)	3.03%	3.23%	2.55%	2.49%	2.10%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.17%	1.04%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	0.75%	0.84%	2.63%	(0.26)%	1.93%
Portfolio Turnover Rate	20%	87%	10%	74%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$18.04	$18.79	$25.16	$17.64	$16.91
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.29)	(0.23)	(0.40)	(0.33)	(0.20)
Net realized and unrealized gain (loss)	2.79	1.57	0.32	7.85	0.93
Total from investment operations	2.50	1.34	(0.08)	7.52	0.73
Dividends and Distributions:
Distributions from realized gains	(0.21)	(2.09)	(6.29)	—	—
Total dividends and distributions	(0.21)	(2.09)	(6.29)	—	—
Net Asset Value, End of Year	$20.33	$18.04	$18.79	$25.16	$17.64
Total Return*	14.02%	8.09%	(1.22)%	42.63%	4.32%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$71	$139	$120	$125	$113
Ratio of gross operating expenses to average net assets (2)	2.86%	2.65%	2.67%	2.30%	2.17%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.55)%	(1.33)%	(1.93)%	(1.51)%	(1.16)%
Portfolio Turnover Rate	83%	90%	117%	108%	82%

	Large Capitalization Growth Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.58	$10.01	$18.60	$16.76	$15.88
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.19)	(0.17)	(0.25)	(0.26)	(0.16)
Net realized and unrealized gain (loss)	3.03	1.22	(1.52)	4.54	4.71
Total from investment operations	2.84	1.05	(1.77)	4.28	4.55
Dividends and Distributions:
Distributions from realized gains	(1.90)	(1.48)	(6.37)	(2.44)	(3.67)
Distributions from return of capital	—	—	(0.45)	—	—
Total dividends and distributions	(1.90)	(1.48)	(6.82)	(2.44)	(3.67)
Net Asset Value, End of Year	$10.52	$9.58	$10.01	$18.60	$16.76
Total Return*	35.00%	13.43%	(17.28)%	29.86%	34.52%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$805	$1,695	$1,919	$2,854	$2,676
Ratio of gross operating expenses to average net assets (3)	2.67%	2.62%	2.68%	2.37%	2.13%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.97)%	(1.89)%	(2.00)%	(1.57)%	(1.12)%
Portfolio Turnover Rate	99%	74%	60%	65%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
2.86%	2.65%	2.67%	2.30%	2.17%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
2.67%	2.62%	2.68%	2.37%	2.13%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$7.60	$7.53	$10.32	$8.34	$8.45
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.11)	(0.06)	(0.12)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	1.80	0.34	(0.80)	3.16	(0.05)
Total from investment operations	1.69	0.28	(0.92)	3.05	(0.11)
Dividends and Distributions:
Distributions from realized gains	(0.14)	(0.21)	(1.87)	(1.07)	—
Total dividends and distributions	(0.14)	(0.21)	(1.87)	(1.07)	—
Net Asset Value, End of Year	$9.15	$7.60	$7.53	$10.32	$8.34
Total Return*	22.64%	3.78%	(10.84)%	39.15%	(1.30)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$83	$104	$122	$178	$141
Ratio of gross operating expenses to average net assets (2)	2.63%	2.69%	3.02%	2.64%	2.46%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.34)%	(0.74)%	(1.35)%	(1.19)%	(0.74)%
Portfolio Turnover Rate	129%	68%	43%	55%	53%

	Small Capitalization Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$0.94	$1.55	$3.59	$2.47	$2.28
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.02)	(0.01)	(0.03)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	0.20	0.02	(0.02)	1.18	0.22
Total from investment operations	0.18	0.01	(0.05)	1.12	0.19
Dividends and Distributions:
Distributions from realized gains	—	(0.62)	(1.99)	—	—
Total dividends and distributions	—	(0.62)	(1.99)	—	—
Net Asset Value, End of Year	$1.12	$0.94	$1.55	$3.59	$2.47
Total Return*	19.15%	1.82%	(8.75)%	45.34%	8.33%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$10	$6	$4	$3	$1
Ratio of gross operating expenses to average net assets (3)	2.91%	2.81%	3.05%	2.84%	2.67%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.67)%	(1.06)%	(1.58)%	(1.69)%	(1.43)%
Portfolio Turnover Rate	135%	95%	104%	103%	101%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
2.63%	2.69%	3.02%	2.64%	2.46%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
2.91%	2.81%	3.05%	2.84%	2.67%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.40	$8.15	$10.98	$8.04	$7.97
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.08)	(0.07)	(0.04)	(0.03)	0.01
Net realized and unrealized gain (loss)	1.24	1.32	(2.76)	2.97	0.06
Total from investment operations	1.16	1.25	(2.80)	2.94	0.07
Dividends and Distributions:
Dividends from net investment income	(0.00)**	—	(0.03)	—	—
Total dividends and distributions	(0.00)	—	(0.03)	—	—
Net Asset Value, End of Year	$10.56	$9.40	$8.15	$10.98	$8.04
Total Return*	12.38%#	15.34%#	(25.55)%	36.57%	0.63%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$6	$10	$8	$9	$1
Ratio of gross operating expenses to average net assets (2)	3.27%	3.16%	4.18%	3.96%	2.69%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.79)%	(0.84)%	(0.39)%	(0.31)%	0.15%
Portfolio Turnover Rate	38%	59%	47%	59%	52%

	Health & Biotechnology Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$13.49	$13.94	$15.95	$15.68	$14.79
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.30)	(0.27)	(0.30)	(0.25)	(0.15)
Net realized and unrealized gain (loss)	2.57	1.09	(0.92)	3.10	1.95
Total from investment operations	2.27	0.82	(1.22)	2.85	1.80
Dividends and Distributions:
Distributions from realized gains	(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Total dividends and distributions	(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Net Asset Value, End of Year	$14.74	$13.49	$13.94	$15.95	$15.68
Total Return*	18.21%	5.45%	(7.85)%	21.24%	12.16%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$538	$554	$632	$722	$743
Ratio of gross operating expenses to average net assets (3)	3.32%	3.35%	3.50%	3.13%	2.91%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.24)%	(1.93)%	(2.06)%	(1.67)%	(0.96)%
Portfolio Turnover Rate	17%	58%	23%	19%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
3.27%	3.90%	3.90%	3.65%	2.25%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
3.32%	3.35%	3.50%	3.13%	2.91%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$12.71	$13.97	$22.78	$22.19	$17.47
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.31)	(0.27)	(0.37)	(0.46)	(0.26)
Net realized and unrealized gain (loss)	2.62	2.31	(4.80)	4.69	5.95
Total from investment operations	2.31	2.04	(5.17)	4.23	5.69
Dividends and Distributions:
Distributions from realized gains	(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Total dividends and distributions	(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Net Asset Value, End of Year	$13.52	$12.71	$13.97	$22.78	$22.19
Total Return*	20.01%	21.90%	(26.74)%	22.63%	33.93%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,101	$2,896	$3,887	$9,708	$9,994
Ratio of gross operating expenses to average net assets (2)	3.22%	3.38%	3.27%	2.97%	2.68%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.38)%	(2.30)%	(2.10)%	(2.18)%	(1.43)%
Portfolio Turnover Rate	8%	6%	3%	10%	10%

	Energy & Basic Materials Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.25	$9.24	$8.03	$6.17	$7.64
Income (Loss) from Investment Operations:
Net investment income (1)	0.03	0.11	0.16	0.03	0.03
Net realized and unrealized gain (loss)	0.17	1.17	1.09	1.91	(1.50)
Total from investment operations	0.20	1.28	1.25	1.94	(1.47)
Dividends and Distributions:
Dividends from net investment income	—	(0.27)	(0.04)	(0.08)	—
Total dividends and distributions	—	(0.27)	(0.04)	(0.08)	—
Net Asset Value, End of Year	$10.45	$10.25	$9.24	$8.03	$6.17
Total Return*	1.95%	14.11%	15.66%	31.63%	(19.24)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$19	$0	$7	$6	$5
Ratio of gross operating expenses to average net assets (3)	4.85%	4.45%	4.23%	5.06%	4.66%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.24%	1.12%	1.74%	0.41%	0.41%
Portfolio Turnover Rate	47%	51%	43%	81%	63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
3.22%	3.38%	3.27%	2.97%	2.68%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:
4.00%	4.00%	4.00%	4.00%	4.00%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Financial Services Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$7.20	$7.41	$8.96	$6.05	$6.95
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.14)	0.13	0.19	(0.03)	(0.15)
Net realized and unrealized gain (loss)	2.44	0.13	(1.23)	3.28	(0.54)
Total from investment operations	2.30	0.26	(1.04)	3.25	(0.69)
Dividends and Distributions:
Distributions from realized gains	(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Total dividends and distributions	(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Net Asset Value, End of Year	$9.06	$7.20	$7.41	$8.96	$6.05
Total Return*	33.41%	3.57%	(12.37)%	55.79%	(10.47)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$0	$0	$0	$0	$0
Ratio of gross operating expenses to average net assets (2)	4.88%	4.19%	4.28%	3.42%	4.21%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.74)%	1.82%	2.34%	(0.37)%	(2.04)%
Portfolio Turnover Rate	32%	45%	39%	59%	71%

	Investment Quality Bond Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$8.90	$9.02	$9.55	$9.74	$9.55
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.07	(0.06)	(0.19)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	0.32	(0.03)	(0.22)	(0.06)	0.23
Total from investment operations	0.39	(0.09)	(0.41)	(0.18)	0.21
Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.02)	—	(0.01)	(0.02)
Distributions from realized gains	—	—	(0.12)	—	—
Distributions from return of capital	—	(0.01)	—	—	—
Total dividends and distributions	(0.03)	(0.03)	(0.12)	(0.01)	(0.02)
Net Asset Value, End of Year	$9.26	$8.90	$9.02	$9.55	$9.74
Total Return*	4.35%	(1.00)%	(4.28)%	(1.83)%	2.17%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$0	$4	$35	$37	$39
Ratio of gross operating expenses to average net assets (3),(4)	2.32%	2.56%	2.91%	2.39%	2.39%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	0.78%	(0.62)%	(2.11)%	(1.27)%	(0.24)%
Portfolio Turnover Rate	60%	103%	1%	62%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
4.00%	4.00%	4.00%	3.00%	4.00%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
2.32%	2.56%	2.90%	2.39%	2.39%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Municipal Bond Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$8.42	$8.60	$8.97	$9.08	$9.01
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01	(0.07)	(0.22)	(0.12)	0.00 **
Net realized and unrealized gain (loss)	0.18	(0.11)	(0.15)	0.02	0.08
Total from investment operations	0.19	(0.18)	(0.37)	(0.10)	0.08
Dividends and Distributions:
Dividends from net investment income	—	—	—	—	(0.01)
Return of Capital	—	—	—	(0.01)	—
Total dividends and distributions	—	—	—	(0.01)	(0.01)
Net Asset Value, End of Year	$8.61	$8.42	$8.60	$8.97	$9.08
Total Return*	2.26%	(2.09)%	(4.12)%#	(1.14)%#	0.88%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$20	$22	$22	$35	$35
Ratio of gross operating expenses to average net assets (2),(4)	5.38%	4.06%	3.68%	3.74%	3.72%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	0.12%	(0.85)%	(2.47)%	(1.30)%	0.00%
Portfolio Turnover Rate	36%	101%	0%	82%	22%

	U.S. Government Money Market Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.02	0.03	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	—	—	—		—		—
Total from investment operations	0.02	0.03	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.00	)**	(0.00	)**	(0.00	)**
Distributions from realized gains	—	—	—		—		—
Total dividends and distributions	(0.02)	(0.03)	(0.00	)**	(0.00	)**	(0.00	)**
Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return*	2.46%	2.55%	0.01%		0.02%		0.00	%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$190	$280	$94		$105		$98
Ratio of gross operating expenses to average net assets (3),(4)	2.75%	1.99%	1.92%		1.07%		2.18%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	2.43%	2.48%	0.02%		0.00%		(0.77)%
Portfolio Turnover Rate	N/A	N/A	N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
2.90%	2.90%	2.90%	1.94%	1.55%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
2.75%	1.99%	0.46%	0.02%	1.68%
(4)	Does not include the expenses of funds in which the Fund invests.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Aggressive Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.32	$10.30	$12.43	$10.34	$9.92
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.05)	(0.01)	0.22	0.32	0.07
Net realized and unrealized gain (loss)	1.65	0.64	(1.36)	1.88	0.69
Total from investment operations	1.60	0.63	(1.14)	2.20	0.76
Dividends and Distributions:
Dividends from net investment income	—	—	(0.24)	(0.03)	(0.23)
Distributions from realized gains	(0.25)	(0.61)	(0.75)	(0.08)	(0.11)
Total dividends and distributions	(0.25)	(0.61)	(0.99)	(0.11)	(0.34)
Net Asset Value, End of Year	$11.67	$10.32	$10.30	$12.43	$10.34
Total Return*	15.76%	6.48%	(9.93)%	21.37%#	7.64%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$200	$167	$152	$182	$184
Ratio of gross operating expenses to average net assets (2)	3.66%	3.57%	3.25%	3.35%	3.01%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.92%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	(0.49)%	(0.13)%	1.93%	2.85%	0.76%
Portfolio Turnover Rate	8%	26%	2%	54%	3%

	Conservative Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.15	$10.27	$11.85	$10.51	$10.18
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.06	0.07	0.19	(0.14)	0.14
Net realized and unrealized gain (loss)	1.00	0.25	(1.00)	1.48	0.51
Total from investment operations	1.06	0.32	(0.81)	1.34	0.65
Dividends and Distributions:
Dividends from net investment income	(0.10)	—	(0.18)	—	(0.19)
Distributions from realized gains	(0.06)	(0.44)	(0.59)	—	(0.10)
Distributions from return of capital	—	—	—	—	(0.03)
Total dividends and distributions	(0.16)	(0.44)	(0.77)	—	(0.32)
Net Asset Value, End of Year	$11.05	$10.15	$10.27	$11.85	$10.51
Total Return*	10.62%	3.31%	(7.34)%	12.75%	6.45%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$684	$604	$626	$675	$594
Ratio of gross operating expenses to average net assets (2)	3.12%	3.07%	3.01%	2.94%	2.60%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.93%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	0.61%	0.66%	1.72%	(1.22)%	1.39%
Portfolio Turnover Rate	22%	50%	11%	71%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderate Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.51	$10.63	$12.43	$10.61	$10.13
Income from Investment Operations:
Net investment income (loss) (1)	(0.02)	0.01	0.22	(0.13)	0.10
Net realized and unrealized gain (loss)	1.48	0.46	(1.19)	2.02	0.68
Total from investment operations	1.46	0.47	(0.97)	1.89	0.78
Dividends and Distributions:
Dividends from net investment income	(0.03)	—	(0.22)	—	(0.19)
Distributions from realized gains	(0.15)	(0.59)	(0.61)	(0.07)	(0.11)
Total dividends and distributions	(0.18)	(0.59)	(0.83)	(0.07)	(0.30)
Net Asset Value, End of Year	$11.79	$10.51	$10.63	$12.43	$10.61
Total Return*	13.99%	4.72%	(8.37)%	17.94%	7.83%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$649	$529	$497	$534	$502
Ratio of gross operating expenses to average net assets (2)	3.28%	3.30%	3.11%	3.10%	2.70%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.93%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	(0.19)%	0.05%	1.93%	(1.10)%	0.96%
Portfolio Turnover Rate	18%	41%	2%	52%	8%

	Moderately Aggressive Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.42	$10.48	$12.32	$10.41	$9.91
Income from Investment Operations:
Net investment income (loss) (1)	(0.03)	0.01	0.20	(0.12)	0.19
Net realized and unrealized gain (loss)	1.51	0.51	(1.21)	2.13	0.52
Total from investment operations	1.48	0.52	(1.01)	2.01	0.71
Dividends and Distributions:
Dividends from net investment income	(0.03)	—	(0.24)	—	(0.20)
Distributions from realized gains	(0.17)	(0.58)	(0.59)	(0.10)	(0.01)
Total dividends and distributions	(0.20)	(0.58)	(0.83)	(0.10)	(0.21)
Net Asset Value, End of Year	$11.70	$10.42	$10.48	$12.32	$10.41
Total Return*	14.43%	5.20%	(8.79)%	19.45%	7.13%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$221	$202	$187	$202	$161
Ratio of gross operating expenses to average net assets (2)	3.75%	3.56%	3.26%	3.50%	3.08%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.93%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	(0.29)%	0.05%	1.75%	(1.09)%	1.88%
Portfolio Turnover Rate	15%	34%	0%	48%	8%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Conservative Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.47	$9.78	$11.78	$10.28	$9.92
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	—	0.01	0.19	(0.13)	0.15
Net realized and unrealized gain (loss)	1.28	0.39	(1.05)	1.77	0.51
Total from investment operations	1.28	0.40	(0.86)	1.64	0.66
Dividends and Distributions:
Dividends from net investment income	—	—	(0.20)	—	(0.21)
Distributions from realized gains	—	(0.71)	(0.94)	(0.14)	(0.09)
Total dividends and distributions	—	(0.71)	(1.14)	(0.14)	(0.30)
Net Asset Value, End of Year	$10.75	$9.47	$9.78	$11.78	$10.28
Total Return*	13.52%	4.44%	(8.01)%	16.10%	6.72%#
Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$219	$178	$155	$168	$83
Ratio of gross operating expenses to average net assets (2)	3.79%	4.09%	3.50%	3.39%	2.85%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.93%	1.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	0.00%	0.09%	1.82%	(1.16)%	1.50%
Portfolio Turnover Rate	20%	87%	10%	74%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
(3)	Annualized for periods less than one year.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$26.06	$25.97	$32.15	$22.32	$21.17
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.15)	(0.08)	(0.25)	(0.17)	(0.03)
Net realized and unrealized gain (loss)	4.08	2.26	0.36	10.00	1.18
Total from investment operations	3.93	2.18	0.11	9.83	1.15
Dividends and Distributions:
Distributions from realized gains	(0.21)	(2.09)	(6.29)	—	—
Total dividends and distributions	(0.21)	(2.09)	(6.29)	—	—
Net Asset Value, End of Year	$29.78	$26.06	$25.97	$32.15	$22.32
Total Return*	15.20%	9.15%	(0.22)%	44.04%	5.43%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$19,776	$20,692	$19,753	$19,033	$12,317
Ratio of gross operating expenses to average net assets (2)	1.87%	1.65%	1.65%	1.33%	1.17%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(0.55)%	(0.33)%	(0.90)%	(0.61)%	(0.15)%
Portfolio Turnover Rate	83%	90%	117%	108%	82%

	Large Capitalization Growth Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$24.85	$23.26	$34.32	$28.60	$24.45
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.27)	(0.20)	(0.27)	(0.16)	(0.03)
Net realized and unrealized gain (loss)	8.79	3.27	(3.97)	8.32	7.85
Total from investment operations	8.52	3.07	(4.24)	8.16	7.82
Dividends and Distributions:
Distributions from realized gains	(1.90)	(1.48)	(6.37)	(2.44)	(3.67)
Distributions from return of capital	—	—	(0.45)	—	—
Total dividends and distributions	(1.90)	(1.48)	(6.82)	(2.44)	(3.67)
Net Asset Value, End of Year	$31.47	$24.85	$23.26	$34.32	$28.60
Total Return*	36.43%	14.52%	(16.45)%	31.15%	35.93%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$29,863	$21,638	$20,826	$27,040	$28,236
Ratio of gross operating expenses to average net assets (3)	1.70%	1.62%	1.67%	1.34%	1.12%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.98)%	(0.89)%	(0.98)%	(0.54)%	(0.11)%
Portfolio Turnover Rate	99%	74%	60%	65%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
1.87%	1.65%	1.65%	1.33%	1.17%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
1.70%	1.62%	1.67%	1.34%	1.12%
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$12.10	$11.75	$14.96	$11.60	$11.69
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.05)	0.03	(0.04)	(0.03)	0.03
Net realized and unrealized gain (loss)	2.91	0.53	(1.26)	4.50	(0.07)
Total from investment operations	2.86	0.56	(1.30)	4.47	(0.04)
Dividends and Distributions:
Dividends from net investment income	—	—	(0.04)	(0.04)	(0.05)
Distributions from realized gains	(0.14)	(0.21)	(1.87)	(1.07)	—
Total dividends and distributions	(0.14)	(0.21)	(1.91)	(1.11)	(0.05)
Net Asset Value, End of Year	$14.82	$12.10	$11.75	$14.96	$11.60
Total Return*	23.90%	4.82%	(9.97)%	40.57%	(0.38)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$11,055	$9,587	$9,486	$10,919	$8,126
Ratio of gross operating expenses to average net assets (2)	1.63%	1.69%	2.01%	1.64%	1.46%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.38)%	0.26%	(0.32)%	(0.19)%	0.28%
Portfolio Turnover Rate	129%	68%	43%	55%	53%

	Small Capitalization Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$6.48	$6.94	$9.45	$6.43	$5.89
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.04)	(0.01)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	1.35	0.17	(0.47)	3.07	0.57
Total from investment operations	1.31	0.16	(0.52)	3.02	0.54
Dividends and Distributions:
Distributions from realized gains	—	(0.62)	(1.99)	—	—
Total dividends and distributions	—	(0.62)	(1.99)	—	—
Net Asset Value, End of Year	$7.79	$6.48	$6.94	$9.45	$6.43
Total Return*	20.22%	2.60%	(8.22)%	46.97%	9.19%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$7,311	$6,233	$5,893	$6,632	$5,362
Ratio of gross operating expenses to average net assets (3)	1.88%	1.83%	2.06%	1.70%	1.68%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.65)%	(0.10)%	(0.63)%	(0.61)%	(0.44)%
Portfolio Turnover Rate	135%	95%	104%	103%	101%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
1.63%	1.69%	2.01%	1.64%	1.46%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
1.88%	1.83%	2.06%	1.70%	1.68%
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.53	$9.07	$12.11	$8.94	$8.95
Income (Loss) from Investment Operations:
Net investment income (1)	0.02	0.02	0.06	0.07	0.10
Net realized and unrealized gain (loss)	1.39	1.47	(3.05)	3.28	0.08
Total from investment operations	1.41	1.49	(2.99)	3.35	0.18
Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.03)	(0.05)	(0.18)	(0.19)
Total dividends and distributions	(0.09)	(0.03)	(0.05)	(0.18)	(0.19)
Redemption Fees	—	— **	—	—	—
Net Asset Value, End of Year	$11.85	$10.53	$9.07	$12.11	$8.94
Total Return*	13.51%#	16.45%#	(24.79)%	37.96%	1.80%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,488	$3,392	$2,809	$4,421	$6,277
Ratio of gross operating expenses to average net assets (2)	2.40%	2.17%	3.23%	2.47%	1.64%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	0.19%	0.18%	0.50%	0.63%	1.09%
Portfolio Turnover Rate	38%	59%	47%	59%	52%

	Health & Biotechnology Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$22.87	$22.60	$25.10	$23.02	$21.14
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.29)	(0.21)	(0.25)	(0.16)	0.01
Net realized and unrealized gain (loss)	4.52	1.75	(1.46)	4.82	2.78
Total from investment operations	4.23	1.54	(1.71)	4.66	2.79
Dividends and Distributions:
Distributions from realized gains	(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Total dividends and distributions	(1.02)	(1.27)	(0.79)	(2.58)	(0.91)
Net Asset Value, End of Year	$26.08	$22.87	$22.60	$25.10	$23.02
Total Return*	19.35%	6.59%	(6.92)%	22.43%	13.22%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$7,219	$6,370	$6,794	$7,560	$6,741
Ratio of gross operating expenses to average net assets (3)	2.32%	2.35%	2.50%	2.14%	1.91%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.25)%	(0.93)%	(1.05)%	(0.69)%	0.05%
Portfolio Turnover Rate	17%	58%	23%	19%	21%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
2.40%	2.90%	2.90%	2.32%	1.25%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
2.32%	2.35%	2.50%	2.14%	1.91%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$23.89	$22.95	$34.72	$31.63	$24.28
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.35)	(0.27)	(0.29)	(0.37)	(0.11)
Net realized and unrealized gain (loss)	5.18	4.51	(7.84)	7.10	8.43
Total from investment operations	4.83	4.24	(8.13)	6.73	8.32
Dividends and Distributions:
Distributions from realized gains	(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Total dividends and distributions	(1.50)	(3.30)	(3.64)	(3.64)	(0.97)
Net Asset Value, End of Year	$27.22	$23.89	$22.95	$34.72	$31.63
Total Return*	21.25%	23.05%	(26.02)%	23.89%	35.28%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$24,254	$22,829	$22,533	$35,680	$32,790
Ratio of gross operating expenses to average net assets (2)	2.22%	2.37%	2.15%	1.99%	1.68%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.39)%	(1.29)%	(1.06)%	(1.20)%	(0.42)%
Portfolio Turnover Rate	8%	6%	3%	10%	10%

	Energy & Basic Materials Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$13.95	$12.43	$10.75	$8.24	$10.11
Income (Loss) from Investment Operations:
Net investment income (1)	0.16	0.21	0.34	0.14	0.14
Net realized and unrealized gain (loss)	0.25	1.67	1.46	2.54	(2.01)
Total from investment operations	0.41	1.88	1.80	2.68	(1.87)
Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.36)	(0.12)	(0.17)	—
Total dividends and distributions	(0.23)	(0.36)	(0.12)	(0.17)	—
Net Asset Value, End of Year	$14.13	$13.95	$12.43	$10.75	$8.24
Total Return*	2.95%	15.40%	16.84%	32.86%	(18.50)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,245	$1,261	$1,523	$1,107	$942
Ratio of gross operating expenses to average net assets (3)	3.40%	3.14%	3.22%	4.07%	3.65%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.17%	1.61%	2.75%	1.37%	1.57%
Portfolio Turnover Rate	47%	51%	43%	81%	63%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
2.22%	2.37%	2.15%	1.99%	1.68%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:
3.00%	3.00%	3.00%	3.00%	3.00%
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Financial Services Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.26	$9.56	$11.72	$7.89	$8.92
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.08)	(0.01)	(0.05)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	2.77	0.18	(1.60)	4.20	(0.76)
Total from investment operations	2.69	0.17	(1.65)	4.17	(0.82)
Dividends and Distributions:
Distributions from realized gains	(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Total dividends and distributions	(0.44)	(0.47)	(0.51)	(0.34)	(0.21)
Net Asset Value, End of Year	$11.51	$9.26	$9.56	$11.72	$7.89
Total Return*	30.08%	1.74%	(14.74)%	54.37%	(9.60)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,408	$996	$1,044	$1,366	$944
Ratio of gross operating expenses to average net assets (2)	3.88%	3.05%	3.30%	3.41%	3.51%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.74)%	(0.06)%	(0.43)%	(0.34)%	(0.66)%
Portfolio Turnover Rate	32%	45%	39%	59%	71%

	Investment Quality Bond Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.15	$9.23	$9.68	$9.79	$9.56
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.19	0.11	(0.10)	(0.06)	0.07
Net realized and unrealized gain (loss)	0.29	(0.09)	(0.23)	(0.03)	0.24
Total from investment operations	0.48	0.02	(0.33)	(0.09)	0.31
Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.05)	—	(0.02)	(0.08)
Distributions from realized gains	—	—	(0.12)	—	—
Distributions from return of capital	—	(0.05)	—	—	—
Total dividends and distributions	(0.17)	(0.10)	(0.12)	(0.02)	(0.08)
Net Asset Value, End of Year	$9.46	$9.15	$9.23	$9.68	$9.79
Total Return*	5.35%	0.19%	(3.39)%	(0.87)%	3.24%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$11,216	$10,834	$11,436	$12,020	$4,345
Ratio of gross operating expenses to average net assets (3),(4)	1.37%	1.38%	1.91%	1.45%	1.37%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	2.08%	1.19%	(1.11)%	(0.61)%	0.71%
Portfolio Turnover Rate	60%	103%	1%	62%	23%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
3.00%	3.00%	3.00%	3.01%	3.00%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
1.37%	1.38%	1.90%	1.45%	1.37%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Municipal Bond Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$8.64	$8.73	$9.01	$9.08	$9.02
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.10	0.01	(0.13)	(0.09)	—
Net realized and unrealized gain (loss)	0.18	(0.10)	(0.15)	0.03	0.07
Total from investment operations	0.28	(0.09)	(0.28)	(0.06)	0.07
Dividends and Distributions:
Dividends from net investment income	—	—	—	—	(0.01)
Return of Capital	—	—	—	(0.01)	—
Total dividends and distributions	—	—	—	(0.01)	(0.01)
Net Asset Value, End of Year	$8.92	$8.64	$8.73	$9.01	$9.08
Total Return*	3.24%	(1.03)%	(3.11)%#	(0.70)%#	0.77%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$544	$520	$615	$770	$507
Ratio of gross operating expenses to average net assets (2),(4)	4.40%	3.02%	2.58%	2.78%	2.35%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.12%	0.11%	(1.43)%	(0.96)%	0.04%
Portfolio Turnover Rate	36%	101%	0%	82%	22%

	U.S. Government Money Market Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022		Year Ended August 31, 2021		Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.03	0.03	0.00	**	0.00	**	0.00	**
Net realized and unrealized gain (loss)	—	—	—		—		—
Total from investment operations	0.03	0.03	0.00	**	0.00	**	0.00	**
Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.03)	(0.00	)**	(0.00	)**	(0.00	)**
Distributions from realized gains	—	—	—		—		—
Total dividends and distributions	(0.03)	(0.03)	(0.00	)**	(0.00	)**	(0.00	)**
Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return*	3.48%	3.24%	0.01%		0.02%		0.00%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$4,272	$5,138	$5,108		$5,488		$5,213
Ratio of gross operating expenses to average net assets (3),(4)	1.73%	0.95%	0.93%		1.07%		1.18%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	3.46%	3.18%	0.02%		0.01%		0.28%
Portfolio Turnover Rate	N/A	N/A	N/A		N/A		N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
1.90%	1.90%	1.90%	1.52%	1.64%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
1.73%	0.95%	0.46%	0.02%	0.68%
(4)	Does not include the expenses of funds in which the Fund invests.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Aggressive Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.44	$10.39	$12.53	$10.42	$9.94
Income (Loss) from Investment Operations:
Net investment income (1)	0.06	0.09	0.33	0.40	0.25
Net realized and unrealized gain (loss)	1.68	0.64	(1.35)	1.91	0.62
Total from investment operations	1.74	0.73	(1.02)	2.31	0.87
Dividends and Distributions:
Dividends from net investment income	(0.06)	(0.07)	(0.37)	(0.12)	(0.28)
Distributions from realized gains	(0.25)	(0.61)	(0.75)	(0.08)	(0.11)
Total dividends and distributions	(0.31)	(0.68)	(1.12)	(0.20)	(0.39)
Net Asset Value, End of Year	$11.87	$10.44	$10.39	$12.53	$10.42
Total Return*	16.97%	7.50%	(8.96)%	22.46%	8.76%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,066	$851	$773	$842	$666
Ratio of gross operating expenses to average net assets (2)	2.67%	2.57%	2.23%	2.39%	2.01%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.93%	0.79%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (2)	0.51%	0.88%	2.90%	3.44%	2.53%
Portfolio Turnover Rate	8%	26%	2%	54%	3%

	Conservative Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.35	$10.41	$12.00	$10.58	$10.20
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.17	0.17	0.30	(0.02)	0.23
Net realized and unrealized gain (loss)	1.03	0.25	(1.01)	1.49	0.52
Total from investment operations	1.20	0.42	(0.71)	1.47	0.75
Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.04)	(0.29)	(0.05)	(0.24)
Distributions from realized gains	(0.06)	(0.44)	(0.59)	—	(0.10)
Distributions from return of capital	—	—	—	—	(0.03)
Total dividends and distributions	(0.27)	(0.48)	(0.88)	(0.05)	(0.37)
Net Asset Value, End of Year	$11.28	$10.35	$10.41	$12.00	$10.58
Total Return*	11.79%	4.26%	(6.39)%	13.94%	7.45%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,347	$2,128	$1,960	$2,050	$1,656
Ratio of gross operating expenses to average net assets (2)	2.12%	2.07%	2.01%	1.95%	1.60%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.93%	0.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.61%	1.66%	2.70%	(0.22)%	2.28%
Portfolio Turnover Rate	22%	50%	11%	71%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderate Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.74	$10.75	$12.55	$10.69	$10.15
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.09	0.11	0.33	(0.01)	0.22
Net realized and unrealized gain (loss)	1.51	0.47	(1.18)	2.02	0.67
Total from investment operations	1.60	0.58	(0.85)	2.01	0.89
Dividends and Distributions:
Dividends from net investment income	(0.13)	—	(0.34)	(0.08)	(0.24)
Distributions from realized gains	(0.15)	(0.59)	(0.61)	(0.07)	(0.11)
Total dividends and distributions	(0.28)	(0.59)	(0.95)	(0.15)	(0.35)
Net Asset Value, End of Year	$12.06	$10.74	$10.75	$12.55	$10.69
Total Return*	15.12%	5.73%	(7.36)%	19.01%	8.93%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,455	$1,150	$1,134	$1,187	$967
Ratio of gross operating expenses to average net assets (2)	2.27%	2.30%	2.11%	2.11%	1.70%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.93%	0.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	0.81%	1.07%	2.88%	(0.09)%	2.19%
Portfolio Turnover Rate	18%	41%	2%	52%	8%

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$10.63	$10.58	$12.44	$10.48	$9.93
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.08	0.11	0.32	(0.00)**	0.22
Net realized and unrealized gain (loss)	1.56	0.52	(1.23)	2.14	0.59
Total from investment operations	1.64	0.63	(0.91)	2.14	0.81
Dividends and Distributions:
Dividends from net investment income	(0.14)	—	(0.36)	(0.08)	(0.25)
Distributions from realized gains	(0.17)	(0.58)	(0.59)	(0.10)	(0.01)
Total dividends and distributions	(0.31)	(0.58)	(0.95)	(0.18)	(0.26)
Net Asset Value, End of Year	$11.96	$10.63	$10.58	$12.44	$10.48
Total Return*	15.70%	6.23%	(7.93)%	20.70%	8.14%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$809	$712	$656	$693	$568
Ratio of gross operating expenses to average net assets (2)	2.75%	2.56%	2.26%	2.50%	2.08%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.93%	0.79%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (2)	0.71%	1.05%	2.84%	0.03%	2.20%
Portfolio Turnover Rate	15%	34%	0%	48%	8%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year	$9.76	$9.95	$11.98	$10.36	$9.94
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.10	0.10	0.32	(0.01)	0.24
Net realized and unrealized gain (loss)	1.32	0.42	(1.09)	1.78	0.53
Total from investment operations	1.42	0.52	(0.77)	1.77	0.77
Dividends and Distributions:
Dividends from net investment income	(0.09)	—	(0.32)	(0.01)	(0.26)
Distributions from realized gains	—	(0.71)	(0.94)	(0.14)	(0.09)
Total dividends and distributions	(0.09)	(0.71)	(1.26)	(0.15)	(0.35)
Net Asset Value, End of Year	$11.09	$9.76	$9.95	$11.98	$10.36
Total Return*	14.63%	5.62%	(7.19)%	17.26%	7.84%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$644	$573	$495	$618	$836
Ratio of gross operating expenses to average net assets (2)	2.78%	2.98%	2.50%	2.34%	1.85%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.92%	0.79%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.00%	1.09%	2.95%	(0.07)%	2.46%
Portfolio Turnover Rate	20%	87%	10%	74%	11%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of Saratoga Advantage Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Mid Capitalization Portfolio, Small Capitalization Portfolio, International Equity Portfolio, Health and Biotechnology Portfolio, Technology and Communications Portfolio, Energy and Basic Materials Portfolio, Financial Services Portfolio, Investment Quality Bond Portfolio, Municipal Bond Portfolio, U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, Moderately Conservative Balanced Allocation Portfolio, (referred to as the “Funds”) each a series of the Saratoga Advantage Trust, including the schedules of investments, as of August 31, 2024, the related statements of operations, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

October 30, 2024

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

None

Item 16.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Saratoga Advantage Trust

By (Signature and Title)*		/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, President and Chief Executive Officer

Date	11/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jonathan W. Ventimiglia
Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date	11/8/24

By (Signature and Title)*		/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, President and Chief Executive Officer

Date	11/8/24

*	Print the name and title of each signing officer under his or her signature.